UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04777
MFS SERIES TRUST I
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Value Fund
Class A-MEIAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.79%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Value Fund (fund) provided a total return of 21.94%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	21.94%	10.74%	9.38%
A with initial sales charge (5.75%)	14.93%	9.43%	8.73%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFA-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Value Fund
Class B-MFEBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$170	1.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Value Fund (fund) provided a total return of 21.04%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	21.04%	9.90%	8.56%
B with CDSC (declining over six years from 4% to 0%)×	17.04%	9.63%	8.56%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFB-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Value Fund
Class C-MEICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$170	1.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Value Fund (fund) provided a total return of 21.02%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	21.02%	9.90%	8.56%
C with CDSC (1% for 12 months)×	20.02%	9.90%	8.56%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Value Fund
Class I-MEIIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$60	0.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Value Fund (fund) provided a total return of 22.24%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	22.24%	11.01%	9.65%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFI-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Value Fund
Class R1-MEIGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$170	1.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Value Fund (fund) provided a total return of 21.04%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	21.04%	9.91%	8.56%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR1-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Value Fund
Class R2-MVRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$115	1.04%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Value Fund (fund) provided a total return of 21.65%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	21.65%	10.46%	9.11%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR2-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Value Fund
Class R3-MEIHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$88	0.79%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Value Fund (fund) provided a total return of 21.95%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	21.95%	10.73%	9.38%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR3-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Value Fund
Class R4-MEIJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$60	0.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Value Fund (fund) provided a total return of 22.23%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	22.23%	11.01%	9.65%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR4-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Value Fund
Class R6-MEIKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.44%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Value Fund (fund) provided a total return of 22.36%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	22.36%	11.13%	9.77%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR6-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Low Volatility Global
Equity Fund
Class A-MVGAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$113	1.01%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 23.65%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.65%	9.59%	8.41%
A with initial sales charge (5.75%)	16.54%	8.30%	7.77%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOA-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Low Volatility Global
Equity Fund
Class B-MVGBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$196	1.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 22.73%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	22.73%	8.77%	7.58%
B with CDSC (declining over six years from 4% to 0%)×	18.73%	8.49%	7.58%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOB-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Low Volatility Global
Equity Fund
Class C-MVGCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$196	1.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 22.73%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.73%	8.78%	7.58%
C with CDSC (1% for 12 months)×	21.73%	8.78%	7.58%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOC-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Low Volatility Global
Equity Fund
Class I-MVGIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$85	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 23.94%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	23.94%	9.87%	8.67%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOI-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Low Volatility Global
Equity Fund
Class R1-MVGJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$196	1.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 22.74%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.74%	8.77%	7.58%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR1-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Low Volatility Global
Equity Fund
Class R2-MVGKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$141	1.26%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 23.33%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	23.33%	9.32%	8.12%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR2-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Low Volatility Global
Equity Fund
Class R3-MVGLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$113	1.01%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 23.67%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	23.67%	9.60%	8.40%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR3-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Low Volatility Global
Equity Fund
Class R4-MVGMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$85	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 24.01%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	24.01%	9.88%	8.66%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR4-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Low Volatility Global
Equity Fund
Class R6-MVGNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$75	0.67%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 24.08%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	24.08%	9.96%	8.73%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 24.15%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR6-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Low Volatility
Equity Fund
Class A-MLVAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$99	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 23.16%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.16%	11.20%	11.11%
A with initial sales charge (5.75%)	16.08%	9.89%	10.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUA-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Low Volatility
Equity Fund
Class B-MLVBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$182	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 22.19%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	22.19%	10.35%	10.27%
B with CDSC (declining over six years from 4% to 0%)×	18.19%	10.08%	10.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUB-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Low Volatility
Equity Fund
Class C-MLVGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$182	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 22.24%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.24%	10.36%	10.27%
C with CDSC (1% for 12 months)×	21.24%	10.36%	10.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Low Volatility
Equity Fund
Class I-MLVHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$71	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 23.41%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	23.41%	11.46%	11.37%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUI-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Low Volatility
Equity Fund
Class R1-MLVMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$182	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 22.19%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.19%	10.36%	10.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR1-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Low Volatility
Equity Fund
Class R2-MLVOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$127	1.14%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 22.88%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	22.88%	10.91%	10.83%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR2-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Low Volatility
Equity Fund
Class R3-MLVPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$99	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 23.11%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	23.11%	11.20%	11.11%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR3-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Low Volatility
Equity Fund
Class R4-MLVRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$73	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 23.41%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	23.41%	11.46%	11.37%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR4-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Low Volatility
Equity Fund
Class R6-MLVTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.56%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 23.55%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	23.55%	11.56%	11.47%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR6-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® U.S. Government Cash Reserve Fund
Class A-MSRXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$43	0.42%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMA-ANN

MFS® U.S. Government Cash Reserve Fund
Class B-MCRXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$43	0.42%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMB-ANN

MFS® U.S. Government Cash Reserve Fund
Class C-MCCXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$43	0.42%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMC-ANN

MFS® U.S. Government Cash Reserve Fund
Class I-CRHXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$43	0.42%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMI-ANN

MFS® U.S. Government Cash Reserve Fund
Class R1-CRVXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$43	0.42%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR1-ANN

MFS® U.S. Government Cash Reserve Fund
Class R2-CRMXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$43	0.42%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR2-ANN

MFS® U.S. Government Cash Reserve Fund
Class R3-CRJXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$43	0.42%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR3-ANN

MFS® U.S. Government Cash Reserve Fund
Class R4-CRKXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$43	0.42%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR4-ANN

MFS® U.S. Government Cash Reserve Fund
Class R6-CRRXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR6-ANN

MFS® New Discovery Fund
Class A-MNDAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$135	1.28%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS New Discovery Fund (fund) provided a total return of 10.67%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	10.67%	6.52%	8.54%
A with initial sales charge (5.75%)	4.31%	5.26%	7.90%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFA-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® New Discovery Fund
Class B-MNDBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$213	2.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS New Discovery Fund (fund) provided a total return of 9.82%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	9.82%	5.71%	7.72%
B with CDSC (declining over six years from 4% to 0%)×	5.82%	5.48%	7.72%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFB-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® New Discovery Fund
Class C-MNDCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$213	2.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS New Discovery Fund (fund) provided a total return of 9.84%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.84%	5.72%	7.72%
C with CDSC (1% for 12 months)×	8.84%	5.72%	7.72%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® New Discovery Fund
Class I-MNDIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$109	1.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS New Discovery Fund (fund) provided a total return of 10.94%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	10.94%	6.78%	8.81%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFI-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® New Discovery Fund
Class R1-MNDGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$213	2.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS New Discovery Fund (fund) provided a total return of 9.85%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	9.85%	5.73%	7.73%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR1-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® New Discovery Fund
Class R2-MNDRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$161	1.53%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS New Discovery Fund (fund) provided a total return of 10.36%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	10.36%	6.25%	8.27%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 10.41%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR2-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® New Discovery Fund
Class R3-MNDHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$135	1.28%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS New Discovery Fund (fund) provided a total return of 10.70%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	10.70%	6.52%	8.53%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR3-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® New Discovery Fund
Class R4-MNDJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$109	1.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS New Discovery Fund (fund) provided a total return of 10.95%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	10.95%	6.79%	8.81%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR4-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® New Discovery Fund
Class R6-MNDKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$95	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS New Discovery Fund (fund) provided a total return of 11.10%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	11.10%	6.91%	8.93%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR6-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Core Equity Fund
Class A-MRGAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$100	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Core Equity Fund (fund) provided a total return of 23.92%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.92%	13.94%	12.14%
A with initial sales charge (5.75%)	16.80%	12.60%	11.48%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIA-ANN
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Core Equity Fund
Class B-MRGBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$183	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Core Equity Fund (fund) provided a total return of 23.00%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	23.00%	13.09%	11.30%
B with CDSC (declining over six years from 4% to 0%)×	19.00%	12.85%	11.30%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIB-ANN
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Core Equity Fund
Class C-MRGCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$183	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Core Equity Fund (fund) provided a total return of 22.96%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.96%	13.09%	11.29%
C with CDSC (1% for 12 months)×	21.96%	13.09%	11.29%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIC-ANN
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Core Equity Fund
Class I-MRGRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$72	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Core Equity Fund (fund) provided a total return of 24.23%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	24.23%	14.23%	12.41%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGII-ANN
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Core Equity Fund
Class R1-MRGGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$183	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Core Equity Fund (fund) provided a total return of 22.99%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.99%	13.10%	11.30%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR1-ANN
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Core Equity Fund
Class R2-MRERX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$126	1.13%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Core Equity Fund (fund) provided a total return of 23.60%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	23.60%	13.67%	11.86%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR2-ANN
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Core Equity Fund
Class R3-MRGHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$100	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Core Equity Fund (fund) provided a total return of 23.89%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	23.89%	13.94%	12.13%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR3-ANN
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Core Equity Fund
Class R4-MRGJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$72	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Core Equity Fund (fund) provided a total return of 24.22%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	24.22%	14.23%	12.41%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR4-ANN
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Core Equity Fund
Class R6-MRGKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.56%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Core Equity Fund (fund) provided a total return of 24.34%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	24.34%	14.33%	12.51%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR6-ANN
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Research
International Fund
Class A-MRSAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$106	0.98%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Research International Fund (fund) provided a total return of 16.34%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	16.34%	8.11%	5.11%
A with initial sales charge (5.75%)	9.65%	6.84%	4.49%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFA-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Research
International Fund
Class B-MRIBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$186	1.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Research International Fund (fund) provided a total return of 15.46%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	15.46%	7.30%	4.32%
B with CDSC (declining over six years from 4% to 0%)×	11.46%	7.00%	4.32%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFB-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Research
International Fund
Class C-MRICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$186	1.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Research International Fund (fund) provided a total return of 15.48%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	15.48%	7.30%	4.32%
C with CDSC (1% for 12 months)×	14.48%	7.30%	4.32%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFC-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Research
International Fund
Class I-MRSIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$79	0.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Research International Fund (fund) provided a total return of 16.67%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	16.67%	8.38%	5.38%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFI-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Research
International Fund
Class R1-MRSGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$187	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Research International Fund (fund) provided a total return of 15.43%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	15.43%	7.30%	4.32%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR1-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Research
International Fund
Class R2-MRSRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$133	1.23%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Research International Fund (fund) provided a total return of 16.01%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	16.01%	7.84%	4.85%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR2-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Research
International Fund
Class R3-MRSHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$106	0.98%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Research International Fund (fund) provided a total return of 16.34%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	16.34%	8.11%	5.12%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR3-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Research
International Fund
Class R4-MRSJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$79	0.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Research International Fund (fund) provided a total return of 16.64%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	16.64%	8.38%	5.37%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR4-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Research
International Fund
Class R6-MRSKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$68	0.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Research International Fund (fund) provided a total return of 16.74%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	16.74%	8.50%	5.48%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR6-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Technology Fund
Class A-MTCAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$133	1.12%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Technology Fund (fund) provided a total return of 38.29%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	38.29%	16.79%	16.84%
A with initial sales charge (5.75%)	30.34%	15.41%	16.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTA-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Technology Fund
Class B-MTCBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$222	1.87%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Technology Fund (fund) provided a total return of 37.23%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	37.23%	15.91%	15.97%
B with CDSC (declining over six years from 4% to 0%)×	33.23%	15.69%	15.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTB-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Technology Fund
Class C-MTCCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$222	1.87%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Technology Fund (fund) provided a total return of 37.22%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	37.22%	15.91%	15.97%
C with CDSC (1% for 12 months)×	36.22%	15.91%	15.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTC-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Technology Fund
Class I-MTCIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$104	0.87%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Technology Fund (fund) provided a total return of 38.63%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	38.63%	17.08%	17.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTI-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Technology Fund
Class R1-MTCKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$222	1.87%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Technology Fund (fund) provided a total return of 37.27%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	37.27%	15.91%	15.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 37.24%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR1-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Technology Fund
Class R2-MTERX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$163	1.37%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Technology Fund (fund) provided a total return of 37.92%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	37.92%	16.49%	16.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR2-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Technology Fund
Class R3-MTCHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$133	1.12%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Technology Fund (fund) provided a total return of 38.26%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	38.26%	16.78%	16.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR3-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Technology Fund
Class R4-MTCJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$104	0.87%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Technology Fund (fund) provided a total return of 38.60%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	38.60%	17.07%	17.13%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR4-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Technology Fund
Class R6-MTCLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$93	0.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Technology Fund (fund) provided a total return of 38.76%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	38.76%	17.19%	17.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR6-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended August 31, 2024 and 2023, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees Billed by Deloitte		Audit Fees
	2024	2023
MFS Low Volatility Global Equity Fund	57,676	55,647
MFS U.S. Government Cash Reserve Fund	40,137	38,733
Total	97,813	94,380

Fees Billed by E&Y		Audit Fees
	2024	2023
MFS Core Equity Fund	58,182	56,135
MFS Low Volatility Equity Fund	50,345	48,577
MFS New Discovery Fund	56,324	54,343
MFS Research International Fund	60,356	58,231
MFS Technology Fund	58,182	56,135
MFS Value Fund	56,664	54,671
Total	340,053	328,092

For the fiscal years ended August 31, 2024 and 2023, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Low Volatility Global	0	0	0	0	0	0
Equity Fund
To MFS U.S. Government Cash	0	0	0	0	0	0
Reserve Fund
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related	0	0	0	0	0	0
Entities of MFS Low Volatility
Global Equity Fund*
To MFS and MFS Related	0	0	0	0	0	0
Entities of MFS U.S.
Government Cash Reserve
Fund*
Fees Billed by Deloitte			Aggregate Fees for Non-audit Services
			2024		2023
To MFS Low Volatility Global Equity Fund,			0		0
MFS and MFS Related Entities#
To MFS U.S. Government Cash Reserve Fund,			0		0
MFS and MFS Related Entities#

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2024	2023	2024	2023	2024	2023

To MFS Core Equity Fund	0	0	660	636	0	0
To MFS Low Volatility Equity	0	0	267	259	0	0
Fund
To MFS New Discovery Fund	0	0	660	636	0	0

To MFS Research International	0	0	660	636	0	0
Fund
To MFS Technology Fund	0	0	660	636	0	0
To MFS Value Fund	0	0	660	636	0	0
Total fees billed by E&Y	0	0	3,567	3,439	0	0
To above Funds

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2024	2023	2024	2023	2024	2023

To MFS and MFS Related	0	0	0	0	3,600	3,600
Entities of MFS Core Equity
Fund*
To MFS and MFS Related	0	0	0	0	3,600	3,600
Entities of Low Volatility
Equity Fund*
To MFS and MFS Related	0	0	0	0	3,600	3,600
Entities of MFS New
Discovery Fund*
To MFS and MFS Related	0	0	0	0	3,600	3,600
Entities of MFS Research
International Fund*
To MFS and MFS Related	0	0	0	0	3,600	3,600
Entities of MFS Technology
Fund*
To MFS and MFS Related	0	0	0	0	3,600	3,600
Entities of MFS Value Fund*
Fees Billed by E&Y	Aggregate Fees for Non-audit Services
	2024	2023
To MFS Core Equity Fund, MFS and	320,200	228,986
MFS Related Entities#
To Low Volatility Equity Fund, MFS	319,807	228,609
and MFS Related Entities#
To MFS New Discovery Fund, MFS and	320,200	228,986
MFS Related Entities#
To MFS Research International Fund,	320,200	228,986
MFS and MFS Related Entities#
To MFS Technology Fund, MFS and	320,200	228,986
MFS Related Entities#
To MFS Value Fund, MFS and MFS	320,200	228,986
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Value Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 8.5%
Boeing Co. (a)	4,805,880	$ 834,973,591
General Dynamics Corp.	4,460,859	1,335,402,750
Honeywell International, Inc.	4,576,399	951,479,116
Northrop Grumman Corp.	1,643,224	859,751,229
RTX Corp.	10,311,417	1,271,810,173
		$5,253,416,859
Alcoholic Beverages – 1.0%
Diageo PLC	19,370,775	$ 632,737,913
Brokerage & Asset Managers – 5.2%
BlackRock, Inc.	770,552	$ 694,891,499
Citigroup, Inc.	13,664,242	855,928,119
KKR & Co., Inc.	5,598,728	692,954,565
NASDAQ, Inc.	13,734,050	989,950,324
		$3,233,724,507
Business Services – 3.0%
Accenture PLC, “A”	3,459,413	$ 1,182,946,276
Equifax, Inc.	2,177,156	668,669,922
		$1,851,616,198
Cable TV – 0.9%
Comcast Corp., “A”	13,302,843	$ 526,393,497
Chemicals – 0.6%
PPG Industries, Inc.	2,726,721	$ 353,737,515
Computer Software - Systems – 0.2%
CDW Corp.	669,577	$ 151,083,354
Construction – 0.8%
Otis Worldwide Corp.	2,031,855	$ 192,396,350
Sherwin-Williams Co.	790,757	292,081,913
		$484,478,263
Consumer Products – 2.3%
Kenvue, Inc.	28,632,760	$ 628,489,082
Kimberly-Clark Corp.	3,215,821	465,200,666
Reckitt Benckiser Group PLC	5,724,324	328,225,018
		$1,421,914,766
Electrical Equipment – 0.4%
W.W. Grainger, Inc.	222,297	$ 218,944,761
EIFFS-ANN
1

MFS Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 6.5%
Analog Devices, Inc.	5,444,931	$ 1,278,687,596
KLA Corp.	1,252,021	1,025,943,568
NXP Semiconductors N.V.	2,817,894	722,395,306
Texas Instruments, Inc.	4,717,458	1,011,139,948
		$4,038,166,418
Energy - Independent – 3.2%
ConocoPhillips	12,561,675	$ 1,429,392,998
EOG Resources, Inc.	3,998,726	515,115,884
		$1,944,508,882
Energy - Integrated – 3.0%
Chevron Corp.	5,458,064	$ 807,520,569
Exxon Mobil Corp.	8,916,728	1,051,638,900
		$1,859,159,469
Food & Beverages – 3.7%
Mondelez International, Inc.	9,950,744	$ 714,562,926
Nestle S.A.	7,187,780	769,639,122
PepsiCo, Inc.	4,465,867	772,059,087
		$2,256,261,135
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	3,111,196	$ 730,166,589
Health Maintenance Organizations – 4.7%
Cigna Group	5,367,534	$ 1,942,027,477
Elevance Health, Inc.	1,704,953	949,471,276
		$2,891,498,753
Insurance – 12.3%
Aon PLC	4,286,602	$ 1,473,390,840
Chubb Ltd.	4,082,740	1,160,233,053
Marsh & McLennan Cos., Inc.	6,562,830	1,493,109,453
Progressive Corp.	9,530,695	2,403,641,279
Travelers Cos., Inc.	4,627,184	1,055,321,855
		$7,585,696,480
Machinery & Tools – 3.7%
Eaton Corp. PLC	2,498,786	$ 766,952,387
Illinois Tool Works, Inc.	2,355,330	596,322,449
PACCAR, Inc.	4,977,221	478,709,116
Trane Technologies PLC	1,106,441	400,155,452
Veralto Corp.	335,434	37,712,845
		$2,279,852,249
Major Banks – 7.9%
JPMorgan Chase & Co.	13,080,972	$ 2,940,602,506
Morgan Stanley	11,423,931	1,183,633,491
PNC Financial Services Group, Inc.	3,909,050	723,526,064
		$4,847,762,061
2

MFS Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.4%
McKesson Corp.	2,632,890	$ 1,477,261,921
Medical Equipment – 1.6%
Abbott Laboratories	7,023,193	$ 795,517,071
Medtronic PLC	2,019,440	178,881,995
		$974,399,066
Other Banks & Diversified Financials – 2.1%
American Express Co.	5,047,960	$ 1,305,654,854
Pharmaceuticals – 6.3%
AbbVie, Inc.	4,321,508	$ 848,355,235
Johnson & Johnson	8,368,232	1,387,954,960
Merck & Co., Inc.	5,854,715	693,490,992
Pfizer, Inc.	30,271,045	878,163,015
Roche Holding AG	274,242	92,656,082
		$3,900,620,284
Railroad & Shipping – 2.5%
Canadian National Railway Co.	2,598,865	$ 306,198,274
Union Pacific Corp.	4,739,605	1,213,765,445
		$1,519,963,719
Real Estate - Storage – 1.9%
Prologis, Inc., REIT	7,606,891	$ 972,312,808
Public Storage, Inc., REIT	671,756	230,895,972
		$1,203,208,780
Specialty Chemicals – 1.7%
Corteva, Inc.	5,636,290	$ 322,959,417
DuPont de Nemours, Inc.	8,370,615	705,224,314
		$1,028,183,731
Specialty Stores – 3.4%
Lowe's Cos., Inc.	5,062,224	$ 1,257,962,664
Target Corp.	5,585,624	858,063,559
		$2,116,026,223
Utilities - Electric Power – 8.1%
American Electric Power Co., Inc.	2,702,283	$ 270,984,939
Dominion Energy, Inc.	16,755,520	936,633,568
Duke Energy Corp.	10,084,462	1,149,124,445
Exelon Corp.	10,748,572	409,413,107
PG&E Corp.	32,673,315	643,664,305
Southern Co.	13,764,044	1,189,213,402
Xcel Energy, Inc.	6,571,811	402,391,988
		$5,001,425,754
Total Common Stocks (Identified Cost, $31,543,423,564)		$61,087,864,001
3

MFS Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $322,965,968)	322,884,602	$ 322,981,467
Other Assets, Less Liabilities – 0.4%		217,141,690
Net Assets – 100.0%		$61,627,987,158
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $322,981,467 and $61,087,864,001, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $31,543,423,564)	$61,087,864,001
Investments in affiliated issuers, at value (identified cost, $322,965,968)	322,981,467
Receivables for
Investments sold	97,626,165
Fund shares sold	30,579,784
Dividends	162,434,975
Other assets	32,911
Total assets	$61,701,519,303
Liabilities
Payable to custodian	$1,929
Payables for
Fund shares reacquired	60,999,363
Payable to affiliates
Investment adviser	2,096,957
Administrative services fee	5,052
Shareholder servicing costs	7,278,923
Distribution and service fees	274,084
Payable for independent Trustees' compensation	780
Accrued expenses and other liabilities	2,875,057
Total liabilities	$73,532,145
Net assets	$61,627,987,158
Net assets consist of
Paid-in capital	$28,839,328,866
Total distributable earnings (loss)	32,788,658,292
Net assets	$61,627,987,158
Shares of beneficial interest outstanding	1,133,865,731
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,390,205,912	154,785,863	$54.21
Class B	16,736,860	309,608	54.06
Class C	428,173,984	8,009,281	53.46
Class I	26,486,371,174	485,017,332	54.61
Class R1	10,493,279	198,477	52.87
Class R2	277,810,203	5,192,991	53.50
Class R3	2,747,116,177	50,947,674	53.92
Class R4	1,711,589,682	31,576,789	54.20
Class R6	21,559,489,887	397,827,716	54.19
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $57.52 [100 / 94.25 x $54.21]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Dividends	$1,348,227,819
Dividends from affiliated issuers	14,508,001
Other	660,315
Income on securities loaned	207,390
Interest	76,817
Foreign taxes withheld	(7,445,516)
Total investment income	$1,356,234,826
Expenses
Management fee	$251,189,394
Distribution and service fees	31,962,597
Shareholder servicing costs	40,384,494
Administrative services fee	615,143
Independent Trustees' compensation	168,242
Custodian fee	582,489
Shareholder communications	3,772,831
Audit and tax fees	73,980
Legal fees	306,580
Miscellaneous	1,459,698
Total expenses	$330,515,448
Reduction of expenses by investment adviser and distributor	(7,437,868)
Net expenses	$323,077,580
Net investment income (loss)	$1,033,157,246
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,737,083,500
Affiliated issuers	(51,434)
Foreign currency	(261,331)
Net realized gain (loss)	$4,736,770,735
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,853,695,149
Affiliated issuers	(427)
Translation of assets and liabilities in foreign currencies	340,936
Net unrealized gain (loss)	$5,854,035,658
Net realized and unrealized gain (loss)	$10,590,806,393
Change in net assets from operations	$11,623,963,639
See Notes to Financial Statements
6

MFS Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$1,033,157,246	$1,097,933,123
Net realized gain (loss)	4,736,770,735	3,510,313,500
Net unrealized gain (loss)	5,854,035,658	(625,627,855)
Change in net assets from operations	$11,623,963,639	$3,982,618,768
Total distributions to shareholders	$(4,631,446,393)	$(4,195,325,497)
Change in net assets from fund share transactions	$(2,460,953,165)	$(1,092,875,927)
Total change in net assets	$4,531,564,081	$(1,305,582,656)
Net assets
At beginning of period	57,096,423,077	58,402,005,733
At end of period	$61,627,987,158	$57,096,423,077
See Notes to Financial Statements
7

MFS Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$48.21	$48.43	$53.60	$41.31	$41.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.77	$0.80	$0.70	$0.59	$0.63
Net realized and unrealized gain (loss)	9.17	2.43	(4.12)	12.77	0.57
Total from investment operations	$9.94	$3.23	$(3.42)	$13.36	$1.20
Less distributions declared to shareholders
From net investment income	$(0.78)	$(0.76)	$(0.69)	$(0.60)	$(0.65)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(3.94)	$(3.45)	$(1.75)	$(1.07)	$(1.20)
Net asset value, end of period (x)	$54.21	$48.21	$48.43	$53.60	$41.31
Total return (%) (r)(s)(t)(x)	21.94	6.90	(6.59)	32.85	2.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81	0.80	0.81	0.80	0.83
Expenses after expense reductions	0.79	0.79	0.79	0.79	0.82
Net investment income (loss)	1.57	1.67	1.36	1.25	1.56
Portfolio turnover rate	13	12	12	8	16
Net assets at end of period (000 omitted)	$8,390,206	$7,661,572	$7,741,830	$8,523,158	$6,460,837
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$48.04	$48.25	$53.38	$41.12	$41.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.44	$0.30	$0.23	$0.32
Net realized and unrealized gain (loss)	9.16	2.42	(4.08)	12.74	0.58
Total from investment operations	$9.56	$2.86	$(3.78)	$12.97	$0.90
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.38)	$(0.29)	$(0.24)	$(0.32)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(3.54)	$(3.07)	$(1.35)	$(0.71)	$(0.87)
Net asset value, end of period (x)	$54.06	$48.04	$48.25	$53.38	$41.12
Total return (%) (r)(s)(t)(x)	21.04	6.07	(7.29)	31.87	2.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56	1.55	1.56	1.55	1.58
Expenses after expense reductions	1.54	1.54	1.54	1.54	1.56
Net investment income (loss)	0.82	0.92	0.59	0.50	0.79
Portfolio turnover rate	13	12	12	8	16
Net assets at end of period (000 omitted)	$16,737	$26,011	$35,955	$52,833	$55,897

See Notes to Financial Statements
8

MFS Value Fund
Financial Highlights - continued
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$47.58	$47.82	$52.94	$40.80	$40.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.43	$0.30	$0.23	$0.32
Net realized and unrealized gain (loss)	9.05	2.42	(4.05)	12.63	0.56
Total from investment operations	$9.44	$2.85	$(3.75)	$12.86	$0.88
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.40)	$(0.31)	$(0.25)	$(0.33)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(3.56)	$(3.09)	$(1.37)	$(0.72)	$(0.88)
Net asset value, end of period (x)	$53.46	$47.58	$47.82	$52.94	$40.80
Total return (%) (r)(s)(t)(x)	21.02	6.11	(7.29)	31.86	2.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56	1.55	1.56	1.55	1.58
Expenses after expense reductions	1.54	1.54	1.54	1.54	1.57
Net investment income (loss)	0.82	0.92	0.60	0.50	0.80
Portfolio turnover rate	13	12	12	8	16
Net assets at end of period (000 omitted)	$428,174	$476,461	$562,575	$686,442	$650,697
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$48.54	$48.75	$53.94	$41.56	$41.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.90	$0.93	$0.83	$0.71	$0.74
Net realized and unrealized gain (loss)	9.24	2.44	(4.14)	12.85	0.56
Total from investment operations	$10.14	$3.37	$(3.31)	$13.56	$1.30
Less distributions declared to shareholders
From net investment income	$(0.91)	$(0.89)	$(0.82)	$(0.71)	$(0.75)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(4.07)	$(3.58)	$(1.88)	$(1.18)	$(1.30)
Net asset value, end of period (x)	$54.61	$48.54	$48.75	$53.94	$41.56
Total return (%) (r)(s)(t)(x)	22.24	7.15	(6.36)	33.20	3.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56	0.55	0.56	0.55	0.58
Expenses after expense reductions	0.54	0.54	0.54	0.54	0.57
Net investment income (loss)	1.82	1.93	1.60	1.50	1.81
Portfolio turnover rate	13	12	12	8	16
Net assets at end of period (000 omitted)	$26,486,371	$24,247,677	$24,634,555	$27,444,959	$21,027,882

See Notes to Financial Statements
9

MFS Value Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$47.10	$47.39	$52.47	$40.45	$40.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.43	$0.30	$0.23	$0.32
Net realized and unrealized gain (loss)	8.96	2.38	(4.01)	12.52	0.55
Total from investment operations	$9.35	$2.81	$(3.71)	$12.75	$0.87
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.41)	$(0.31)	$(0.26)	$(0.34)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(3.58)	$(3.10)	$(1.37)	$(0.73)	$(0.89)
Net asset value, end of period (x)	$52.87	$47.10	$47.39	$52.47	$40.45
Total return (%) (r)(s)(t)(x)	21.04	6.08	(7.28)	31.88	2.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56	1.55	1.56	1.55	1.58
Expenses after expense reductions	1.54	1.54	1.54	1.54	1.57
Net investment income (loss)	0.82	0.92	0.60	0.50	0.80
Portfolio turnover rate	13	12	12	8	16
Net assets at end of period (000 omitted)	$10,493	$13,878	$16,339	$20,580	$18,914
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$47.62	$47.88	$53.01	$40.86	$40.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.64	$0.67	$0.56	$0.46	$0.52
Net realized and unrealized gain (loss)	9.06	2.41	(4.07)	12.64	0.56
Total from investment operations	$9.70	$3.08	$(3.51)	$13.10	$1.08
Less distributions declared to shareholders
From net investment income	$(0.66)	$(0.65)	$(0.56)	$(0.48)	$(0.54)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(3.82)	$(3.34)	$(1.62)	$(0.95)	$(1.09)
Net asset value, end of period (x)	$53.50	$47.62	$47.88	$53.01	$40.86
Total return (%) (r)(s)(t)(x)	21.65	6.62	(6.83)	32.53	2.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06	1.05	1.06	1.05	1.08
Expenses after expense reductions	1.04	1.04	1.04	1.04	1.07
Net investment income (loss)	1.32	1.42	1.10	1.00	1.30
Portfolio turnover rate	13	12	12	8	16
Net assets at end of period (000 omitted)	$277,810	$298,178	$323,438	$409,939	$359,598

See Notes to Financial Statements
10

MFS Value Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$47.97	$48.22	$53.37	$41.14	$41.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.77	$0.80	$0.69	$0.59	$0.63
Net realized and unrealized gain (loss)	9.12	2.41	(4.08)	12.71	0.56
Total from investment operations	$9.89	$3.21	$(3.39)	$13.30	$1.19
Less distributions declared to shareholders
From net investment income	$(0.78)	$(0.77)	$(0.70)	$(0.60)	$(0.65)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(3.94)	$(3.46)	$(1.76)	$(1.07)	$(1.20)
Net asset value, end of period (x)	$53.92	$47.97	$48.22	$53.37	$41.14
Total return (%) (r)(s)(t)(x)	21.95	6.87	(6.58)	32.85	2.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81	0.80	0.81	0.80	0.83
Expenses after expense reductions	0.79	0.79	0.79	0.79	0.82
Net investment income (loss)	1.57	1.67	1.35	1.25	1.56
Portfolio turnover rate	13	12	12	8	16
Net assets at end of period (000 omitted)	$2,747,116	$2,553,121	$2,479,059	$2,774,355	$2,036,093
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$48.21	$48.44	$53.61	$41.31	$41.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.89	$0.92	$0.82	$0.70	$0.73
Net realized and unrealized gain (loss)	9.17	2.43	(4.11)	12.78	0.56
Total from investment operations	$10.06	$3.35	$(3.29)	$13.48	$1.29
Less distributions declared to shareholders
From net investment income	$(0.91)	$(0.89)	$(0.82)	$(0.71)	$(0.75)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(4.07)	$(3.58)	$(1.88)	$(1.18)	$(1.30)
Net asset value, end of period (x)	$54.20	$48.21	$48.44	$53.61	$41.31
Total return (%) (r)(s)(t)(x)	22.23	7.16	(6.36)	33.20	3.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56	0.55	0.56	0.55	0.58
Expenses after expense reductions	0.54	0.54	0.54	0.54	0.57
Net investment income (loss)	1.82	1.92	1.59	1.50	1.80
Portfolio turnover rate	13	12	12	8	16
Net assets at end of period (000 omitted)	$1,711,590	$1,803,820	$1,936,377	$2,625,508	$2,323,830

See Notes to Financial Statements
11

MFS Value Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$48.20	$48.43	$53.60	$41.31	$41.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.94	$0.97	$0.88	$0.76	$0.78
Net realized and unrealized gain (loss)	9.17	2.43	(4.11)	12.76	0.55
Total from investment operations	$10.11	$3.40	$(3.23)	$13.52	$1.33
Less distributions declared to shareholders
From net investment income	$(0.96)	$(0.94)	$(0.88)	$(0.76)	$(0.79)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(4.12)	$(3.63)	$(1.94)	$(1.23)	$(1.34)
Net asset value, end of period (x)	$54.19	$48.20	$48.43	$53.60	$41.31
Total return (%) (r)(s)(t)(x)	22.36	7.28	(6.26)	33.33	3.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45	0.45	0.44	0.45	0.47
Expenses after expense reductions	0.44	0.44	0.43	0.44	0.46
Net investment income (loss)	1.92	2.03	1.72	1.60	1.92
Portfolio turnover rate	13	12	12	8	16
Net assets at end of period (000 omitted)	$21,559,490	$20,015,706	$20,671,878	$22,910,207	$16,158,507
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Value Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When
13

MFS Value Fund
Notes to Financial Statements  - continued
fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$58,958,407,592	$—	$—	$58,958,407,592
United Kingdom	328,225,018	632,737,913	—	960,962,931
Switzerland	862,295,204	—	—	862,295,204
Canada	306,198,274	—	—	306,198,274
Mutual Funds	322,981,467	—	—	322,981,467
Total	$60,778,107,555	$632,737,913	$—	$61,410,845,468
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
14

MFS Value Fund
Notes to Financial Statements  - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/24	Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$1,056,439,466	$1,070,687,344
Long-term capital gains	3,575,006,927	3,124,638,153
Total distributions	$4,631,446,393	$4,195,325,497
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$31,986,296,013
Gross appreciation	30,091,824,628
Gross depreciation	(667,275,173)
Net unrealized appreciation (depreciation)	$29,424,549,455
Undistributed ordinary income	224,951,230
Undistributed long-term capital gain	3,137,854,231
Other temporary differences	1,303,376
Total distributable earnings (loss)	$32,788,658,292
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase.  The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
15

MFS Value Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24	Year ended 8/31/23
Class A	$607,590,412	$551,687,615
Class B	1,680,199	2,129,786
Class C	32,792,010	35,146,957
Class I	1,959,316,933	1,755,219,721
Class R1	972,459	1,026,641
Class R2	22,593,793	22,240,355
Class R3	204,644,209	181,399,016
Class R4	145,907,726	138,758,105
Class R6	1,655,948,652	1,507,717,301
Total	$4,631,446,393	$4,195,325,497
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $7.5 billion	0.60%
In excess of $7.5 billion and up to $10 billion	0.53%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $25 billion	0.45%
In excess of $25 billion and up to $30 billion	0.42%
In excess of $30 billion and up to $35 billion	0.40%
In excess of $35 billion and up to $40 billion	0.38%
In excess of $40 billion and up to $45 billion	0.36%
In excess of $45 billion and up to $50 billion	0.35%
In excess of $50 billion and up to $60 billion	0.34%
In excess of $60 billion and up to $70 billion	0.33%
In excess of $70 billion	0.32%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $7,436,269, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.43% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $545,347 for the year ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
16

MFS Value Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 19,368,765
Class B	0.75%	0.25%	1.00%	1.00%	209,288
Class C	0.75%	0.25%	1.00%	1.00%	4,386,157
Class R1	0.75%	0.25%	1.00%	1.00%	111,687
Class R2	0.25%	0.25%	0.50%	0.50%	1,384,556
Class R3	—	0.25%	0.25%	0.25%	6,502,144
Total Distribution and Service Fees					$31,962,597
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2024, this rebate amounted to $1,238, $10, $153, and $198 for Class A, Class B, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
Amount
Class A	$44,634
Class B	6,216
Class C	19,700
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $931,934, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $39,452,560.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0011% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
17

MFS Value Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	3	$179
8/19/2024	Redemption	Class C	6	328
8/19/2024	Redemption	Class I	4	227
8/19/2024	Redemption	Class R1	4	228
8/19/2024	Redemption	Class R2	4	197
8/19/2024	Redemption	Class R3	2	95
8/19/2024	Redemption	Class R4	8	426
During the year ended August 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $16,278,462 and $2,671,054, respectively. The sales transactions resulted in net realized gains (losses) of $676,518.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2024, this reimbursement amounted to $660,315, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended August 31, 2024, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $7,308,918,267 and $13,174,938,309, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,151,197	$787,739,662	20,294,433	$967,333,947
Class B	7,301	346,381	15,754	744,064
Class C	1,002,707	48,003,095	1,350,932	63,865,236
Class I	84,680,571	4,186,783,379	88,474,107	4,248,776,372
Class R1	33,463	1,584,134	93,477	4,462,218
Class R2	754,597	35,865,953	909,315	42,973,930
Class R3	7,203,095	349,782,275	8,233,341	390,788,500
Class R4	4,418,297	215,882,419	6,512,350	309,671,787
Class R6	45,744,619	2,233,356,891	58,826,001	2,802,427,943
	159,995,847	$7,859,344,189	184,709,710	$8,831,043,997
Shares issued to shareholders in reinvestment of distributions
Class A	10,624,965	$501,009,844	9,622,375	$454,773,857
Class B	34,692	1,627,379	43,305	2,047,339
Class C	592,595	27,522,243	625,070	29,265,383
Class I	33,968,010	1,613,536,334	30,616,507	1,455,075,269
Class R1	21,181	972,459	22,146	1,026,641
Class R2	484,326	22,523,153	473,548	22,137,591
Class R3	4,359,932	204,518,463	3,856,794	181,396,095
Class R4	3,022,563	142,504,443	2,861,279	135,064,057
Class R6	32,272,342	1,521,569,280	29,120,615	1,373,877,958
	85,380,606	$4,035,783,598	77,241,639	$3,654,664,190
18

MFS Value Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(30,922,770)	$(1,508,131,655)	(30,835,478)	$(1,469,949,612)
Class B	(273,771)	(13,354,600)	(262,928)	(12,473,864)
Class C	(3,600,575)	(173,353,285)	(3,725,416)	(175,284,541)
Class I	(133,177,684)	(6,538,862,892)	(124,906,760)	(6,004,551,022)
Class R1	(150,807)	(7,027,938)	(165,796)	(7,819,288)
Class R2	(2,307,199)	(110,494,983)	(1,876,566)	(88,377,011)
Class R3	(13,834,005)	(675,854,557)	(10,288,096)	(488,102,680)
Class R4	(13,281,625)	(648,898,903)	(11,933,485)	(570,618,867)
Class R6	(95,457,756)	(4,680,102,139)	(99,479,797)	(4,761,407,229)
	(293,006,192)	$(14,356,080,952)	(283,474,322)	$(13,578,584,114)
Net change
Class A	(4,146,608)	$(219,382,149)	(918,670)	$(47,841,808)
Class B	(231,778)	(11,380,840)	(203,869)	(9,682,461)
Class C	(2,005,273)	(97,827,947)	(1,749,414)	(82,153,922)
Class I	(14,529,103)	(738,543,179)	(5,816,146)	(300,699,381)
Class R1	(96,163)	(4,471,345)	(50,173)	(2,330,429)
Class R2	(1,068,276)	(52,105,877)	(493,703)	(23,265,490)
Class R3	(2,270,978)	(121,553,819)	1,802,039	84,081,915
Class R4	(5,840,765)	(290,512,041)	(2,559,856)	(125,883,023)
Class R6	(17,440,795)	(925,175,968)	(11,533,181)	(585,101,328)
	(47,629,739)	$(2,460,953,165)	(21,522,973)	$(1,092,875,927)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund was the owner of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, the MFS Managed Wealth Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $295,523 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
19

MFS Value Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$160,098,874	$7,120,589,027	$6,957,654,573	$(51,434)	$(427)	$322,981,467
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,508,001	$—
(8)  Redemptions In-Kind
On each of the dates listed below, the fund recorded a redemption in-kind of portfolio securities and cash. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
Redemption In-Kind Date	Portfolio Securities and Cash Amount	Realized Gain (Loss)
December 8, 2023	$169,695,866	$90,645,677
April 5, 2024	$143,086,385	$81,483,431
May 10, 2024	$31,347,881	$17,594,521
August 9, 2024	$114,589,433	$63,919,107
(9)  Subsequent Event
On September 6, 2024, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $35,876,475.  The redeeming shareholder generally receives a pro rate share of the securities held by the fund.  The distribution of such securities generated a realized gain (loss) of $20,315,145 for the fund.
20

MFS Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Value Fund and the Board of Trustees of MFS Series Trust I
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2024
21

MFS Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $4,324,380,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Value Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Value Fund
Board Review of Investment Advisory Agreement
MFS Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
24

MFS Value Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $7.5 billion, $10 billion, $20 billion, $25 billion, $30 billion, $35 billion, $40 billion, $45 billion, $50 billion, $60 billion, and $70 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
25

MFS Low Volatility Global Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Low Volatility Global Equity Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 2.9%
General Dynamics Corp.	9,625	$ 2,881,340
Leidos Holdings, Inc.	9,055	1,435,308
Singapore Technologies Engineering Ltd.	1,133,700	3,869,227
		$8,185,875
Automotive – 0.4%
Bridgestone Corp.	30,800	$ 1,207,395
Brokerage & Asset Managers – 0.5%
IG Group Holdings PLC	115,016	$ 1,468,210
Business Services – 5.2%
Accenture PLC, “A”	7,503	$ 2,565,651
Compass Group PLC	36,381	1,149,509
Fiserv, Inc. (a)	8,502	1,484,449
NS Solutions Corp.	208,500	5,298,430
Secom Co. Ltd.	21,100	1,540,257
Serco Group PLC	529,745	1,222,171
Sohgo Security Services Co. Ltd.	182,600	1,294,588
		$14,555,055
Cable TV – 0.6%
Comcast Corp., “A”	42,275	$ 1,672,822
Computer Software – 5.6%
CCC Intelligent Holdings, Inc. (a)	144,225	$ 1,554,746
Check Point Software Technologies Ltd. (a)	6,548	1,260,490
Constellation Software, Inc.	1,935	6,318,655
Microsoft Corp.	15,389	6,419,367
		$15,553,258
Computer Software - Systems – 3.0%
Apple, Inc.	6,535	$ 1,496,515
Hitachi Ltd.	91,200	2,237,536
SS&C Technologies Holdings, Inc.	23,278	1,747,945
Venture Corp. Ltd.	266,800	2,868,516
		$8,350,512
Construction – 0.6%
AvalonBay Communities, Inc., REIT	7,668	$ 1,730,898
Consumer Products – 4.6%
Colgate-Palmolive Co.	76,766	$ 8,175,579
Kimberly-Clark Corp.	21,506	3,111,058
Procter & Gamble Co.	9,196	1,577,482
		$12,864,119
LVOFS-ANN
1

MFS Low Volatility Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.7%
TE Connectivity Ltd.	12,630	$ 1,939,968
Electronics – 3.3%
Amano Corp.	92,900	$ 2,797,796
Analog Devices, Inc.	18,371	4,314,246
Kyocera Corp.	173,700	2,145,321
		$9,257,363
Energy - Integrated – 1.2%
PTT Exploration & Production Ltd.	502,600	$ 2,101,282
TotalEnergies SE	18,961	1,308,947
		$3,410,229
Food & Beverages – 3.8%
General Mills, Inc.	51,627	$ 3,732,116
Mondelez International, Inc.	27,128	1,948,061
Nestle S.A.	17,407	1,863,873
PepsiCo, Inc.	17,866	3,088,674
		$10,632,724
Food & Drug Stores – 1.3%
Sundrug Co. Ltd.	51,500	$ 1,493,673
Tesco PLC	470,181	2,193,033
		$3,686,706
General Merchandise – 0.9%
Dollarama, Inc.	24,328	$ 2,464,121
Health Maintenance Organizations – 0.7%
Cigna Group	5,303	$ 1,918,678
Insurance – 7.2%
Ameriprise Financial, Inc.	3,658	$ 1,644,052
Chubb Ltd.	8,673	2,464,693
Everest Group Ltd.	11,527	4,521,350
Hartford Financial Services Group, Inc.	10,539	1,223,578
MetLife, Inc.	31,345	2,428,611
Reinsurance Group of America, Inc.	13,552	2,991,739
Samsung Fire & Marine Insurance Co. Ltd.	10,591	2,758,071
Zurich Insurance Group AG	3,275	1,895,592
		$19,927,686
Internet – 1.3%
Alphabet, Inc., “A”	22,686	$ 3,706,439
Leisure & Toys – 2.1%
Electronic Arts, Inc.	30,114	$ 4,571,907
Sankyo Co. Ltd.	90,100	1,300,569
		$5,872,476
Machinery & Tools – 1.6%
Eaton Corp. PLC	14,408	$ 4,422,247
2

MFS Low Volatility Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 5.7%
DBS Group Holdings Ltd.	260,840	$ 7,277,494
JPMorgan Chase & Co.	20,595	4,629,756
Mitsubishi UFJ Financial Group, Inc.	116,800	1,234,371
Royal Bank of Canada	11,920	1,439,698
Wells Fargo & Co.	23,790	1,391,001
		$15,972,320
Medical & Health Technology & Services – 3.3%
HealthEquity, Inc. (a)	14,027	$ 1,115,988
McKesson Corp.	14,279	8,011,661
		$9,127,649
Medical Equipment – 0.9%
Becton, Dickinson and Co.	4,776	$ 1,157,750
Medtronic PLC	16,442	1,456,433
		$2,614,183
Natural Gas - Distribution – 1.4%
Atmos Energy Corp.	8,930	$ 1,167,508
Italgas S.p.A.	479,263	2,696,566
		$3,864,074
Network & Telecom – 1.2%
Motorola Solutions, Inc.	7,243	$ 3,201,696
Other Banks & Diversified Financials – 2.6%
American Express Co.	4,920	$ 1,272,558
Banco de Oro Unibank, Inc.	816,510	2,221,954
Kasikornbank Co. Ltd.	308,100	1,301,767
Mastercard, Inc., “A”	2,631	1,271,668
Visa, Inc., “A”	4,149	1,146,659
		$7,214,606
Pharmaceuticals – 11.2%
AbbVie, Inc.	6,163	$ 1,209,858
Eli Lilly & Co.	6,522	6,261,250
Johnson & Johnson	36,470	6,048,914
Merck & Co., Inc.	34,897	4,133,550
Novo Nordisk A.S., “B”	14,958	2,079,415
Pfizer, Inc.	37,939	1,100,610
Roche Holding AG	16,341	5,521,011
Sanofi	11,099	1,241,606
Vertex Pharmaceuticals, Inc. (a)	7,240	3,590,244
		$31,186,458
Pollution Control – 1.9%
Republic Services, Inc.	24,982	$ 5,201,502
Precious Metals & Minerals – 1.6%
Franco-Nevada Corp.	36,291	$ 4,431,452
3

MFS Low Volatility Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.2%
Sankyu, Inc.	44,300	$ 1,450,603
West Japan Railway Co.	100,000	1,909,488
		$3,360,091
Restaurants – 3.9%
Jollibee Foods Corp.	1,184,270	$ 5,479,490
McDonald's Corp.	8,747	2,524,909
Starbucks Corp.	29,512	2,790,950
		$10,795,349
Specialty Chemicals – 0.4%
RPM International, Inc.	9,296	$ 1,080,660
Specialty Stores – 2.3%
AutoZone, Inc. (a)	381	$ 1,212,144
TJX Cos., Inc.	18,373	2,154,602
Walmart Stores, Inc.	39,161	3,024,404
		$6,391,150
Telecommunications - Wireless – 3.8%
Advanced Info Service Public Co. Ltd.	709,200	$ 5,175,725
KDDI Corp.	161,600	5,441,603
		$10,617,328
Telephone Services – 2.8%
Koninklijke KPN N.V.	1,151,685	$ 4,701,457
Orange S.A.	118,869	1,353,397
Quebecor, Inc., “B”	67,093	1,666,310
		$7,721,164
Tobacco – 0.6%
British American Tobacco PLC	42,895	$ 1,603,377
Utilities - Electric Power – 5.9%
CLP Holdings Ltd.	488,500	$ 4,373,499
Duke Energy Corp.	13,731	1,564,647
Edison International	41,247	3,589,726
Equatorial Energia S.A.	163,296	990,911
Evergy, Inc.	25,394	1,501,801
PG&E Corp.	92,894	1,830,012
Xcel Energy, Inc.	40,194	2,461,079
		$16,311,675
Total Common Stocks (Identified Cost, $187,388,371)		$273,521,515
Preferred Stocks – 1.1%
Computer Software - Systems – 1.1%
Samsung Electronics Co. Ltd. (Identified Cost, $2,811,550)	66,062	$ 2,978,886

4

MFS Low Volatility Global Equity Fund
Portfolio of Investments – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,938	$ 0

Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $855,357)	855,285	$ 855,541
Other Assets, Less Liabilities – 0.4%		1,148,962
Net Assets – 100.0%		$278,504,904
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $855,541 and $276,500,401, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Low Volatility Global Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $190,199,921)	$276,500,401
Investments in affiliated issuers, at value (identified cost, $855,357)	855,541
Foreign currency, at value (identified cost, $28)	28
Receivables for
Fund shares sold	1,865,335
Dividends	693,033
Receivable from investment adviser	13,669
Other assets	264
Total assets	$279,928,271
Liabilities
Payables for
Investments purchased	$944,394
Fund shares reacquired	151,124
Payable to affiliates
Administrative services fee	408
Shareholder servicing costs	25,617
Distribution and service fees	1,097
Payable for independent Trustees' compensation	11
Deferred foreign capital gains tax expense payable	181,627
Accrued expenses and other liabilities	119,089
Total liabilities	$1,423,367
Net assets	$278,504,904
Net assets consist of
Paid-in capital	$181,771,707
Total distributable earnings (loss)	96,733,197
Net assets	$278,504,904
Shares of beneficial interest outstanding	15,184,708
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$36,128,702	1,969,499	$18.34
Class B	229,384	12,616	18.18
Class C	3,902,240	215,220	18.13
Class I	118,459,568	6,454,288	18.35
Class R1	181,552	9,952	18.24
Class R2	207,177	11,291	18.35
Class R3	116,967	6,365	18.38
Class R4	114,925	6,261	18.36
Class R6	119,164,389	6,499,216	18.34
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.46 [100 / 94.25 x $18.34]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Low Volatility Global Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Dividends	$6,379,004
Dividends from affiliated issuers	53,062
Other	13,968
Interest	1,997
Income on securities loaned	1,522
Foreign taxes withheld	(343,798)
Total investment income	$6,105,755
Expenses
Management fee	$1,402,823
Distribution and service fees	120,622
Shareholder servicing costs	148,242
Administrative services fee	46,685
Independent Trustees' compensation	6,558
Custodian fee	79,782
Shareholder communications	31,539
Audit and tax fees	72,039
Legal fees	1,369
Registration fees	142,209
Miscellaneous	76,014
Total expenses	$2,127,882
Reduction of expenses by investment adviser	(169,747)
Net expenses	$1,958,135
Net investment income (loss)	$4,147,620
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $33,688 foreign capital gains tax)	$13,617,771
Affiliated issuers	(525)
Foreign currency	(34,806)
Net realized gain (loss)	$13,582,440
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $92,711 increase in deferred foreign capital gains tax)	$34,277,038
Affiliated issuers	(3)
Translation of assets and liabilities in foreign currencies	(1,713)
Net unrealized gain (loss)	$34,275,322
Net realized and unrealized gain (loss)	$47,857,762
Change in net assets from operations	$52,005,382
See Notes to Financial Statements
7

MFS Low Volatility Global Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$4,147,620	$4,864,434
Net realized gain (loss)	13,582,440	(18,112)
Net unrealized gain (loss)	34,275,322	23,359,410
Change in net assets from operations	$52,005,382	$28,205,732
Total distributions to shareholders	$(4,895,205)	$(10,214,151)
Change in net assets from fund share transactions	$(87,177,586)	$61,624,592
Total change in net assets	$(40,067,409)	$79,616,173
Net assets
At beginning of period	318,572,313	238,956,140
At end of period	$278,504,904	$318,572,313
See Notes to Financial Statements
8

MFS Low Volatility Global Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.08	$14.14	$17.04	$14.18	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.22	$0.19	$0.17	$0.23
Net realized and unrealized gain (loss)	3.31	1.25	(1.64)	2.90	0.39
Total from investment operations	$3.53	$1.47	$(1.45)	$3.07	$0.62
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.19)	$(0.16)	$(0.21)	$(0.27)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(0.27)	$(0.53)	$(1.45)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$18.34	$15.08	$14.14	$17.04	$14.18
Total return (%) (r)(s)(t)(x)	23.65	10.67	(9.35)	21.83	4.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.03	1.05	1.04	1.05
Expenses after expense reductions	1.01	0.99	0.99	0.99	0.99
Net investment income (loss)	1.38	1.50	1.23	1.14	1.68
Portfolio turnover rate	32	25	46	36	43
Net assets at end of period (000 omitted)	$36,129	$33,745	$25,531	$25,815	$23,494
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.94	$14.00	$16.90	$14.08	$13.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.11	$0.07	$0.06	$0.12
Net realized and unrealized gain (loss)	3.28	1.24	(1.62)	2.86	0.40
Total from investment operations	$3.38	$1.35	$(1.55)	$2.92	$0.52
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.07)	$(0.06)	$(0.10)	$(0.17)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(0.14)	$(0.41)	$(1.35)	$(0.10)	$(0.26)
Net asset value, end of period (x)	$18.18	$14.94	$14.00	$16.90	$14.08
Total return (%) (r)(s)(t)(x)	22.73	9.90	(10.03)	20.88	3.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82	1.78	1.80	1.78	1.80
Expenses after expense reductions	1.76	1.74	1.74	1.74	1.75
Net investment income (loss)	0.63	0.75	0.48	0.40	0.88
Portfolio turnover rate	32	25	46	36	43
Net assets at end of period (000 omitted)	$229	$361	$438	$475	$410

See Notes to Financial Statements
9

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.91	$13.98	$16.88	$14.05	$13.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.11	$0.07	$0.06	$0.12
Net realized and unrealized gain (loss)	3.27	1.24	(1.62)	2.88	0.39
Total from investment operations	$3.37	$1.35	$(1.55)	$2.94	$0.51
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.08)	$(0.06)	$(0.11)	$(0.17)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(0.15)	$(0.42)	$(1.35)	$(0.11)	$(0.26)
Net asset value, end of period (x)	$18.13	$14.91	$13.98	$16.88	$14.05
Total return (%) (r)(s)(t)(x)	22.73	9.89	(10.04)	21.00	3.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82	1.78	1.80	1.79	1.80
Expenses after expense reductions	1.76	1.74	1.74	1.74	1.75
Net investment income (loss)	0.62	0.74	0.49	0.39	0.90
Portfolio turnover rate	32	25	46	36	43
Net assets at end of period (000 omitted)	$3,902	$3,405	$3,001	$3,133	$3,261
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.09	$14.14	$17.05	$14.18	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.26	$0.24	$0.21	$0.26
Net realized and unrealized gain (loss)	3.30	1.25	(1.66)	2.90	0.39
Total from investment operations	$3.57	$1.51	$(1.42)	$3.11	$0.65
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.22)	$(0.20)	$(0.24)	$(0.30)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(0.31)	$(0.56)	$(1.49)	$(0.24)	$(0.39)
Net asset value, end of period (x)	$18.35	$15.09	$14.14	$17.05	$14.18
Total return (%) (r)(s)(t)(x)	23.94	11.02	(9.18)	22.21	4.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82	0.78	0.80	0.79	0.80
Expenses after expense reductions	0.76	0.74	0.74	0.74	0.75
Net investment income (loss)	1.65	1.77	1.53	1.38	1.88
Portfolio turnover rate	32	25	46	36	43
Net assets at end of period (000 omitted)	$118,460	$179,777	$124,266	$102,723	$106,849

See Notes to Financial Statements
10

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.00	$14.07	$16.97	$14.13	$13.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.11	$0.07	$0.06	$0.12
Net realized and unrealized gain (loss)	3.29	1.24	(1.63)	2.89	0.39
Total from investment operations	$3.39	$1.35	$(1.56)	$2.95	$0.51
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.08)	$(0.05)	$(0.11)	$(0.17)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(0.15)	$(0.42)	$(1.34)	$(0.11)	$(0.26)
Net asset value, end of period (x)	$18.24	$15.00	$14.07	$16.97	$14.13
Total return (%) (r)(s)(t)(x)	22.74	9.82	(10.00)	20.96	3.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82	1.78	1.80	1.78	1.80
Expenses after expense reductions	1.76	1.74	1.74	1.74	1.75
Net investment income (loss)	0.62	0.74	0.48	0.40	0.90
Portfolio turnover rate	32	25	46	36	43
Net assets at end of period (000 omitted)	$182	$140	$130	$149	$109
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.09	$14.14	$17.04	$14.18	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.18	$0.15	$0.15	$0.19
Net realized and unrealized gain (loss)	3.31	1.26	(1.65)	2.88	0.40
Total from investment operations	$3.49	$1.44	$(1.50)	$3.03	$0.59
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.15)	$(0.11)	$(0.17)	$(0.24)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(0.23)	$(0.49)	$(1.40)	$(0.17)	$(0.33)
Net asset value, end of period (x)	$18.35	$15.09	$14.14	$17.04	$14.18
Total return (%) (r)(s)(t)(x)	23.33	10.46	(9.63)	21.56	4.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.32	1.28	1.30	1.28	1.30
Expenses after expense reductions	1.26	1.24	1.24	1.24	1.25
Net investment income (loss)	1.12	1.25	0.98	0.94	1.37
Portfolio turnover rate	32	25	46	36	43
Net assets at end of period (000 omitted)	$207	$166	$137	$263	$170

See Notes to Financial Statements
11

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.11	$14.16	$17.06	$14.20	$13.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.22	$0.19	$0.18	$0.23
Net realized and unrealized gain (loss)	3.32	1.26	(1.64)	2.89	0.39
Total from investment operations	$3.54	$1.48	$(1.45)	$3.07	$0.62
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.19)	$(0.16)	$(0.21)	$(0.27)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(0.27)	$(0.53)	$(1.45)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$18.38	$15.11	$14.16	$17.06	$14.20
Total return (%) (r)(s)(t)(x)	23.67	10.72	(9.34)	21.81	4.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.03	1.05	1.04	1.05
Expenses after expense reductions	1.01	0.99	0.99	0.99	1.00
Net investment income (loss)	1.37	1.50	1.23	1.15	1.65
Portfolio turnover rate	32	25	46	36	43
Net assets at end of period (000 omitted)	$117	$104	$92	$98	$79
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.09	$14.15	$17.05	$14.18	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.25	$0.23	$0.21	$0.26
Net realized and unrealized gain (loss)	3.32	1.25	(1.64)	2.90	0.39
Total from investment operations	$3.58	$1.50	$(1.41)	$3.11	$0.65
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.22)	$(0.20)	$(0.24)	$(0.30)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(0.31)	$(0.56)	$(1.49)	$(0.24)	$(0.39)
Net asset value, end of period (x)	$18.36	$15.09	$14.15	$17.05	$14.18
Total return (%) (r)(s)(t)(x)	24.01	10.94	(9.12)	22.21	4.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82	0.78	0.80	0.79	0.81
Expenses after expense reductions	0.76	0.74	0.74	0.74	0.75
Net investment income (loss)	1.62	1.75	1.47	1.40	1.89
Portfolio turnover rate	32	25	46	36	43
Net assets at end of period (000 omitted)	$115	$93	$84	$92	$75

See Notes to Financial Statements
12

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.07	$14.13	$17.03	$14.17	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.27	$0.24	$0.22	$0.27
Net realized and unrealized gain (loss)	3.32	1.24	(1.64)	2.90	0.40
Total from investment operations	$3.59	$1.51	$(1.40)	$3.12	$0.67
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.21)	$(0.26)	$(0.32)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(0.32)	$(0.57)	$(1.50)	$(0.26)	$(0.41)
Net asset value, end of period (x)	$18.34	$15.07	$14.13	$17.03	$14.17
Total return (%) (r)(s)(t)(x)	24.15	11.04	(9.06)	22.25	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74	0.69	0.72	0.71	0.73
Expenses after expense reductions	0.67	0.66	0.66	0.67	0.67
Net investment income (loss)	1.71	1.83	1.54	1.44	2.01
Portfolio turnover rate	32	25	46	36	43
Net assets at end of period (000 omitted)	$119,164	$100,782	$85,277	$94,987	$84,631
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Low Volatility Global Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;
14

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$157,873,059	$—	$—	$157,873,059
Japan	6,792,103	22,559,527	—	29,351,630
Canada	16,320,236	0	—	16,320,236
Singapore	—	14,015,237	—	14,015,237
Switzerland	7,384,884	1,895,592	—	9,280,476
Thailand	—	8,578,774	—	8,578,774
Philippines	7,701,444	—	—	7,701,444
United Kingdom	1,468,210	6,168,090	—	7,636,300
South Korea	—	5,736,957	—	5,736,957
Other Countries	14,323,842	5,682,446	—	20,006,288
Mutual Funds	855,541	—	—	855,541
Total	$212,719,319	$64,636,623	$—	$277,355,942
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2024, there were no securities on loan or collateral outstanding.
15

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/24	Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$3,825,640	$4,151,143
Long-term capital gains	1,069,565	6,063,008
Total distributions	$4,895,205	$10,214,151
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$194,549,058
Gross appreciation	83,606,766
Gross depreciation	(799,882)
Net unrealized appreciation (depreciation)	$82,806,884
Undistributed ordinary income	1,410,019
Undistributed long-term capital gain	12,680,735
Other temporary differences	(164,441)
Total distributable earnings (loss)	$96,733,197
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share
16

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/24	Year ended 8/31/23
Class A	$521,999	$1,112,251
Class B	2,672	12,527
Class C	33,277	89,340
Class I	2,271,529	5,415,928
Class R1	1,427	4,004
Class R2	2,518	5,190
Class R3	1,701	3,520
Class R4	1,885	3,378
Class R6	2,058,197	3,568,013
Total	$4,895,205	$10,214,151
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.525%
In excess of $2.5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $33,071, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2024, this reduction amounted to $136,676, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,308 for the year ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
17

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 79,344
Class B	0.75%	0.25%	1.00%	1.00%	2,860
Class C	0.75%	0.25%	1.00%	1.00%	35,703
Class R1	0.75%	0.25%	1.00%	1.00%	1,554
Class R2	0.25%	0.25%	0.50%	0.50%	902
Class R3	—	0.25%	0.25%	0.25%	259
Total Distribution and Service Fees					$120,622
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended August 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
Amount
Class A	$35
Class B	70
Class C	69
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $5,280, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $142,962.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0183% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	4	$68
8/19/2024	Redemption	Class C	2	43
8/19/2024	Redemption	Class I	3	62
18

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
At August 31, 2024, MFS held approximately 58%, 53%, and 96% of the outstanding shares of Class R1, Class R2, and Class R3, respectively, and 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2024, this reimbursement amounted to $13,962, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended August 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $83,137,654 and $168,035,345, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	298,784	$4,938,424	763,945	$10,796,108
Class B	—	—	203	2,836
Class C	19,881	304,086	58,865	857,045
Class I	1,796,551	28,910,466	5,998,445	86,974,089
Class R1	547	8,664	597	8,588
Class R2	590	9,288	1,835	25,644
Class R3	49	769	358	5,146
Class R4	—	—	(1)	—
Class R6	886,710	14,217,584	1,444,761	21,340,030
	3,003,112	$48,389,281	8,269,008	$120,009,486
Shares issued to shareholders in reinvestment of distributions
Class A	32,742	$521,883	78,207	$1,112,206
Class B	170	2,672	889	12,527
Class C	2,106	33,277	6,347	89,340
Class I	124,908	1,980,918	297,414	4,233,954
Class R1	90	1,427	283	4,004
Class R2	158	2,518	365	5,190
Class R3	107	1,701	247	3,520
Class R4	119	1,885	238	3,378
Class R6	125,945	2,005,343	246,294	3,498,889
	286,345	$4,551,624	630,284	$8,963,008
Shares reacquired
Class A	(599,627)	$(9,309,329)	(410,326)	$(5,952,978)
Class B	(11,734)	(186,337)	(8,182)	(119,906)
Class C	(35,123)	(555,979)	(51,489)	(743,328)
Class I	(7,382,606)	(111,270,128)	(3,165,950)	(45,242,152)
Class R1	(9)	(144)	(803)	(11,566)
Class R2	(468)	(7,379)	(906)	(13,075)
Class R3	(648)	(9,689)	(230)	(3,504)
Class R6	(1,199,406)	(18,779,506)	(1,039,716)	(15,261,393)
	(9,229,621)	$(140,118,491)	(4,677,602)	$(67,347,902)
19

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(268,101)	$(3,849,022)	431,826	$5,955,336
Class B	(11,564)	(183,665)	(7,090)	(104,543)
Class C	(13,136)	(218,616)	13,723	203,057
Class I	(5,461,147)	(80,378,744)	3,129,909	45,965,891
Class R1	628	9,947	77	1,026
Class R2	280	4,427	1,294	17,759
Class R3	(492)	(7,219)	375	5,162
Class R4	119	1,885	237	3,378
Class R6	(186,751)	(2,556,579)	651,339	9,577,526
	(5,940,164)	$(87,177,586)	4,221,690	$61,624,592
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $1,373 and $11,294, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,060,471	$38,910,451	$42,114,853	$(525)	$(3)	$855,541
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$53,062	$—
20

MFS Low Volatility Global Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust I and the Shareholders of MFS Low Volatility Global Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Low Volatility Global Equity Fund (the “Fund”), including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
21

MFS Low Volatility Global Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $2,621,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 48.20% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Global Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Global Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Low Volatility Global Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Low Volatility Global Equity Fund
Board Review of Investment Advisory Agreement
MFS Low Volatility Global Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context
24

MFS Low Volatility Global Equity Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
25

MFS Low Volatility Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Low Volatility Equity Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 5.4%
CACI International, Inc., “A” (a)	11,821	$ 5,770,066
General Dynamics Corp.	7,502	2,245,799
Honeywell International, Inc.	10,347	2,151,245
Huntington Ingalls Industries, Inc.	7,156	2,023,502
Leidos Holdings, Inc.	12,841	2,035,427
Teledyne Technologies, Inc. (a)	20,432	8,842,970
		$23,069,009
Apparel Manufacturers – 0.5%
Skechers USA, Inc., “A” (a)	29,622	$ 2,028,515
Automotive – 0.4%
Lear Corp.	14,216	$ 1,658,296
Broadcasting – 1.4%
Omnicom Group, Inc.	60,778	$ 6,103,934
Brokerage & Asset Managers – 0.6%
Cboe Global Markets, Inc.	13,581	$ 2,789,537
Business Services – 6.2%
Accenture PLC, “A”	29,366	$ 10,041,704
Cognizant Technology Solutions Corp., “A”	125,345	9,748,080
Fiserv, Inc. (a)	19,158	3,344,987
Insperity, Inc.	15,809	1,485,888
Verisk Analytics, Inc., “A”	6,887	1,878,911
		$26,499,570
Cable TV – 0.5%
Comcast Corp., “A”	59,263	$ 2,345,037
Computer Software – 3.5%
Intuit, Inc.	8,295	$ 5,228,007
Microsoft Corp.	23,046	9,613,408
		$14,841,415
Computer Software - Systems – 1.0%
NetApp, Inc.	36,366	$ 4,390,103
Construction – 0.5%
AvalonBay Communities, Inc., REIT	9,389	$ 2,119,379
Consumer Products – 3.6%
Colgate-Palmolive Co.	46,834	$ 4,987,821
Kimberly-Clark Corp.	15,512	2,243,966
Procter & Gamble Co.	38,217	6,555,744
LVUFS-ANN
1

MFS Low Volatility Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reynolds Consumer Products, Inc.	56,870	$ 1,791,405
		$15,578,936
Containers – 0.5%
Graphic Packaging Holding Co.	71,500	$ 2,139,995
Electrical Equipment – 6.3%
AMETEK, Inc.	14,555	$ 2,489,633
Amphenol Corp., “A”	166,973	11,262,329
Hubbell, Inc.	5,583	2,232,753
TE Connectivity Ltd.	71,026	10,909,594
		$26,894,309
Electronics – 3.8%
Analog Devices, Inc.	32,280	$ 7,580,635
Corning, Inc.	171,413	7,173,634
NXP Semiconductors N.V.	6,337	1,624,554
		$16,378,823
Energy - Independent – 0.4%
Phillips 66	12,315	$ 1,727,918
Food & Beverages – 4.3%
General Mills, Inc.	129,958	$ 9,394,664
Mondelez International, Inc.	31,705	2,276,736
PepsiCo, Inc.	40,091	6,930,932
		$18,602,332
Gaming & Lodging – 1.1%
Hilton Worldwide Holdings, Inc.	11,389	$ 2,501,480
Ryman Hospitality Properties, Inc., REIT	20,144	2,094,170
		$4,595,650
Health Maintenance Organizations – 1.6%
Cigna Group	8,073	$ 2,920,892
UnitedHealth Group, Inc.	6,850	4,042,870
		$6,963,762
Insurance – 8.5%
American International Group, Inc.	21,344	$ 1,644,555
Ameriprise Financial, Inc.	4,272	1,920,008
Aon PLC	6,754	2,321,485
Assurant, Inc.	17,771	3,489,336
Chubb Ltd.	21,363	6,070,937
Everest Group Ltd.	19,782	7,759,292
Hanover Insurance Group, Inc.	13,670	2,009,353
Hartford Financial Services Group, Inc.	30,137	3,498,906
MetLife, Inc.	34,447	2,668,954
Reinsurance Group of America, Inc.	14,499	3,200,799
Voya Financial, Inc.	27,127	1,921,405
		$36,505,030
2

MFS Low Volatility Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.1%
Alphabet, Inc., “A”	55,162	$ 9,012,368
Machinery & Tools – 1.5%
Eaton Corp. PLC	21,569	$ 6,620,173
Major Banks – 0.8%
JPMorgan Chase & Co.	15,251	$ 3,428,425
Medical & Health Technology & Services – 2.7%
McKesson Corp.	20,682	$ 11,604,257
Medical Equipment – 3.0%
Abbott Laboratories	17,482	$ 1,980,186
Hologic, Inc. (a)	26,135	2,123,207
Medtronic PLC	53,329	4,723,883
STERIS PLC	16,951	4,086,886
		$12,914,162
Natural Gas - Distribution – 0.4%
Southwest Gas Holdings, Inc.	22,393	$ 1,628,419
Network & Telecom – 3.1%
Motorola Solutions, Inc.	29,990	$ 13,256,780
Other Banks & Diversified Financials – 3.5%
Mastercard, Inc., “A”	6,121	$ 2,958,524
Northern Trust Corp.	20,429	1,863,329
Popular, Inc.	17,473	1,790,982
Visa, Inc., “A”	30,426	8,408,834
		$15,021,669
Pharmaceuticals – 9.8%
AbbVie, Inc.	11,281	$ 2,214,573
Eli Lilly & Co.	14,776	14,185,255
Johnson & Johnson	64,281	10,661,647
Merck & Co., Inc.	82,666	9,791,788
Pfizer, Inc.	87,770	2,546,208
Vertex Pharmaceuticals, Inc. (a)	5,291	2,623,754
		$42,023,225
Pollution Control – 4.1%
Republic Services, Inc.	41,976	$ 8,739,823
Waste Connections, Inc.	27,454	5,120,171
Waste Management, Inc.	16,951	3,594,290
		$17,454,284
Railroad & Shipping – 0.5%
CSX Corp.	58,975	$ 2,021,073
3

MFS Low Volatility Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.4%
Essential Properties Realty Trust, REIT	56,817	$ 1,813,030
Federal Realty Investment Trust, REIT	16,206	1,863,690
NNN REIT, Inc.	45,545	2,140,160
		$5,816,880
Real Estate - Storage – 0.6%
Public Storage, Inc., REIT	6,995	$ 2,404,321
Restaurants – 1.8%
McDonald's Corp.	16,755	$ 4,836,498
Starbucks Corp.	29,271	2,768,159
		$7,604,657
Specialty Chemicals – 1.2%
Ecolab, Inc.	12,973	$ 3,284,504
RPM International, Inc.	16,109	1,872,671
		$5,157,175
Specialty Stores – 5.0%
AutoZone, Inc. (a)	2,531	$ 8,052,326
Home Depot, Inc.	6,655	2,452,368
O'Reilly Automotive, Inc. (a)	2,850	3,220,414
Walmart Stores, Inc.	101,309	7,824,094
		$21,549,202
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT	8,518	$ 1,908,543
T-Mobile USA, Inc.	11,233	2,232,222
		$4,140,765
Trucking – 1.0%
J.B. Hunt Transport Services, Inc.	10,550	$ 1,827,260
Landstar System, Inc.	14,420	2,632,515
		$4,459,775
Utilities - Electric Power – 6.1%
Dominion Energy, Inc.	34,445	$ 1,925,475
DTE Energy Co.	23,021	2,878,085
Duke Energy Corp.	42,816	4,878,883
Edison International	43,325	3,770,575
Evergy, Inc.	49,021	2,899,102
Exelon Corp.	106,407	4,053,043
Sempra Energy	24,076	1,978,566
Xcel Energy, Inc.	62,372	3,819,038
		$26,202,767
Total Common Stocks (Identified Cost, $274,203,560)		$427,551,927
4

MFS Low Volatility Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $917,660)	917,642	$ 917,917
Other Assets, Less Liabilities – 0.1%		410,807
Net Assets – 100.0%		$428,880,651
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $917,917 and $427,551,927, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Low Volatility Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $274,203,560)	$427,551,927
Investments in affiliated issuers, at value (identified cost, $917,660)	917,917
Receivables for
Fund shares sold	204,779
Dividends	569,725
Receivable from investment adviser	18,326
Other assets	370
Total assets	$429,263,044
Liabilities
Payables for
Fund shares reacquired	$220,011
Payable to affiliates
Administrative services fee	582
Shareholder servicing costs	48,991
Distribution and service fees	5,671
Payable for independent Trustees' compensation	12
Payable for audit and tax fees	60,956
Accrued expenses and other liabilities	46,170
Total liabilities	$382,393
Net assets	$428,880,651
Net assets consist of
Paid-in capital	$244,836,256
Total distributable earnings (loss)	184,044,395
Net assets	$428,880,651
Shares of beneficial interest outstanding	19,949,331
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$190,002,018	8,846,238	$21.48
Class B	868,886	40,593	21.40
Class C	20,313,153	954,197	21.29
Class I	97,091,433	4,511,232	21.52
Class R1	791,021	36,926	21.42
Class R2	419,964	19,436	21.61
Class R3	472,596	21,906	21.57
Class R4	535,307	24,859	21.53
Class R6	118,386,273	5,493,944	21.55
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $22.79 [100 / 94.25 x $21.48]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Low Volatility Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Dividends	$7,711,885
Dividends from affiliated issuers	84,019
Other	11,338
Foreign taxes withheld	(6,105)
Total investment income	$7,801,137
Expenses
Management fee	$2,167,644
Distribution and service fees	669,603
Shareholder servicing costs	309,559
Administrative services fee	72,065
Independent Trustees' compensation	9,370
Custodian fee	34,495
Shareholder communications	51,202
Audit and tax fees	63,838
Legal fees	2,541
Miscellaneous	211,771
Total expenses	$3,592,088
Reduction of expenses by investment adviser and distributor	(224,024)
Net expenses	$3,368,064
Net investment income (loss)	$4,433,073
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$39,956,850
Affiliated issuers	(59)
Foreign currency	(41)
Net realized gain (loss)	$39,956,750
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$47,036,889
Affiliated issuers	(12)
Net unrealized gain (loss)	$47,036,877
Net realized and unrealized gain (loss)	$86,993,627
Change in net assets from operations	$91,426,700
See Notes to Financial Statements
7

MFS Low Volatility Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$4,433,073	$4,616,650
Net realized gain (loss)	39,956,750	23,922,755
Net unrealized gain (loss)	47,036,877	7,185,609
Change in net assets from operations	$91,426,700	$35,725,014
Total distributions to shareholders	$(27,800,378)	$(53,530,565)
Change in net assets from fund share transactions	$(80,040,722)	$31,136,077
Total change in net assets	$(16,414,400)	$13,330,526
Net assets
At beginning of period	445,295,051	431,964,525
At end of period	$428,880,651	$445,295,051
See Notes to Financial Statements
8

MFS Low Volatility Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.55	$19.36	$22.51	$17.32	$16.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.16	$0.13	$0.14	$0.18
Net realized and unrealized gain (loss)	3.92	1.26	(2.15)	5.22	1.04
Total from investment operations	$4.09	$1.42	$(2.02)	$5.36	$1.22
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.16)	$(0.12)	$(0.17)	$(0.16)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(1.16)	$(2.23)	$(1.13)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$21.48	$18.55	$19.36	$22.51	$17.32
Total return (%) (r)(s)(t)(x)	23.16	8.02	(9.47)	31.16	7.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.93	0.94	0.92	0.92
Expenses after expense reductions	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.90	0.89	0.63	0.71	1.11
Portfolio turnover rate	25	39	36	20	34
Net assets at end of period (000 omitted)	$190,002	$166,624	$161,776	$171,216	$135,199
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.48	$19.28	$22.46	$17.29	$16.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$(0.03)	$(0.01)	$0.06
Net realized and unrealized gain (loss)	3.89	1.25	(2.14)	5.22	1.03
Total from investment operations	$3.92	$1.28	$(2.17)	$5.21	$1.09
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.01)	$(0.00)(w)	$(0.04)	$(0.03)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(1.00)	$(2.08)	$(1.01)	$(0.04)	$(0.05)
Net asset value, end of period (x)	$21.40	$18.48	$19.28	$22.46	$17.29
Total return (%) (r)(s)(t)(x)	22.19	7.23	(10.15)	30.19	6.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69	1.68	1.69	1.67	1.67
Expenses after expense reductions	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.16	0.14	(0.14)	(0.04)	0.35
Portfolio turnover rate	25	39	36	20	34
Net assets at end of period (000 omitted)	$869	$1,492	$1,712	$2,511	$2,198

See Notes to Financial Statements
9

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.39	$19.20	$22.37	$17.22	$16.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$(0.03)	$(0.01)	$0.06
Net realized and unrealized gain (loss)	3.88	1.25	(2.13)	5.20	1.03
Total from investment operations	$3.91	$1.28	$(2.16)	$5.19	$1.09
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.02)	$—	$(0.04)	$(0.05)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(1.01)	$(2.09)	$(1.01)	$(0.04)	$(0.07)
Net asset value, end of period (x)	$21.29	$18.39	$19.20	$22.37	$17.22
Total return (%) (r)(s)(t)(x)	22.24	7.23	(10.14)	30.20	6.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69	1.68	1.69	1.67	1.67
Expenses after expense reductions	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.15	0.14	(0.14)	(0.03)	0.35
Portfolio turnover rate	25	39	36	20	34
Net assets at end of period (000 omitted)	$20,313	$22,224	$25,754	$32,839	$29,429
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.59	$19.39	$22.55	$17.34	$16.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.21	$0.17	$0.19	$0.22
Net realized and unrealized gain (loss)	3.92	1.27	(2.15)	5.23	1.03
Total from investment operations	$4.14	$1.48	$(1.98)	$5.42	$1.25
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.21)	$(0.17)	$(0.21)	$(0.20)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(1.21)	$(2.28)	$(1.18)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$21.52	$18.59	$19.39	$22.55	$17.34
Total return (%) (r)(s)(t)(x)	23.41	8.34	(9.28)	31.55	7.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69	0.69	0.68	0.67	0.67
Expenses after expense reductions	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.16	1.14	0.82	0.99	1.35
Portfolio turnover rate	25	39	36	20	34
Net assets at end of period (000 omitted)	$97,091	$141,858	$163,689	$335,165	$464,428

See Notes to Financial Statements
10

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.51	$19.32	$22.50	$17.33	$16.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$(0.03)	$(0.01)	$0.05
Net realized and unrealized gain (loss)	3.90	1.25	(2.14)	5.23	1.05
Total from investment operations	$3.93	$1.28	$(2.17)	$5.22	$1.10
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.02)	$(0.00)(w)	$(0.05)	$(0.04)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(1.02)	$(2.09)	$(1.01)	$(0.05)	$(0.06)
Net asset value, end of period (x)	$21.42	$18.51	$19.32	$22.50	$17.33
Total return (%) (r)(s)(t)(x)	22.19	7.22	(10.12)	30.18	6.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70	1.68	1.69	1.67	1.67
Expenses after expense reductions	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.14	0.15	(0.14)	(0.07)	0.34
Portfolio turnover rate	25	39	36	20	34
Net assets at end of period (000 omitted)	$791	$608	$522	$683	$340
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.65	$19.45	$22.61	$17.39	$16.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.12	$0.07	$0.09	$0.14
Net realized and unrealized gain (loss)	3.94	1.26	(2.16)	5.25	1.04
Total from investment operations	$4.07	$1.38	$(2.09)	$5.34	$1.18
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.11)	$(0.06)	$(0.12)	$(0.13)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(1.11)	$(2.18)	$(1.07)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$21.61	$18.65	$19.45	$22.61	$17.39
Total return (%) (r)(s)(t)(x)	22.88	7.74	(9.72)	30.88	7.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.19	1.19	1.19	1.17	1.17
Expenses after expense reductions	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	0.66	0.64	0.34	0.45	0.86
Portfolio turnover rate	25	39	36	20	34
Net assets at end of period (000 omitted)	$420	$480	$511	$742	$531

See Notes to Financial Statements
11

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.63	$19.43	$22.59	$17.38	$16.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.16	$0.13	$0.14	$0.18
Net realized and unrealized gain (loss)	3.92	1.27	(2.16)	5.24	1.05
Total from investment operations	$4.10	$1.43	$(2.03)	$5.38	$1.23
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.16)	$(0.12)	$(0.17)	$(0.17)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(1.16)	$(2.23)	$(1.13)	$(0.17)	$(0.19)
Net asset value, end of period (x)	$21.57	$18.63	$19.43	$22.59	$17.38
Total return (%) (r)(s)(t)(x)	23.11	8.04	(9.49)	31.17	7.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94	0.93	0.94	0.92	0.93
Expenses after expense reductions	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.94	0.89	0.62	0.70	1.15
Portfolio turnover rate	25	39	36	20	34
Net assets at end of period (000 omitted)	$473	$717	$644	$786	$573
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.60	$19.41	$22.56	$17.36	$16.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.21	$0.18	$0.18	$0.22
Net realized and unrealized gain (loss)	3.93	1.26	(2.15)	5.23	1.04
Total from investment operations	$4.14	$1.47	$(1.97)	$5.41	$1.26
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.21)	$(0.17)	$(0.21)	$(0.20)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(1.21)	$(2.28)	$(1.18)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$21.53	$18.60	$19.41	$22.56	$17.36
Total return (%) (r)(s)(t)(x)	23.41	8.27	(9.22)	31.47	7.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70	0.68	0.69	0.66	0.67
Expenses after expense reductions	0.65	0.64	0.64	0.64	0.64
Net investment income (loss)	1.08	1.15	0.87	0.96	1.35
Portfolio turnover rate	25	39	36	20	34
Net assets at end of period (000 omitted)	$535	$105	$97	$107	$81

See Notes to Financial Statements
12

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.61	$19.42	$22.57	$17.37	$16.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.23	$0.20	$0.20	$0.23
Net realized and unrealized gain (loss)	3.92	1.25	(2.15)	5.23	1.05
Total from investment operations	$4.16	$1.48	$(1.95)	$5.43	$1.28
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.22)	$(0.19)	$(0.23)	$(0.21)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(1.22)	$(2.29)	$(1.20)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$21.55	$18.61	$19.42	$22.57	$17.37
Total return (%) (r)(s)(t)(x)	23.55	8.38	(9.13)	31.57	8.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.61	0.59	0.59	0.58	0.59
Expenses after expense reductions	0.56	0.55	0.54	0.55	0.56
Net investment income (loss)	1.23	1.24	0.97	1.06	1.45
Portfolio turnover rate	25	39	36	20	34
Net assets at end of period (000 omitted)	$118,386	$111,186	$77,259	$84,532	$78,929
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Low Volatility Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When
14

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$427,551,927	$—	$—	$427,551,927
Mutual Funds	917,917	—	—	917,917
Total	$428,469,844	$—	$—	$428,469,844
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
15

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/24	Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$4,607,918	$4,455,041
Long-term capital gains	23,192,460	49,075,524
Total distributions	$27,800,378	$53,530,565
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$277,564,981
Gross appreciation	151,784,345
Gross depreciation	(879,482)
Net unrealized appreciation (depreciation)	$150,904,863
Undistributed ordinary income	4,248,901
Undistributed long-term capital gain	28,890,631
Total distributable earnings (loss)	$184,044,395
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/24	Year ended 8/31/23
Class A	$10,227,737	$18,813,377
Class B	71,177	177,694
Class C	1,168,760	2,701,740
Class I	9,069,835	18,857,445
Class R1	32,318	59,153
Class R2	28,778	59,104
Class R3	43,742	74,687
Class R4	8,849	11,418
Class R6	7,149,182	12,775,947
Total	$27,800,378	$53,530,565
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
16

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $56,235, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2024, this reduction amounted to $167,784, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $32,774 for the year ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 432,778
Class B	0.75%	0.25%	1.00%	1.00%	12,066
Class C	0.75%	0.25%	1.00%	1.00%	214,408
Class R1	0.75%	0.25%	1.00%	1.00%	6,704
Class R2	0.25%	0.25%	0.50%	0.50%	2,296
Class R3	—	0.25%	0.25%	0.25%	1,351
Total Distribution and Service Fees					$669,603
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2024, this rebate amounted to $5 for Class C shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
17

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
Amount
Class A	$4,650
Class B	321
Class C	484
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $20,315, which equated to 0.0047% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $289,244.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0166% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$65
8/19/2024	Redemption	Class B	3	55
8/19/2024	Redemption	Class C	3	60
8/19/2024	Redemption	Class I	3	56
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2024, this reimbursement amounted to $11,338, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended August 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $107,552,616 and $209,481,238, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
18

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	984,201	$19,075,149	1,332,574	$24,505,921
Class B	10,819	222,077	606	11,045
Class C	53,454	1,027,060	59,549	1,074,355
Class I	1,487,132	28,453,274	2,054,548	37,776,114
Class R1	4,979	95,524	5,047	91,888
Class R2	586	11,033	1,742	32,427
Class R3	704	13,509	1,538	27,966
Class R4	23,895	454,516	—	—
Class R6	735,800	14,160,129	2,721,212	51,989,024
	3,301,570	$63,512,271	6,176,816	$115,508,740
Shares issued to shareholders in reinvestment of distributions
Class A	555,708	$10,219,630	1,067,944	$18,796,644
Class B	3,631	66,292	10,125	177,694
Class C	64,320	1,168,270	154,689	2,700,846
Class I	469,032	8,635,474	958,144	16,889,423
Class R1	1,766	32,318	3,367	59,153
Class R2	1,558	28,778	3,338	59,104
Class R3	2,374	43,742	4,226	74,687
Class R4	471	8,849	647	11,417
Class R6	384,221	7,096,032	717,770	12,668,509
	1,483,081	$27,299,385	2,920,250	$51,437,477
Shares reacquired
Class A	(1,675,374)	$(32,268,950)	(1,775,632)	$(32,379,458)
Class B	(54,596)	(1,073,618)	(18,756)	(337,524)
Class C	(371,956)	(7,208,771)	(347,146)	(6,289,710)
Class I	(5,077,288)	(98,860,094)	(3,821,184)	(70,231,608)
Class R1	(2,697)	(49,560)	(2,568)	(47,178)
Class R2	(8,431)	(167,283)	(5,654)	(101,309)
Class R3	(19,690)	(368,059)	(370)	(6,733)
Class R4	(5,135)	(108,061)	—	—
Class R6	(1,600,800)	(30,747,982)	(1,443,491)	(26,416,620)
	(8,815,967)	$(170,852,378)	(7,414,801)	$(135,810,140)
Net change
Class A	(135,465)	$(2,974,171)	624,886	$10,923,107
Class B	(40,146)	(785,249)	(8,025)	(148,785)
Class C	(254,182)	(5,013,441)	(132,908)	(2,514,509)
Class I	(3,121,124)	(61,771,346)	(808,492)	(15,566,071)
Class R1	4,048	78,282	5,846	103,863
Class R2	(6,287)	(127,472)	(574)	(9,778)
Class R3	(16,612)	(310,808)	5,394	95,920
Class R4	19,231	355,304	647	11,417
Class R6	(480,779)	(9,491,821)	1,995,491	38,240,913
	(4,031,316)	$(80,040,722)	1,682,265	$31,136,077
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
19

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $2,245 and $15,116, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,701,240	$63,940,007	$65,723,259	$(59)	$(12)	$917,917
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$84,019	$—
20

MFS Low Volatility Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Low Volatility Equity Fund and the Board of Trustees of MFS Series Trust I
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Low Volatility Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2024
21

MFS Low Volatility Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $30,513,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Low Volatility Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Low Volatility Equity Fund
Board Review of Investment Advisory Agreement
MFS Low Volatility Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context
24

MFS Low Volatility Equity Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
25

MFS U.S. Government Cash Reserve Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Cash Reserve Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 73.8%
Fannie Mae, 5.27%, due 9/13/2024	$26,500,000	$ 26,453,625
Federal Farm Credit Bank, 5.26%, due 10/03/2024	6,500,000	6,469,898
Federal Farm Credit Bank, 5.25%, due 10/21/2024	12,500,000	12,411,285
Federal Farm Credit Bank, 5.32%, due 11/20/2024	13,200,000	13,049,227
Federal Home Loan Bank, 5.31%, due 9/03/2024	9,000,000	8,997,378
Federal Home Loan Bank, 5.3%, due 9/18/2024	13,050,000	13,017,524
Federal Home Loan Bank, 5.17%, due 11/22/2024	13,000,000	12,851,204
Freddie Mac, 5.27%, due 9/12/2024	23,250,000	23,212,774
U.S. Treasury Bill, 5.26%, due 9/03/2024	17,100,000	17,095,024
U.S. Treasury Bill, 5.29%, due 9/10/2024	17,400,000	17,377,160
U.S. Treasury Bill, 5.3%, due 9/19/2024	24,100,000	24,036,942
U.S. Treasury Bill, 5.3%, due 9/24/2024	30,100,000	29,998,905
U.S. Treasury Bill, 5.24%, due 10/01/2024	32,300,000	32,160,405
U.S. Treasury Bill, 5.2%, due 10/08/2024	21,450,000	21,336,134
U.S. Treasury Bill, 5.3%, due 10/15/2024	19,000,000	18,878,977
U.S. Treasury Bill, 5.3%, due 10/29/2024	27,000,000	26,773,343
U.S. Treasury Bill, 5.22%, due 11/05/2024	21,500,000	21,300,468
U.S. Treasury Bill, 5.12%, due 11/14/2024	11,300,000	11,182,572
U.S. Treasury Bill, 5.08%, due 12/17/2024	15,000,000	14,779,981
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$351,382,826
Repurchase Agreements – 26.4%
BofA Securities, Inc. Repurchase Agreement, 5.31%, dated 8/30/2024, due 9/03/2024, total to be received $62,828,047 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $64,187,988)	$62,791,000	$ 62,791,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 5.3%, dated 8/30/2024, due 9/03/2024, total to be received $62,827,315 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $64,046,274)	62,790,338	62,790,338
Total Repurchase Agreements, at Cost and Value		$125,581,338
Other Assets, Less Liabilities – (0.2)%		(772,981)
Net Assets – 100.0%		$476,191,183
(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
LMMFS-ANN
1

MFS U.S. Government Cash Reserve Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at cost and value	$351,382,826
Investments in unaffiliated repurchase agreements, at cost and value	125,581,338
Receivables for
Fund shares sold	154,460
Interest	37,012
Receivable from investment adviser and distributor	53,264
Other assets	9,346
Total assets	$477,218,246
Liabilities
Payables for
Distributions	$12,075
Fund shares reacquired	910,618
Payable to affiliates
Administrative services fee	640
Shareholder servicing costs	25,433
Payable for independent Trustees' compensation	2,811
Accrued expenses and other liabilities	75,486
Total liabilities	$1,027,063
Net assets	$476,191,183
Net assets consist of
Paid-in capital	$476,195,787
Total distributable earnings (loss)	(4,604)
Net assets	$476,191,183
Shares of beneficial interest outstanding	476,420,861
	Net assets	Shares outstanding	Net asset value per share
Class A	$154,820,686	154,895,671	$1.00
Class B	2,260,742	2,261,826	1.00
Class C	16,697,761	16,705,763	1.00
Class I	16,665,817	16,673,870	1.00
Class R1	6,910,804	6,914,116	1.00
Class R2	17,302,094	17,310,328	1.00
Class R3	13,685,634	13,692,190	1.00
Class R4	61,493	61,523	1.00
Class R6	247,786,152	247,905,574	1.00
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
2

MFS U.S. Government Cash Reserve Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Interest	$25,431,854
Other	519
Total investment income	$25,432,373
Expenses
Management fee	$1,895,788
Distribution and service fees	788,807
Shareholder servicing costs	365,256
Administrative services fee	77,824
Independent Trustees' compensation	10,343
Custodian fee	22,287
Shareholder communications	19,498
Audit and tax fees	49,657
Legal fees	3,356
Miscellaneous	189,253
Total expenses	$3,422,069
Reduction of expenses by investment adviser and distributor	(1,542,238)
Net expenses	$1,879,831
Net investment income (loss)	$23,552,542
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,130
Change in net assets from operations	$23,557,672
See Notes to Financial Statements
3

MFS U.S. Government Cash Reserve Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$23,552,542	$18,508,906
Net realized gain (loss)	5,130	—
Change in net assets from operations	$23,557,672	$18,508,906
Total distributions to shareholders	$(23,552,542)	$(18,508,906)
Change in net assets from fund share transactions	$(2,521,603)	$(29,311,697)
Total change in net assets	$(2,516,473)	$(29,311,697)
Net assets
At beginning of period	478,707,656	508,019,353
At end of period	$476,191,183	$478,707,656
See Notes to Financial Statements
4

MFS U.S. Government Cash Reserve Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	5.06	3.83	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.83	0.91	0.91	0.96
Expenses after expense reductions	0.42	0.43	0.21	0.05	0.44
Net investment income (loss)	4.95	3.74	0.33	0.00	0.44
Net assets at end of period (000 omitted)	$154,821	$161,677	$173,514	$128,482	$140,426
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	5.06	3.83	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58	1.58	1.66	1.66	1.71
Expenses after expense reductions	0.42	0.43	0.18	0.05	0.47
Net investment income (loss)	4.95	3.68	0.25	0.00	0.49
Net assets at end of period (000 omitted)	$2,261	$3,501	$5,194	$6,792	$9,528

See Notes to Financial Statements
5

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	5.06	3.83	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58	1.58	1.66	1.66	1.71
Expenses after expense reductions	0.42	0.43	0.25	0.05	0.40
Net investment income (loss)	4.95	3.56	0.40	0.00	0.37
Net assets at end of period (000 omitted)	$16,698	$22,344	$43,674	$23,748	$34,508
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	5.06	3.83	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58	0.58	0.66	0.65	0.69
Expenses after expense reductions	0.42	0.43	0.20	0.05	0.23
Net investment income (loss)	4.94	3.75	0.29	0.00	0.06
Net assets at end of period (000 omitted)	$16,666	$17,492	$17,382	$12,819	$9,797

See Notes to Financial Statements
6

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	5.06	3.82	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58	1.58	1.66	1.65	1.71
Expenses after expense reductions	0.42	0.43	0.19	0.05	0.47
Net investment income (loss)	4.94	3.70	0.27	0.00	0.48
Net assets at end of period (000 omitted)	$6,911	$6,818	$9,298	$8,761	$9,209
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.04	$0.00(w)	$0.00	$0.01
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.01
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.01)
From net realized gain	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	5.06	3.82	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08	1.08	1.16	1.16	1.21
Expenses after expense reductions	0.42	0.43	0.19	0.05	0.48
Net investment income (loss)	4.94	3.67	0.26	0.00	0.51
Net assets at end of period (000 omitted)	$17,302	$17,342	$23,726	$26,432	$33,676

See Notes to Financial Statements
7

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	5.06	3.82	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.83	0.91	0.90	0.96
Expenses after expense reductions	0.42	0.43	0.19	0.05	0.44
Net investment income (loss)	4.95	3.74	0.29	0.00	0.44
Net assets at end of period (000 omitted)	$13,686	$19,628	$21,166	$21,266	$24,536
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.04	$0.00(w)	$0.00	$0.01
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.01
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.01)
From net realized gain	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	5.05	3.83	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58	0.58	0.66	0.65	0.71
Expenses after expense reductions	0.42	0.43	0.19	0.05	0.49
Net investment income (loss)	4.94	3.77	0.27	0.00	0.54
Net assets at end of period (000 omitted)	$61	$2,787	$2,684	$2,676	$2,709

See Notes to Financial Statements
8

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.04	$0.01	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	0.00(w)	—	(0.01)	0.00(w)	0.00(w)
Total from investment operations	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	5.11	3.89	0.30	0.00	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.53	0.53	0.56	0.59	0.65
Expenses after expense reductions	0.37	0.37	0.37	0.05	0.42
Net investment income (loss)	4.99	3.85	0.99	0.00	0.46
Net assets at end of period (000 omitted)	$247,786	$227,118	$211,381	$113	$113
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
9

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements
(1)  Business and Organization
MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$476,964,164	$—	$476,964,164
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master
10

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At August 31, 2024, the fund had investments in repurchase agreements with a gross value of $125,581,338 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2024, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/24	Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$23,552,542	$18,508,906
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$476,964,164
Undistributed ordinary income	10,278
Other temporary differences	(14,882)
Total distributable earnings (loss)	$(4,604)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
11

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24	Year ended 8/31/23
Class A	$7,784,385	$6,583,697
Class B	144,548	162,141
Class C	843,611	1,035,237
Class I	811,598	622,554
Class R1	338,796	319,569
Class R2	877,023	729,550
Class R3	762,991	690,748
Class R4	115,505	102,789
Class R6	11,874,085	8,262,621
Total	$23,552,542	$18,508,906
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $61,489, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.37%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2024, this reduction amounted to $691,942, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD.  MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
12

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$ 393,334
Class B	0.75%	0.25%	1.00%	0.00%	29,208
Class C	0.75%	0.25%	1.00%	0.00%	170,524
Class R1	0.75%	0.25%	1.00%	0.00%	68,519
Class R2	0.25%	0.25%	0.50%	0.00%	88,689
Class R3	—	0.25%	0.25%	0.00%	38,533
Total Distribution and Service Fees					$788,807
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has agreed in writing to waive any distribution and/or service fees for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31,2025. These reductions, for the year ended August 31, 2024, for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, amounted to $393,334, $29,208, $170,524, $68,519, $88,689, and $38,533, respectively, and are included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
Amount
Class A	$8,735
Class B	1,933
Class C	3,073
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $160,339, which equated to 0.0338% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $204,917.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0164% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $298 and is included in “Independent Trustees’ compensation” in the Statement
13

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
of Operations for the year ended August 31, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,807 at August 31, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other —  MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
6/26/2024	Redemption	Class R4	2,842,000	$2,842,000
8/19/2024	Redemption	Class B	2	2
8/19/2024	Redemption	Class I	2	2
8/19/2024	Redemption	Class R2	2	2
8/19/2024	Redemption	Class R3	2	2
At August 31, 2024, MFS held 100% of the outstanding shares of Class R4.
(4)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Year ended 8/31/24	Year ended 8/31/23
Shares sold
Class A	68,515,243	108,710,224
Class B	655,982	1,303,534
Class C	13,716,079	14,199,535
Class I	7,682,907	8,642,718
Class R1	1,031,907	1,604,037
Class R2	4,595,033	4,229,786
Class R3	8,179,405	7,598,397
Class R6	77,600,193	57,435,889
	181,976,749	203,724,120
Shares issued to shareholders in reinvestment of distributions
Class A	7,628,794	6,463,828
Class B	140,228	157,188
Class C	816,270	1,009,707
Class I	794,143	615,814
Class R1	338,819	319,569
Class R2	877,088	728,922
Class R3	763,613	690,468
Class R4	115,516	102,788
Class R6	11,875,106	8,170,377
	23,349,577	18,258,661
14

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24	Year ended 8/31/23
Shares reacquired
Class A	(83,004,655)	(127,012,391)
Class B	(2,037,370)	(3,154,476)
Class C	(20,181,900)	(36,548,215)
Class I	(9,303,738)	(9,147,729)
Class R1	(1,277,625)	(4,404,972)
Class R2	(5,512,430)	(11,344,876)
Class R3	(14,888,781)	(9,826,584)
Class R4	(2,842,000)	—
Class R6	(68,799,430)	(49,855,234)
	(207,847,929)	(251,294,477)
Net change
Class A	(6,860,618)	(11,838,339)
Class B	(1,241,160)	(1,693,754)
Class C	(5,649,551)	(21,338,973)
Class I	(826,688)	110,803
Class R1	93,101	(2,481,366)
Class R2	(40,309)	(6,386,168)
Class R3	(5,945,763)	(1,537,719)
Class R4	(2,726,484)	102,788
Class R6	20,675,869	15,751,032
	(2,521,603)	(29,311,696)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(5)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $2,462 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
15

MFS U.S. Government Cash Reserve Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust I and the Shareholders of MFS U.S. Government Cash Reserve Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS U.S. Government Cash Reserve Fund (the “Fund”), including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS U.S. Government Cash Reserve Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Cash Reserve Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Cash Reserve Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Cash Reserve Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS U.S. Government Cash Reserve Fund
Board Review of Investment Advisory Agreement
MFS U.S. Government Cash Reserve Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for the five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the Trustees noted the market conditions affecting all money market funds, in particular the low interest rate environment during portions of the three- and five -year periods, and MFS’ voluntary waiver
19

MFS U.S. Government Cash Reserve Fund
Board Review of Investment Advisory Agreement - continued
of all or a portion of its fees to ensure that the Fund avoided a negative yield during certain periods. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
20

MFS New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Aerospace & Defense – 3.7%
CACI International, Inc., “A” (a)	100,637	$ 49,122,933
KBR, Inc.	539,117	37,393,155
		$86,516,088
Apparel Manufacturers – 1.5%
Skechers USA, Inc., “A” (a)	514,478	$ 35,231,453
Automotive – 2.4%
Lear Corp.	202,431	$ 23,613,576
Visteon Corp. (a)	316,265	32,015,506
		$55,629,082
Biotechnology – 2.5%
Adaptive Biotechnologies Corp. (a)	1,680,157	$ 7,896,738
BioAtla, Inc. (a)	339,507	600,927
Blueprint Medicines Corp. (a)	154,065	14,719,370
BridgeBio Pharma, Inc. (a)	450,356	12,542,414
CG Oncology, Inc. (a)	171,101	6,310,205
Immunocore Holdings PLC, ADR (a)	304,295	10,918,105
Oxford Nanopore Technologies PLC (a)	3,166,452	4,911,192
Prelude Therapeutics, Inc. (a)	327,699	1,704,035
		$59,602,986
Brokerage & Asset Managers – 3.2%
GCM Grosvenor, Inc., “A”	1,543,254	$ 16,806,036
Hamilton Lane, Inc., “A”	204,153	31,202,745
WisdomTree Investments, Inc.	2,763,151	28,018,351
		$76,027,132
Business Services – 4.6%
ExlService Holdings, Inc. (a)	694,398	$ 25,373,303
Remitly Global, Inc. (a)	2,244,916	30,643,103
TriNet Group, Inc.	187,477	19,278,260
UL Solutions, Inc.	608,601	33,193,099
		$108,487,765
Computer Software – 11.3%
Alkami Technology, Inc. (a)	803,735	$ 26,796,525
Altair Engineering, Inc., “A” (a)	239,231	21,616,913
CCC Intelligent Holdings, Inc. (a)	3,467,276	37,377,235
Definitive Healthcare Corp. (a)	3,696,877	17,338,353
DoubleVerify Holdings, Inc. (a)	563,388	11,098,744
Five9, Inc. (a)	994,464	32,071,464
Guidewire Software, Inc. (a)	254,304	37,832,806
Kinaxis, Inc. (a)	174,911	19,120,609
OneStream, Inc. (a)	405,101	12,558,131
Sabre Corp. (a)	2,891,930	8,820,387
SentinelOne, Inc., “A” (a)	1,287,820	30,341,039
NDFFS-ANN
1

MFS New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Zeta Global Holdings Corp. (a)	359,318	$ 9,489,588
		$264,461,794
Computer Software - Systems – 2.0%
Q2 Holdings, Inc. (a)	395,885	$ 29,378,626
QXO, Inc. (PIPE) (a)(n)	1,260,033	17,401,056
		$46,779,682
Construction – 3.9%
AZEK Co., Inc. (a)	420,483	$ 17,925,190
Independence Realty Trust, Inc., REIT	990,086	20,573,987
Summit Materials, Inc., “A” (a)	1,302,712	52,759,836
		$91,259,013
Consumer Products – 0.9%
e.l.f. Beauty, Inc. (a)	79,551	$ 11,915,944
MGP Ingredients, Inc.	105,312	9,434,902
		$21,350,846
Consumer Services – 1.4%
Boyd Group Services, Inc.	114,252	$ 19,037,902
European Wax Center, Inc., “A” (a)	2,047,870	14,130,303
		$33,168,205
Containers – 0.9%
AptarGroup Inc.	141,112	$ 21,616,947
Electrical Equipment – 2.7%
Littlefuse, Inc.	92,647	$ 25,218,514
nVent Electric PLC	570,472	38,769,277
		$63,987,791
Electronics – 5.2%
Advanced Energy Industries, Inc.	272,220	$ 28,879,820
Allegro MicroSystems, Inc. (a)	804,010	19,722,365
Formfactor, Inc. (a)	645,131	31,463,039
Nova Ltd. (a)	88,353	19,751,313
Onto Innovation, Inc. (a)	100,353	21,397,267
		$121,213,804
Energy - Independent – 3.9%
Antero Resources Corp. (a)	698,903	$ 18,863,392
Matador Resources Co.	448,881	25,460,530
Permian Resources Corp.	1,453,372	20,696,017
Viper Energy, Inc.	550,113	26,185,379
		$91,205,318
Engineering - Construction – 3.9%
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR	418,940	$ 11,529,229
Jacobs Solutions, Inc.	251,975	38,017,988
TopBuild Corp. (a)	109,365	42,982,632
		$92,529,849
2

MFS New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – 0.4%
Vivid Seats, Inc., “A” (a)	2,144,528	$ 9,972,055
Food & Beverages – 0.2%
Oatly Group AB, ADR (a)(l)	4,713,107	$ 4,112,186
Gaming & Lodging – 1.5%
Genius Sports Ltd. (a)	4,603,654	$ 35,079,843
General Merchandise – 0.8%
Ollie's Bargain Outlet Holdings, Inc. (a)	198,115	$ 17,743,179
Leisure & Toys – 2.2%
Brunswick Corp.	337,433	$ 26,674,079
Corsair Gaming, Inc. (a)	2,309,520	16,097,354
Funko, Inc., “A” (a)	924,316	9,677,589
		$52,449,022
Machinery & Tools – 5.1%
Crane Co.	311,009	$ 49,257,605
Flowserve Corp.	481,228	24,003,653
RB Global, Inc.	525,720	45,280,264
		$118,541,522
Medical & Health Technology & Services – 2.8%
Certara, Inc. (a)	1,979,540	$ 24,249,365
HealthEquity, Inc. (a)	218,135	17,354,820
Schrodinger, Inc. (a)	1,189,628	25,017,877
		$66,622,062
Medical Equipment – 9.6%
Bio-Techne Corp.	409,229	$ 30,278,854
Envista Holdings Corp. (a)	699,021	12,764,123
Fractyl Health, Inc. (a)(l)	639,147	2,237,015
Gerresheimer AG	188,996	21,671,257
Globus Medical, Inc. (a)	154,008	11,196,382
Lantheus Holdings, Inc. (a)	144,566	15,391,942
Maravai Lifesciences Holdings, Inc., “A” (a)	1,136,596	10,286,194
Natera, Inc. (a)	172,685	20,421,728
OptiNose, Inc. (a)	1,816,449	1,889,107
Penumbra, Inc. (a)	100,588	20,350,964
PROCEPT BioRobotics Corp. (a)	291,332	23,015,228
QIAGEN N.V.	707,031	32,318,387
UFP Technologies, Inc. (a)	67,589	23,063,394
		$224,884,575
Oil Services – 1.8%
TechnipFMC PLC	1,554,859	$ 41,732,416
Pharmaceuticals – 7.0%
Amicus Therapeutics, Inc. (a)	1,859,599	$ 21,589,944
Annexon, Inc. (a)	668,226	3,808,888
Ascendis Pharma, ADR (a)	109,771	15,197,795
Collegium Pharmaceutical, Inc. (a)	463,364	17,820,979
3

MFS New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Cytokinetics, Inc. (a)	188,119	$ 10,737,833
Harmony Biosciences Holdings (a)	402,677	14,488,319
Kymera Therapeutics, Inc. (a)	254,377	12,301,672
Legend Biotech Corp., ADR (a)	207,571	11,945,711
Neurocrine Biosciences, Inc. (a)	94,387	11,992,812
SpringWorks Therapeutics, Inc. (a)	392,814	16,384,272
Ultragenyx Pharmaceutical, Inc. (a)	317,856	18,047,864
Viking Therapeutics, Inc. (a)	152,200	9,759,064
		$164,075,153
Pollution Control – 1.9%
GFL Environmental, Inc.	1,005,522	$ 43,549,158
Real Estate – 0.8%
DigitalBridge Group, Inc., REIT	1,447,537	$ 18,079,737
Real Estate - Storage – 2.0%
STAG Industrial, Inc., REIT	482,214	$ 19,568,244
Terreno Realty Corp., REIT	388,636	26,831,430
		$46,399,674
Restaurants – 2.1%
U.S. Foods Holding Corp. (a)	816,876	$ 48,367,228
Specialty Chemicals – 0.7%
Axalta Coating Systems Ltd. (a)	439,774	$ 16,051,751
Specialty Stores – 1.2%
ACV Auctions, Inc. (a)	1,059,716	$ 19,827,286
Chewy, Inc., “A” (a)	323,356	9,231,814
		$29,059,100
Trucking – 2.5%
Knight-Swift Transportation Holdings, Inc.	653,876	$ 34,250,025
Saia, Inc. (a)	29,293	11,009,188
XPO, Inc. (a)	108,403	12,425,152
		$57,684,365
Total Common Stocks (Identified Cost, $1,950,759,932)		$2,263,470,781
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a) (Identified Cost, $6,275)	$ 2.565	11/23/22	627,544	$ 0

4

MFS New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $73,581,164)	73,587,572	$ 73,609,649
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.22% (j) (Identified Cost, $6,996,800)	6,996,800	$ 6,996,800
Other Assets, Less Liabilities – (0.0)%		(508,453)
Net Assets – 100.0%		$2,343,568,777
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $73,609,649 and $2,270,467,581, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,401,056, representing 0.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at value, including $6,448,888 of securities on loan (identified cost, $1,957,763,007)	$2,270,467,581
Investments in affiliated issuers, at value (identified cost, $73,581,164)	73,609,649
Receivables for
Investments sold	13,731,467
Fund shares sold	1,426,755
Interest and dividends	1,535,119
Other assets	1,567
Total assets	$2,360,772,138
Liabilities
Payable to custodian	$3,286,485
Payables for
Investments purchased	4,617,768
Fund shares reacquired	1,440,411
Collateral for securities loaned, at value	6,996,800
Payable to affiliates
Investment adviser	158,252
Administrative services fee	2,804
Shareholder servicing costs	279,507
Distribution and service fees	20,294
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	401,027
Total liabilities	$17,203,361
Net assets	$2,343,568,777
Net assets consist of
Paid-in capital	$2,475,465,886
Total distributable earnings (loss)	(131,897,109)
Net assets	$2,343,568,777
Shares of beneficial interest outstanding	83,167,980
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$770,738,430	30,721,279	$25.09
Class B	2,821,673	188,194	14.99
Class C	20,287,809	1,346,263	15.07
Class I	262,353,748	8,565,968	30.63
Class R1	1,928,025	130,965	14.72
Class R2	15,295,425	700,341	21.84
Class R3	101,597,401	4,059,746	25.03
Class R4	38,702,422	1,378,966	28.07
Class R6	1,129,843,844	36,076,258	31.32
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.62 [100 / 94.25 x $25.09]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS New Discovery Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Dividends	$10,473,187
Dividends from affiliated issuers	5,453,805
Income on securities loaned	1,577,685
Other	207,311
Interest	261
Foreign taxes withheld	(193,428)
Total investment income	$17,518,821
Expenses
Management fee	$19,556,159
Distribution and service fees	2,467,289
Shareholder servicing costs	1,892,702
Administrative services fee	340,181
Independent Trustees' compensation	41,058
Custodian fee	184,897
Shareholder communications	450,072
Audit and tax fees	70,648
Legal fees	12,513
Miscellaneous	249,220
Total expenses	$25,264,739
Reduction of expenses by investment adviser and distributor	(301,195)
Net expenses	$24,963,544
Net investment income (loss)	$(7,444,723)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$19,367,812
Affiliated issuers	(1,821,673)
Foreign currency	60
Net realized gain (loss)	$17,546,199
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$226,816,677
Affiliated issuers	8,041,731
Translation of assets and liabilities in foreign currencies	9,476
Net unrealized gain (loss)	$234,867,884
Net realized and unrealized gain (loss)	$252,414,083
Change in net assets from operations	$244,969,360
See Notes to Financial Statements
7

MFS New Discovery Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$(7,444,723)	$(6,697,675)
Net realized gain (loss)	17,546,199	(345,154,099)
Net unrealized gain (loss)	234,867,884	494,503,811
Change in net assets from operations	$244,969,360	$142,652,037
Total distributions to shareholders	$—	$(2,232,789)
Change in net assets from fund share transactions	$(280,111,790)	$(109,838,012)
Total change in net assets	$(35,142,430)	$30,581,236
Net assets
At beginning of period	2,378,711,207	2,348,129,971
At end of period	$2,343,568,777	$2,378,711,207
See Notes to Financial Statements
8

MFS New Discovery Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$22.67	$21.40	$40.53	$32.45	$27.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.11)	$(0.21)	$(0.23)	$(0.18)
Net realized and unrealized gain (loss)	2.54	1.40	(11.52)	12.20	7.31
Total from investment operations	$2.42	$1.29	$(11.73)	$11.97	$7.13
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$25.09	$22.67	$21.40	$40.53	$32.45
Total return (%) (r)(s)(t)(x)	10.67	6.05	(34.20)	39.23	27.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.29	1.29	1.25	1.23	1.29
Expenses after expense reductions	1.28	1.28	1.24	1.22	1.27
Net investment income (loss)	(0.52)	(0.49)	(0.78)	(0.63)	(0.66)
Portfolio turnover rate	56	60	58	71	64
Net assets at end of period (000 omitted)	$770,738	$745,452	$746,682	$1,171,166	$755,202
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$13.65	$12.99	$27.92	$23.55	$20.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.18)	$(0.16)	$(0.28)	$(0.36)	$(0.28)
Net realized and unrealized gain (loss)	1.52	0.84	(7.25)	8.62	5.35
Total from investment operations	$1.34	$0.68	$(7.53)	$8.26	$5.07
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$14.99	$13.65	$12.99	$27.92	$23.55
Total return (%) (r)(s)(t)(x)	9.82	5.27	(34.71)	38.19	26.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.04	2.04	2.00	1.99	2.04
Expenses after expense reductions	2.03	2.03	1.98	1.98	2.02
Net investment income (loss)	(1.29)	(1.26)	(1.58)	(1.40)	(1.40)
Portfolio turnover rate	56	60	58	71	64
Net assets at end of period (000 omitted)	$2,822	$4,479	$6,854	$16,701	$16,502

See Notes to Financial Statements
9

MFS New Discovery Fund
Financial Highlights - continued
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$13.72	$13.05	$28.02	$23.62	$20.78
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.18)	$(0.16)	$(0.27)	$(0.36)	$(0.28)
Net realized and unrealized gain (loss)	1.53	0.85	(7.30)	8.65	5.36
Total from investment operations	$1.35	$0.69	$(7.57)	$8.29	$5.08
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$15.07	$13.72	$13.05	$28.02	$23.62
Total return (%) (r)(s)(t)(x)	9.84	5.32	(34.73)	38.21	26.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.04	2.04	2.00	1.99	2.04
Expenses after expense reductions	2.03	2.03	1.98	1.98	2.03
Net investment income (loss)	(1.28)	(1.25)	(1.56)	(1.40)	(1.41)
Portfolio turnover rate	56	60	58	71	64
Net assets at end of period (000 omitted)	$20,288	$24,732	$29,033	$56,833	$58,057
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$27.61	$25.98	$47.41	$37.30	$31.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.06)	$(0.19)	$(0.16)	$(0.14)
Net realized and unrealized gain (loss)	3.10	1.71	(13.84)	14.16	8.39
Total from investment operations	$3.02	$1.65	$(14.03)	$14.00	$8.25
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$30.63	$27.61	$25.98	$47.41	$37.30
Total return (%) (r)(s)(t)(x)	10.94	6.37	(34.07)	39.60	27.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04	1.04	1.00	0.98	1.04
Expenses after expense reductions	1.03	1.03	0.98	0.97	1.03
Net investment income (loss)	(0.28)	(0.25)	(0.56)	(0.37)	(0.43)
Portfolio turnover rate	56	60	58	71	64
Net assets at end of period (000 omitted)	$262,354	$298,827	$328,438	$621,379	$331,177

See Notes to Financial Statements
10

MFS New Discovery Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$13.40	$12.75	$27.56	$23.29	$20.51
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.16)	$(0.26)	$(0.35)	$(0.28)
Net realized and unrealized gain (loss)	1.49	0.83	(7.15)	8.51	5.30
Total from investment operations	$1.32	$0.67	$(7.41)	$8.16	$5.02
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$14.72	$13.40	$12.75	$27.56	$23.29
Total return (%) (r)(s)(t)(x)	9.85	5.29	(34.73)	38.20	26.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.04	2.04	2.00	1.99	2.04
Expenses after expense reductions	2.03	2.03	1.99	1.97	2.03
Net investment income (loss)	(1.28)	(1.26)	(1.54)	(1.39)	(1.41)
Portfolio turnover rate	56	60	58	71	64
Net assets at end of period (000 omitted)	$1,928	$2,305	$3,296	$5,923	$4,946
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$19.78	$18.72	$36.54	$29.65	$25.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.16)	$(0.14)	$(0.26)	$(0.30)	$(0.23)
Net realized and unrealized gain (loss)	2.22	1.22	(10.16)	11.08	6.70
Total from investment operations	$2.06	$1.08	$(10.42)	$10.78	$6.47
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$21.84	$19.78	$18.72	$36.54	$29.65
Total return (%) (r)(s)(t)(x)	10.41	5.79	(34.38)	38.89	27.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.54	1.54	1.50	1.49	1.54
Expenses after expense reductions	1.53	1.53	1.48	1.47	1.53
Net investment income (loss)	(0.78)	(0.74)	(1.05)	(0.89)	(0.90)
Portfolio turnover rate	56	60	58	71	64
Net assets at end of period (000 omitted)	$15,295	$17,722	$18,975	$34,688	$30,149

See Notes to Financial Statements
11

MFS New Discovery Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$22.61	$21.34	$40.45	$32.39	$27.51
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.11)	$(0.21)	$(0.22)	$(0.18)
Net realized and unrealized gain (loss)	2.54	1.40	(11.50)	12.17	7.30
Total from investment operations	$2.42	$1.29	$(11.71)	$11.95	$7.12
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$25.03	$22.61	$21.34	$40.45	$32.39
Total return (%) (r)(s)(t)(x)	10.70	6.07	(34.22)	39.24	27.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.29	1.29	1.25	1.23	1.29
Expenses after expense reductions	1.28	1.28	1.24	1.22	1.28
Net investment income (loss)	(0.53)	(0.49)	(0.78)	(0.61)	(0.67)
Portfolio turnover rate	56	60	58	71	64
Net assets at end of period (000 omitted)	$101,597	$106,615	$109,206	$178,005	$71,489
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$25.30	$23.81	$44.11	$34.94	$29.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.05)	$(0.16)	$(0.15)	$(0.13)
Net realized and unrealized gain (loss)	2.84	1.56	(12.74)	13.21	7.87
Total from investment operations	$2.77	$1.51	$(12.90)	$13.06	$7.74
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$28.07	$25.30	$23.81	$44.11	$34.94
Total return (%) (r)(s)(t)(x)	10.95	6.36	(34.06)	39.58	27.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04	1.04	1.00	0.99	1.04
Expenses after expense reductions	1.03	1.03	0.99	0.97	1.03
Net investment income (loss)	(0.28)	(0.22)	(0.52)	(0.37)	(0.43)
Portfolio turnover rate	56	60	58	71	64
Net assets at end of period (000 omitted)	$38,702	$40,709	$17,820	$27,863	$16,509

See Notes to Financial Statements
12

MFS New Discovery Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$28.19	$26.50	$48.14	$37.79	$31.64
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.03)	$(0.12)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss)	3.17	1.74	(14.12)	14.36	8.49
Total from investment operations	$3.13	$1.71	$(14.24)	$14.24	$8.39
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$31.32	$28.19	$26.50	$48.14	$37.79
Total return (%) (r)(s)(t)(x)	11.10	6.47	(33.98)	39.73	27.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92	0.91	0.89	0.89	0.94
Expenses after expense reductions	0.90	0.89	0.88	0.88	0.92
Net investment income (loss)	(0.15)	(0.11)	(0.36)	(0.28)	(0.32)
Portfolio turnover rate	56	60	58	71	64
Net assets at end of period (000 omitted)	$1,129,844	$1,137,870	$1,087,826	$1,248,511	$795,613
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS New Discovery Fund
Notes to Financial Statements
(1)  Business and Organization
MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party
14

MFS New Discovery Fund
Notes to Financial Statements  - continued
pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,955,758,960	$17,401,056	$—	$1,973,160,016
Canada	126,987,933	—	—	126,987,933
Germany	32,318,387	21,671,257	—	53,989,644
United Kingdom	45,997,948	4,911,192	—	50,909,140
Israel	19,751,313	—	—	19,751,313
Denmark	15,197,795	—	—	15,197,795
China	11,945,711	—	—	11,945,711
Mexico	11,529,229	—	—	11,529,229
Mutual Funds	80,606,449	—	—	80,606,449
Total	$2,300,093,725	$43,983,505	$—	$2,344,077,230
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $6,448,888.  The fair value of the fund's investment securities on loan and a related liability of $6,996,800 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the
15

MFS New Discovery Fund
Notes to Financial Statements  - continued
lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, passive foreign investment companies, and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/24	Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$—	$2,232,789
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$2,062,879,937
Gross appreciation	580,000,225
Gross depreciation	(298,802,932)
Net unrealized appreciation (depreciation)	$281,197,293
Capital loss carryforwards	(408,467,315)
Late year ordinary loss deferral	(4,625,779)
Other temporary differences	(1,308)
Total distributable earnings (loss)	$(131,897,109)
16

MFS New Discovery Fund
Notes to Financial Statements  - continued
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(91,980,768)
Long-Term	(316,486,547)
Total	$(408,467,315)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/24	Year ended 8/31/23
Class A	$—	$785,743
Class B	—	10,704
Class C	—	47,203
Class I	—	267,720
Class R1	—	5,839
Class R2	—	23,291
Class R3	—	116,633
Class R4	—	19,232
Class R6	—	956,424
Total	$—	$2,232,789
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $300,766, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.83% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $117,465 for the year ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
17

MFS New Discovery Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,851,908
Class B	0.75%	0.25%	1.00%	1.00%	34,624
Class C	0.75%	0.25%	1.00%	1.00%	223,115
Class R1	0.75%	0.25%	1.00%	1.00%	18,509
Class R2	0.25%	0.25%	0.50%	0.50%	82,156
Class R3	—	0.25%	0.25%	0.25%	256,977
Total Distribution and Service Fees					$2,467,289
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2024, this rebate amounted to $203, $57, and $169 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
Amount
Class A	$12,920
Class B	1,696
Class C	979
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $244,229, which equated to 0.0105% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,648,473.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
18

MFS New Discovery Fund
Notes to Financial Statements  - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	10	$143
8/19/2024	Redemption	Class I	5	137
8/19/2024	Redemption	Class R1	10	141
8/19/2024	Redemption	Class R2	5	104
8/19/2024	Redemption	Class R3	7	169
8/19/2024	Redemption	Class R4	3	86
During the year ended August 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,902,854. The sales transactions resulted in net realized gains (losses) of $(1,351,728).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2024, this reimbursement amounted to $205,750, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended August 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $1,245,470,583 and $1,497,537,933, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,805,708	$87,987,609	4,181,188	$90,304,103
Class B	407	5,228	2,080	26,838
Class C	158,578	2,198,544	239,583	3,092,719
Class I	1,913,081	54,137,563	3,384,490	88,520,607
Class R1	14,154	191,892	22,672	289,603
Class R2	128,013	2,581,354	134,916	2,552,975
Class R3	616,319	14,338,012	601,628	13,026,903
Class R4	381,677	9,784,475	1,308,230	31,437,821
Class R6	5,405,348	153,055,070	7,466,242	199,595,452
	12,423,285	$324,279,747	17,341,029	$428,847,021
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	36,527	$769,262
Class B	—	—	833	10,625
Class C	—	—	3,543	45,383
Class I	—	—	9,682	247,862
Class R1	—	—	466	5,839
Class R2	—	—	1,257	23,133
Class R3	—	—	5,554	116,633
Class R4	—	—	799	18,746
Class R6	—	—	36,046	941,152
	—	$—	94,707	$2,178,635
19

MFS New Discovery Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,968,213)	$(138,757,311)	(6,232,317)	$(133,802,757)
Class B	(140,366)	(1,923,172)	(202,423)	(2,635,556)
Class C	(615,077)	(8,612,061)	(664,293)	(8,694,038)
Class I	(4,171,993)	(118,698,612)	(5,208,998)	(135,359,445)
Class R1	(55,204)	(721,861)	(109,586)	(1,475,550)
Class R2	(323,467)	(6,664,579)	(253,912)	(4,816,461)
Class R3	(1,271,390)	(29,570,392)	(1,009,146)	(21,857,084)
Class R4	(611,932)	(15,981,963)	(448,114)	(11,064,933)
Class R6	(9,689,816)	(283,461,586)	(8,190,114)	(221,157,844)
	(22,847,458)	$(604,391,537)	(22,318,903)	$(540,863,668)
Net change
Class A	(2,162,505)	$(50,769,702)	(2,014,602)	$(42,729,392)
Class B	(139,959)	(1,917,944)	(199,510)	(2,598,093)
Class C	(456,499)	(6,413,517)	(421,167)	(5,555,936)
Class I	(2,258,912)	(64,561,049)	(1,814,826)	(46,590,976)
Class R1	(41,050)	(529,969)	(86,448)	(1,180,108)
Class R2	(195,454)	(4,083,225)	(117,739)	(2,240,353)
Class R3	(655,071)	(15,232,380)	(401,964)	(8,713,548)
Class R4	(230,255)	(6,197,488)	860,915	20,391,634
Class R6	(4,284,468)	(130,406,516)	(687,826)	(20,621,240)
	(10,424,173)	$(280,111,790)	(4,883,167)	$(109,838,012)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 6%, 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund, were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $12,208 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
20

MFS New Discovery Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
GCM Grosvenor, Inc., “A” *	$16,168,807	$—	$5,559,195	$(1,836,499)	$8,032,923	$—
MFS Institutional Money Market Portfolio	109,470,627	$607,223,831	643,108,443	$14,826	8,808	73,609,649
	$125,639,434	$607,223,831	$648,667,638	$(1,821,673)	$8,041,731	$73,609,649
Affiliated Issuers	Dividend Income	Capital Gain Distributions
GCM Grosvenor, Inc., “A” *	$868,149	$—
MFS Institutional Money Market Portfolio	4,585,656	—
	$5,453,805	$—
* Held at period end. No longer considered an affiliated issuer.
21

MFS New Discovery Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS New Discovery Fund and the Board of Trustees of MFS Series Trust I
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS New Discovery Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2024
22

MFS New Discovery Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025.
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS New Discovery Fund
Board Review of Investment Advisory Agreement
MFS New Discovery Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
25

MFS New Discovery Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
26

MFS Core Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Equity Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 1.8%
Boeing Co. (a)	148,787	$ 25,850,253
General Dynamics Corp.	77,255	23,127,057
Honeywell International, Inc.	131,177	27,273,010
Howmet Aerospace, Inc.	240,718	23,267,802
Leidos Holdings, Inc.	159,580	25,295,026
		$124,813,148
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	77,838	$ 18,736,385
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	389,746	$ 32,473,637
Automotive – 0.4%
Aptiv PLC (a)	388,837	$ 27,813,511
Biotechnology – 0.2%
Illumina, Inc. (a)	113,056	$ 14,855,558
Broadcasting – 0.7%
Omnicom Group, Inc.	120,157	$ 12,067,367
Walt Disney Co.	403,355	36,455,225
		$48,522,592
Brokerage & Asset Managers – 2.0%
Blue Owl Capital, Inc.	285,515	$ 5,036,485
Cboe Global Markets, Inc.	38,621	7,932,753
Charles Schwab Corp.	355,879	23,167,723
CME Group, Inc.	107,282	23,145,019
KKR & Co., Inc.	399,112	49,398,092
Raymond James Financial, Inc.	115,164	13,770,160
TPG, Inc.	285,441	14,400,498
		$136,850,730
Business Services – 4.7%
Accenture PLC, “A”	34,244	$ 11,709,736
Fidelity National Information Services, Inc.	175,544	14,473,603
Fiserv, Inc. (a)	130,240	22,739,904
Insperity, Inc.	598,888	56,289,483
Morningstar, Inc.	107,944	33,869,589
TransUnion	896,674	86,807,010
TriNet Group, Inc.	563,620	57,957,044
Verisk Analytics, Inc., “A”	84,718	23,112,765
Zscaler, Inc. (a)	101,330	20,263,973
		$327,223,107
Cable TV – 0.4%
Comcast Corp., “A”	624,795	$ 24,723,138
RGIFS-ANN

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.3%
Eastman Chemical Co.	224,802	$ 23,012,981
Computer Software – 12.1%
Cadence Design Systems, Inc. (a)	253,032	$ 68,047,896
CCC Intelligent Holdings, Inc. (a)	1,272,652	13,719,188
Check Point Software Technologies Ltd. (a)	35,250	6,785,625
Dun & Bradstreet Holdings, Inc.	7,308,801	87,705,612
Flywire Corp. (a)	328,639	5,951,652
Guidewire Software, Inc. (a)	142,634	21,219,660
HubSpot, Inc. (a)	35,543	17,738,445
Microsoft Corp. (s)	1,158,993	483,462,340
Okta, Inc. (a)	103,801	8,172,253
OneStream, Inc. (a)	47,163	1,462,053
Salesforce, Inc.	301,183	76,169,181
ServiceNow, Inc. (a)	42,180	36,063,900
Tyler Technologies, Inc. (a)	32,340	19,011,716
		$845,509,521
Computer Software - Systems – 4.2%
Apple, Inc. (s)	973,070	$ 222,833,030
Block, Inc., “A” (a)	153,802	10,163,236
CDW Corp.	140,365	31,671,958
EPAM Systems, Inc. (a)	84,746	17,013,607
Zebra Technologies Corp., “A” (a)	41,865	14,459,334
		$296,141,165
Construction – 1.6%
Builders FirstSource, Inc. (a)	125,208	$ 21,786,192
Mohawk Industries, Inc. (a)	150,653	23,372,307
Sherwin-Williams Co.	62,390	23,044,994
Summit Materials, Inc., “A” (a)	657,684	26,636,202
Sun Communities, Inc., REIT	138,789	18,769,824
		$113,609,519
Consumer Products – 1.5%
Colgate-Palmolive Co.	283,787	$ 30,223,316
e.l.f. Beauty, Inc. (a)	42,290	6,334,619
International Flavors & Fragrances, Inc.	119,469	12,423,581
Kenvue, Inc.	1,305,091	28,646,747
Procter & Gamble Co.	156,085	26,774,821
		$104,403,084
Consumer Services – 0.9%
Booking Holdings, Inc.	12,840	$ 50,194,513
Grand Canyon Education, Inc. (a)	66,020	9,573,560
		$59,768,073
Containers – 0.1%
Crown Holdings, Inc.	106,258	$ 9,606,786

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.7%
AMETEK, Inc.	132,254	$ 22,622,047
Amphenol Corp., “A”	464,629	31,339,226
Emerson Electric Co.	161,453	17,015,532
Johnson Controls International PLC	241,054	17,560,784
nVent Electric PLC	187,469	12,740,393
TE Connectivity Ltd.	91,305	14,024,448
		$115,302,430
Electronics – 8.7%
Analog Devices, Inc.	239,134	$ 56,158,229
Applied Materials, Inc.	278,955	55,026,663
Lam Research Corp.	78,287	64,274,410
Marvell Technology, Inc.	1,051,322	80,152,789
Monolithic Power Systems, Inc.	31,274	29,231,182
NVIDIA Corp.	2,448,700	292,301,319
NXP Semiconductors N.V.	125,489	32,170,360
		$609,314,952
Energy - Independent – 1.4%
Chesapeake Energy Corp.	147,092	$ 10,956,883
ConocoPhillips	448,994	51,091,027
Permian Resources Corp.	689,322	9,815,946
Phillips 66	114,033	15,999,970
Valero Energy Corp.	89,804	13,176,941
		$101,040,767
Energy - Integrated – 1.7%
Exxon Mobil Corp. (s)	982,720	$ 115,901,997
Energy - Renewables – 0.2%
GE Vernova, Inc. (a)	75,605	$ 15,196,605
Engineering - Construction – 0.5%
APi Group, Inc. (a)	221,623	$ 7,878,698
Jacobs Solutions, Inc.	172,937	26,092,734
		$33,971,432
Entertainment – 0.5%
Spotify Technology S.A. (a)	99,911	$ 34,257,484
Vivid Seats, Inc., “A” (a)	794,117	3,692,644
		$37,950,128
Food & Beverages – 2.0%
Coca-Cola Europacific Partners PLC	345,152	$ 27,781,284
Mondelez International, Inc.	528,614	37,959,771
Monster Worldwide, Inc. (a)	463,829	21,860,261
PepsiCo, Inc.	294,976	50,995,451
		$138,596,767
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	182,280	$ 6,288,660
Hilton Worldwide Holdings, Inc.	138,199	30,354,029
International Game Technology PLC	325,495	7,287,833

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Viking Holdings Ltd. (a)	95,606	$ 3,207,581
		$47,138,103
Health Maintenance Organizations – 1.2%
Cigna Group	225,400	$ 81,551,974
Insurance – 3.9%
American International Group, Inc.	338,053	$ 26,046,984
Aon PLC	175,310	60,257,553
Arthur J. Gallagher & Co.	140,811	41,197,074
Assurant, Inc.	62,709	12,312,912
Chubb Ltd.	179,586	51,034,750
Corebridge Financial, Inc.	605,782	17,906,916
Hanover Insurance Group, Inc.	91,061	13,385,056
Principal Financial Group, Inc.	173,303	14,110,330
Voya Financial, Inc.	205,357	14,545,436
Willis Towers Watson PLC	83,206	24,305,305
		$275,102,316
Internet – 5.9%
Alphabet, Inc., “A” (s)	1,467,573	$ 239,772,077
Gartner, Inc. (a)	24,365	11,986,605
Meta Platforms, Inc., “A”	302,790	157,847,455
		$409,606,137
Leisure & Toys – 0.7%
Electronic Arts, Inc.	153,842	$ 23,356,293
Hasbro, Inc.	134,165	9,144,686
Take-Two Interactive Software, Inc. (a)	92,863	15,016,876
		$47,517,855
Machinery & Tools – 2.6%
AGCO Corp.	168,581	$ 15,347,614
Crane Co.	125,043	19,804,311
Eaton Corp. PLC	161,996	49,721,432
General Electric Co.	181,390	31,674,322
Nordson Corp.	98,060	25,158,274
Pentair PLC	175,183	15,536,980
Wabtec Corp.	156,172	26,482,086
		$183,725,019
Major Banks – 3.4%
JPMorgan Chase & Co.	563,734	$ 126,727,403
Morgan Stanley	356,778	36,965,768
PNC Financial Services Group, Inc.	261,176	48,341,066
Wells Fargo & Co.	430,778	25,187,590
		$237,221,827
Medical & Health Technology & Services – 2.1%
ICON PLC (a)	85,110	$ 27,410,526
IDEXX Laboratories, Inc. (a)	23,779	11,445,546
McKesson Corp.	81,196	45,557,452
Option Care Health, Inc. (a)	852,442	27,295,193

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Veeva Systems, Inc. (a)	163,630	$ 35,416,077
		$147,124,794
Medical Equipment – 3.4%
Becton, Dickinson and Co.	204,784	$ 49,641,690
Boston Scientific Corp. (a)	693,619	56,731,098
Medtronic PLC	767,004	67,941,214
STERIS PLC	121,212	29,224,213
Waters Corp. (a)	88,542	30,666,522
		$234,204,737
Natural Gas - Distribution – 0.3%
Southwest Gas Holdings, Inc.	297,415	$ 21,628,019
Natural Gas - Pipeline – 0.5%
Cheniere Energy, Inc.	79,145	$ 14,662,403
Targa Resources Corp.	120,304	17,672,657
		$32,335,060
Network & Telecom – 0.7%
Motorola Solutions, Inc.	59,901	$ 26,478,638
Qualcomm, Inc.	138,075	24,204,547
		$50,683,185
Oil Services – 0.2%
Schlumberger Ltd.	322,008	$ 14,165,132
Other Banks & Diversified Financials – 3.6%
American Express Co.	144,260	$ 37,312,849
First Interstate BancSystem, Inc.	287,529	8,927,776
M&T Bank Corp.	106,327	18,299,940
Moody's Corp.	64,464	31,441,671
Northern Trust Corp.	149,396	13,626,409
Pacific Premier Bancorp, Inc.	261,823	6,728,851
Truist Financial Corp.	321,947	14,313,764
United Community Bank, Inc.	275,028	8,380,103
Visa, Inc., “A”	412,422	113,981,068
		$253,012,431
Pharmaceuticals – 6.2%
AbbVie, Inc.	537,081	$ 105,434,371
Eli Lilly & Co.	91,775	88,105,835
Johnson & Johnson	715,389	118,654,420
Pfizer, Inc.	2,003,194	58,112,658
Vertex Pharmaceuticals, Inc. (a)	126,565	62,762,318
		$433,069,602
Pollution Control – 0.6%
GFL Environmental, Inc.	1,045,736	$ 45,290,826
Railroad & Shipping – 0.4%
Canadian Pacific Kansas City Ltd.	348,737	$ 28,924,247

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 0.8%
Broadstone Net Lease, Inc., REIT	535,849	$ 9,806,037
Federal Realty Investment Trust, REIT	268,415	30,867,725
Jones Lang LaSalle, Inc. (a)	20,702	5,283,771
W.P. Carey, Inc., REIT	135,779	8,149,456
		$54,106,989
Real Estate - Office – 0.1%
Douglas Emmett, Inc., REIT	593,487	$ 9,495,792
Real Estate - Storage – 0.6%
Extra Space Storage, Inc., REIT	86,198	$ 15,257,046
Terreno Realty Corp., REIT	334,926	23,123,291
		$38,380,337
Restaurants – 1.1%
Darden Restaurants, Inc.	214,331	$ 33,896,448
U.S. Foods Holding Corp. (a)	535,766	31,722,705
Wingstop, Inc.	32,837	12,678,694
		$78,297,847
Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	71,708	$ 19,995,776
Corteva, Inc.	359,764	20,614,477
DuPont de Nemours, Inc.	192,703	16,235,228
Linde PLC	67,398	32,233,093
Tronox Holdings PLC	450,834	6,280,118
		$95,358,692
Specialty Stores – 6.6%
Amazon.com, Inc. (a)(s)	1,654,262	$ 295,285,767
BJ's Wholesale Club Holdings, Inc. (a)	481,566	38,506,017
Home Depot, Inc.	232,900	85,823,650
Ross Stores, Inc.	176,150	26,529,952
TJX Cos., Inc.	133,700	15,678,999
		$461,824,385
Telecommunications - Wireless – 1.5%
SBA Communications Corp., REIT	110,452	$ 25,035,050
T-Mobile USA, Inc.	397,636	79,018,226
		$104,053,276
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	112,038	$ 19,404,982
Saia, Inc. (a)	36,193	13,602,415
		$33,007,397
Utilities - Electric Power – 2.0%
Constellation Energy	91,554	$ 18,008,672
Dominion Energy, Inc.	100,763	5,632,652
Duke Energy Corp.	168,178	19,163,883
Exelon Corp.	274,656	10,461,647
NextEra Energy, Inc.	394,233	31,739,699
PG&E Corp.	1,790,041	35,263,807

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Southern Co.	95,743	$ 8,272,195
Xcel Energy, Inc.	199,651	12,224,631
		$140,767,186
Total Common Stocks (Identified Cost, $4,317,669,098)		$6,932,931,178
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $37,737,203)	37,735,624	$ 37,746,945
Securities Sold Short – (0.1)%
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT (Proceeds Received, $3,678,192)	(44,300)	$ (4,962,486)
Other Assets, Less Liabilities – 0.1%		7,031,617
Net Assets – 100.0%		$6,972,747,254
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,746,945 and $6,932,931,178, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At August 31, 2024, the fund had liquid securities with an aggregate value of $17,786,455 to cover any collateral or margin obligations for securities sold short.
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $4,317,669,098)	$6,932,931,178
Investments in affiliated issuers, at value (identified cost, $37,737,203)	37,746,945
Receivables for
Fund shares sold	5,711,060
Dividends	8,107,320
Other assets	3,960
Total assets	$6,984,500,463
Liabilities
Payable to custodian	$2,828
Payables for
Securities sold short, at value (proceeds received, $3,678,192)	4,962,486
Fund shares reacquired	5,197,179
Payable to affiliates
Investment adviser	285,172
Administrative services fee	5,052
Shareholder servicing costs	728,272
Distribution and service fees	68,823
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	503,384
Total liabilities	$11,753,209
Net assets	$6,972,747,254
Net assets consist of
Paid-in capital	$3,930,560,903
Total distributable earnings (loss)	3,042,186,351
Net assets	$6,972,747,254
Shares of beneficial interest outstanding	127,416,043
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,800,059,606	53,143,835	$52.69
Class B	9,486,169	216,483	43.82
Class C	105,782,754	2,462,673	42.95
Class I	1,745,478,119	30,768,481	56.73
Class R1	7,532,665	175,314	42.97
Class R2	19,681,514	386,137	50.97
Class R3	66,337,003	1,262,971	52.52
Class R4	43,570,547	815,428	53.43
Class R6	2,174,818,877	38,184,721	56.96
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $55.90 [100 / 94.25 x $52.69]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Dividends	$85,417,437
Dividends from affiliated issuers	2,290,198
Other	407,737
Income on securities loaned	16,331
Foreign taxes withheld	(139,818)
Total investment income	$87,991,885
Expenses
Management fee	$33,592,359
Distribution and service fees	7,820,202
Shareholder servicing costs	4,422,655
Administrative services fee	615,142
Independent Trustees' compensation	109,654
Custodian fee	154,352
Shareholder communications	574,498
Audit and tax fees	71,778
Legal fees	34,826
Dividend and interest expense on securities sold short	550,738
Interest expense and fees	89,115
Miscellaneous	305,688
Total expenses	$48,341,007
Reduction of expenses by investment adviser and distributor	(839,614)
Net expenses	$47,501,393
Net investment income (loss)	$40,490,492
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$435,688,894
Affiliated issuers	(9,278)
Foreign currency	(3,432)
Net realized gain (loss)	$435,676,184
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$938,428,975
Affiliated issuers	2,762
Securities sold short	(510,336)
Net unrealized gain (loss)	$937,921,401
Net realized and unrealized gain (loss)	$1,373,597,585
Change in net assets from operations	$1,414,088,077
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$40,490,492	$44,941,994
Net realized gain (loss)	435,676,184	110,643,241
Net unrealized gain (loss)	937,921,401	572,097,194
Change in net assets from operations	$1,414,088,077	$727,682,429
Total distributions to shareholders	$(159,486,064)	$(203,307,193)
Change in net assets from fund share transactions	$(425,922,831)	$34,580,179
Total change in net assets	$828,679,182	$558,955,415
Net assets
At beginning of period	6,144,068,072	5,585,112,657
At end of period	$6,972,747,254	$6,144,068,072
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$43.63	$40.07	$49.38	$38.41	$32.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.25	$0.15	$0.09	$0.19
Net realized and unrealized gain (loss)	9.99	4.76	(6.00)	11.50	6.41
Total from investment operations	$10.21	$5.01	$(5.85)	$11.59	$6.60
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.15)	$(0.08)	$(0.15)	$(0.15)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(1.15)	$(1.45)	$(3.46)	$(0.62)	$(0.64)
Net asset value, end of period (x)	$52.69	$43.63	$40.07	$49.38	$38.41
Total return (%) (r)(s)(t)(x)	23.92	12.97	(12.87)	30.57	20.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90	0.92	0.92	0.94	0.97
Expenses after expense reductions	0.89	0.90	0.91	0.92	0.96
Net investment income (loss)	0.47	0.63	0.35	0.22	0.56
Portfolio turnover rate	30	35	25	38	46
Net assets at end of period (000 omitted)	$2,800,060	$2,356,842	$2,156,741	$2,462,032	$1,960,597
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.88	0.89	0.89	0.90	0.93

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$36.52	$33.87	$42.49	$33.24	$28.23
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.04)	$(0.16)	$(0.19)	$(0.05)
Net realized and unrealized gain (loss)	8.34	3.99	(5.07)	9.91	5.55
Total from investment operations	$8.23	$3.95	$(5.23)	$9.72	$5.50
Less distributions declared to shareholders
From net investment income	$(0.07)	$—	$—	$—	$—
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(0.93)	$(1.30)	$(3.39)	$(0.47)	$(0.49)
Net asset value, end of period (x)	$43.82	$36.52	$33.87	$42.49	$33.24
Total return (%) (r)(s)(t)(x)	23.00	12.14	(13.52)	29.58	19.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.65	1.67	1.67	1.69	1.72
Expenses after expense reductions	1.64	1.65	1.66	1.67	1.71
Net investment income (loss)	(0.28)	(0.13)	(0.42)	(0.53)	(0.18)
Portfolio turnover rate	30	35	25	38	46
Net assets at end of period (000 omitted)	$9,486	$11,587	$15,456	$24,861	$25,018
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.63	1.64	1.64	1.65	1.68

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$35.88	$33.30	$41.83	$32.72	$27.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.04)	$(0.15)	$(0.19)	$(0.05)
Net realized and unrealized gain (loss)	8.17	3.92	(4.99)	9.77	5.46
Total from investment operations	$8.06	$3.88	$(5.14)	$9.58	$5.41
Less distributions declared to shareholders
From net investment income	$(0.13)	$—	$—	$—	$(0.06)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(0.99)	$(1.30)	$(3.39)	$(0.47)	$(0.55)
Net asset value, end of period (x)	$42.95	$35.88	$33.30	$41.83	$32.72
Total return (%) (r)(s)(t)(x)	22.96	12.14	(13.51)	29.62	19.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.65	1.67	1.67	1.69	1.72
Expenses after expense reductions	1.64	1.65	1.66	1.67	1.71
Net investment income (loss)	(0.28)	(0.12)	(0.41)	(0.53)	(0.18)
Portfolio turnover rate	30	35	25	38	46
Net assets at end of period (000 omitted)	$105,783	$99,365	$105,731	$140,242	$128,709
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.63	1.64	1.64	1.65	1.69

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$46.84	$42.90	$52.62	$40.87	$34.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.38	$0.29	$0.22	$0.29
Net realized and unrealized gain (loss)	10.74	5.11	(6.44)	12.24	6.82
Total from investment operations	$11.11	$5.49	$(6.15)	$12.46	$7.11
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.25)	$(0.18)	$(0.24)	$(0.22)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(1.22)	$(1.55)	$(3.57)	$(0.71)	$(0.71)
Net asset value, end of period (x)	$56.73	$46.84	$42.90	$52.62	$40.87
Total return (%) (r)(s)(t)(x)	24.23	13.27	(12.67)	30.91	20.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65	0.67	0.68	0.68	0.72
Expenses after expense reductions	0.64	0.65	0.66	0.67	0.71
Net investment income (loss)	0.73	0.88	0.60	0.47	0.81
Portfolio turnover rate	30	35	25	38	46
Net assets at end of period (000 omitted)	$1,745,478	$1,599,892	$1,405,183	$1,416,134	$841,296
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.63	0.64	0.64	0.65	0.69

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$35.90	$33.35	$41.89	$32.77	$27.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.04)	$(0.15)	$(0.19)	$(0.06)
Net realized and unrealized gain (loss)	8.18	3.93	(5.00)	9.78	5.48
Total from investment operations	$8.07	$3.89	$(5.15)	$9.59	$5.42
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.04)	$—	$—	$—
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(1.00)	$(1.34)	$(3.39)	$(0.47)	$(0.49)
Net asset value, end of period (x)	$42.97	$35.90	$33.35	$41.89	$32.77
Total return (%) (r)(s)(t)(x)	22.99	12.15	(13.52)	29.60	19.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.65	1.66	1.68	1.69	1.72
Expenses after expense reductions	1.64	1.65	1.66	1.67	1.71
Net investment income (loss)	(0.28)	(0.12)	(0.41)	(0.53)	(0.20)
Portfolio turnover rate	30	35	25	38	46
Net assets at end of period (000 omitted)	$7,533	$6,437	$2,974	$3,791	$3,816
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.63	1.64	1.64	1.65	1.69

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$42.28	$38.87	$48.04	$37.40	$31.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.05	$(0.01)	$0.10
Net realized and unrealized gain (loss)	9.67	4.62	(5.83)	11.20	6.24
Total from investment operations	$9.77	$4.77	$(5.78)	$11.19	$6.34
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.06)	$—	$(0.08)	$(0.06)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(1.08)	$(1.36)	$(3.39)	$(0.55)	$(0.55)
Net asset value, end of period (x)	$50.97	$42.28	$38.87	$48.04	$37.40
Total return (%) (r)(s)(t)(x)	23.60	12.73	(13.08)	30.27	20.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.15	1.17	1.18	1.19	1.22
Expenses after expense reductions	1.13	1.14	1.15	1.16	1.20
Net investment income (loss)	0.23	0.39	0.11	(0.02)	0.31
Portfolio turnover rate	30	35	25	38	46
Net assets at end of period (000 omitted)	$19,682	$19,553	$18,825	$21,214	$17,335
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.12	1.13	1.13	1.14	1.17

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$43.50	$39.94	$49.22	$38.29	$32.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.25	$0.15	$0.09	$0.19
Net realized and unrealized gain (loss)	9.95	4.75	(5.98)	11.47	6.38
Total from investment operations	$10.17	$5.00	$(5.83)	$11.56	$6.57
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.14)	$(0.06)	$(0.16)	$(0.15)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(1.15)	$(1.44)	$(3.45)	$(0.63)	$(0.64)
Net asset value, end of period (x)	$52.52	$43.50	$39.94	$49.22	$38.29
Total return (%) (r)(s)(t)(x)	23.89	12.99	(12.87)	30.59	20.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90	0.92	0.92	0.94	0.97
Expenses after expense reductions	0.89	0.90	0.91	0.92	0.96
Net investment income (loss)	0.47	0.63	0.34	0.22	0.56
Portfolio turnover rate	30	35	25	38	46
Net assets at end of period (000 omitted)	$66,337	$63,678	$60,662	$77,453	$63,347
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.88	0.89	0.89	0.90	0.94

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$44.19	$40.56	$49.93	$38.81	$32.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.36	$0.27	$0.20	$0.27
Net realized and unrealized gain (loss)	10.12	4.82	(6.08)	11.63	6.48
Total from investment operations	$10.46	$5.18	$(5.81)	$11.83	$6.75
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.25)	$(0.17)	$(0.24)	$(0.21)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(1.22)	$(1.55)	$(3.56)	$(0.71)	$(0.70)
Net asset value, end of period (x)	$53.43	$44.19	$40.56	$49.93	$38.81
Total return (%) (r)(s)(t)(x)	24.22	13.28	(12.67)	30.92	20.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65	0.67	0.67	0.69	0.72
Expenses after expense reductions	0.64	0.65	0.66	0.67	0.71
Net investment income (loss)	0.72	0.88	0.60	0.47	0.80
Portfolio turnover rate	30	35	25	38	46
Net assets at end of period (000 omitted)	$43,571	$39,499	$36,425	$42,883	$35,770
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.63	0.64	0.64	0.65	0.69

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$47.01	$43.06	$52.78	$40.98	$34.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.42	$0.33	$0.25	$0.32
Net realized and unrealized gain (loss)	10.79	5.12	(6.45)	12.29	6.83
Total from investment operations	$11.20	$5.54	$(6.12)	$12.54	$7.15
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.29)	$(0.22)	$(0.27)	$(0.23)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(1.25)	$(1.59)	$(3.60)	$(0.74)	$(0.72)
Net asset value, end of period (x)	$56.96	$47.01	$43.06	$52.78	$40.98
Total return (%) (r)(s)(t)(x)	24.34	13.36	(12.57)	31.03	20.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.57	0.58	0.59	0.60	0.64
Expenses after expense reductions	0.56	0.56	0.57	0.59	0.63
Net investment income (loss)	0.80	0.97	0.69	0.56	0.89
Portfolio turnover rate	30	35	25	38	46
Net assets at end of period (000 omitted)	$2,174,819	$1,947,215	$1,783,116	$1,905,417	$1,303,858
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.55	0.55	0.55	0.57	0.60
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Core Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other

MFS Core Equity Fund
Notes to Financial Statements  - continued
market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,932,931,178	$—	$—	$6,932,931,178
Mutual Funds	37,746,945	—	—	37,746,945
Total	$6,970,678,123	$—	$—	$6,970,678,123
Securities Sold Short	$(4,962,486)	$—	$—	$(4,962,486)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the year ended August 31, 2024, this expense amounted to $550,738.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2024, there were no securities on loan or collateral outstanding.

MFS Core Equity Fund
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/24	Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$44,805,056	$28,501,504
Long-term capital gains	114,681,008	174,805,689
Total distributions	$159,486,064	$203,307,193
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$4,365,356,522
Gross appreciation	2,724,404,499
Gross depreciation	(124,045,384)
Net unrealized appreciation (depreciation)	$2,600,359,115
Undistributed ordinary income	103,888,442
Undistributed long-term capital gain	337,938,794
Total distributable earnings (loss)	$3,042,186,351
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

MFS Core Equity Fund
Notes to Financial Statements  - continued
dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/24	Year ended 8/31/23
Class A	$61,914,228	$78,167,508
Class B	260,679	539,902
Class C	2,750,920	4,075,665
Class I	42,100,257	50,980,529
Class R1	181,824	241,291
Class R2	477,863	669,798
Class R3	1,634,823	2,119,841
Class R4	1,071,858	1,377,761
Class R6	49,093,612	65,134,898
Total	$159,486,064	$203,307,193
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.65%
In excess of $500 million and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.47%
In excess of $10 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $837,908, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.51% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $310,036 for the year ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Core Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 6,362,157
Class B	0.75%	0.25%	1.00%	1.00%	101,708
Class C	0.75%	0.25%	1.00%	1.00%	1,030,564
Class R1	0.75%	0.25%	1.00%	1.00%	69,189
Class R2	0.25%	0.25%	0.50%	0.49%	96,754
Class R3	—	0.25%	0.25%	0.25%	159,830
Total Distribution and Service Fees					$7,820,202
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2024, this rebate amounted to $619, $9, $6, and $1,072 for Class A, Class B, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
Amount
Class A	$20,323
Class B	2,996
Class C	3,752
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $488,892, which equated to 0.0076% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,933,763.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0095% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease in pension expense of $443 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended August 31, 2024.  The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

MFS Core Equity Fund
Notes to Financial Statements  - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	1	$74
8/19/2024	Redemption	Class B	3	129
8/19/2024	Redemption	Class C	4	190
8/19/2024	Redemption	Class I	6	349
8/19/2024	Redemption	Class R1	7	281
8/19/2024	Redemption	Class R2	5	283
8/19/2024	Redemption	Class R3	3	163
8/19/2024	Redemption	Class R4	5	262
8/22/2024	Redemption	Class I	3	192
8/22/2024	Redemption	Class R1	2	98
8/22/2024	Redemption	Class R2	4	181
8/22/2024	Redemption	Class R3	4	207
During the year ended August 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $2,234,422 and $2,438,321, respectively. The sales transactions resulted in net realized gains (losses) of $(772,782).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2024, this reimbursement amounted to $178,477, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended August 31, 2024, purchases and sales of investments, other than short sales and short-term obligations, aggregated $1,938,678,089 and $2,461,362,062, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,612,605	$261,963,133	6,071,402	$244,339,466
Class B	6,654	241,610	3,134	109,426
Class C	467,037	17,567,088	403,705	13,299,230
Class I	8,542,555	428,208,054	12,008,652	512,907,421
Class R1	25,794	973,286	123,859	4,186,064
Class R2	52,140	2,343,546	90,998	3,582,159
Class R3	130,084	6,064,345	191,425	7,692,706
Class R4	104,254	4,932,126	131,121	5,318,461
Class R6	5,606,728	285,873,974	7,367,939	318,407,092
	20,547,851	$1,008,167,162	26,392,235	$1,109,842,025

MFS Core Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,359,575	$59,957,265	1,954,844	$75,672,028
Class B	7,048	259,869	16,436	535,482
Class C	70,660	2,554,352	118,418	3,790,562
Class I	702,529	33,299,871	1,024,361	42,500,719
Class R1	5,028	181,824	7,533	241,291
Class R2	11,181	477,863	17,823	669,798
Class R3	37,189	1,634,823	54,932	2,119,841
Class R4	23,871	1,065,607	34,809	1,362,425
Class R6	1,016,500	48,344,717	1,540,429	64,097,237
	3,233,581	$147,776,191	4,769,585	$190,989,383
Shares reacquired
Class A	(7,846,134)	$(368,898,486)	(7,838,379)	$(315,184,413)
Class B	(114,498)	(4,431,730)	(158,621)	(5,349,102)
Class C	(844,698)	(32,508,843)	(928,021)	(31,030,448)
Class I	(12,631,386)	(645,091,031)	(11,629,273)	(502,599,528)
Class R1	(34,811)	(1,337,542)	(41,260)	(1,393,725)
Class R2	(139,680)	(6,295,937)	(130,606)	(5,111,360)
Class R3	(368,325)	(17,419,565)	(301,209)	(12,242,337)
Class R4	(206,550)	(9,825,938)	(170,049)	(6,869,297)
Class R6	(9,859,738)	(496,057,112)	(8,901,208)	(386,471,019)
	(32,045,820)	$(1,581,866,184)	(30,098,626)	$(1,266,251,229)
Net change
Class A	(873,954)	$(46,978,088)	187,867	$4,827,081
Class B	(100,796)	(3,930,251)	(139,051)	(4,704,194)
Class C	(307,001)	(12,387,403)	(405,898)	(13,940,656)
Class I	(3,386,302)	(183,583,106)	1,403,740	52,808,612
Class R1	(3,989)	(182,432)	90,132	3,033,630
Class R2	(76,359)	(3,474,528)	(21,785)	(859,403)
Class R3	(201,052)	(9,720,397)	(54,852)	(2,429,790)
Class R4	(78,425)	(3,828,205)	(4,119)	(188,411)
Class R6	(3,236,510)	(161,838,421)	7,160	(3,966,690)
	(8,264,388)	$(425,922,831)	1,063,194	$34,580,179
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $33,393 and $55,722, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

MFS Core Equity Fund
Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$55,189,690	$712,029,976	$729,466,205	$(9,278)	$2,762	$37,746,945
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,290,198	$—

MFS Core Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Core Equity Fund and the Board of Trustees of MFS Series Trust I
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Core Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2024

MFS Core Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $164,040,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Core Equity Fund
Board Review of Investment Advisory Agreement
MFS Core Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Core Equity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $2.5 billion, $5 billion and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

MFS Research International Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research International Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 1.7%
MTU Aero Engines Holding AG	578,339	$ 172,609,882
Thales S.A.	666,023	111,905,705
		$284,515,587
Airlines – 0.5%
Ryanair Holdings PLC, ADR	817,488	$ 91,117,212
Alcoholic Beverages – 2.4%
Diageo PLC	6,222,811	$ 203,265,406
Heineken N.V.	1,257,555	113,397,531
Kirin Holdings Co. Ltd.	6,271,600	94,813,122
		$411,476,059
Apparel Manufacturers – 3.5%
Burberry Group PLC	2,731,203	$ 24,123,972
Compagnie Financiere Richemont S.A.	1,188,838	187,536,892
LVMH Moet Hennessy Louis Vuitton SE	473,340	355,061,752
NIKE, Inc., “B”	399,818	33,312,836
		$600,035,452
Automotive – 2.0%
Bridgestone Corp.	2,336,200	$ 91,581,694
Compagnie Generale des Etablissements Michelin	2,813,849	110,451,310
DENSO Corp.	9,232,200	143,041,960
		$345,074,964
Biotechnology – 1.1%
CSL Ltd.	918,129	$ 191,543,501
Brokerage & Asset Managers – 3.7%
Barclays PLC	69,406,877	$ 210,149,408
Euronext N.V.	2,232,540	238,394,256
London Stock Exchange Group PLC	1,394,468	188,235,064
		$636,778,728
Business Services – 0.5%
Nomura Research Institute Ltd.	2,224,800	$ 75,099,168
Secom Co. Ltd.	205,100	14,971,880
		$90,071,048
Computer Software – 2.0%
Cadence Design Systems, Inc. (a)	448,930	$ 120,730,745
Constellation Software, Inc.	69,035	225,430,664
		$346,161,409
RIFFS-ANN
1

MFS Research International Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.0%
Amadeus IT Group S.A.	2,343,477	$ 158,122,225
Cap Gemini S.A.	353,681	73,791,104
Fujitsu Ltd.	5,692,200	102,391,010
Hitachi Ltd.	15,936,200	390,984,777
Samsung Electronics Co. Ltd. (a)	2,205,489	123,679,273
		$848,968,389
Construction – 0.9%
Techtronic Industries Co. Ltd.	11,158,000	$ 150,389,315
Consumer Products – 0.8%
Kao Corp.	2,873,100	$ 129,084,972
Consumer Services – 0.8%
CAR Group Ltd.	2,310,747	$ 59,512,472
Persol Holdings Co. Ltd.	20,325,000	39,834,299
SEEK Ltd.	2,245,627	35,241,971
		$134,588,742
Electrical Equipment – 5.8%
Legrand S.A.	1,810,094	$ 204,028,951
Mitsubishi Electric Corp.	10,533,600	175,884,244
Schneider Electric SE	2,409,828	611,880,276
		$991,793,471
Electronics – 5.0%
ASML Holding N.V.	434,982	$ 393,412,194
NXP Semiconductors N.V.	401,800	103,005,448
Renesas Electronics Corp.	8,896,900	155,137,419
Taiwan Semiconductor Manufacturing Co. Ltd.	6,791,326	202,783,768
		$854,338,829
Energy - Independent – 1.1%
Reliance Industries Ltd.	2,512,795	$ 90,775,584
Woodside Energy Group Ltd.	4,887,240	89,942,586
		$180,718,170
Energy - Integrated – 3.7%
Eni S.p.A.	9,083,208	$ 147,951,286
Galp Energia SGPS S.A., “B”	9,472,023	196,424,199
TotalEnergies SE	4,039,222	278,842,097
		$623,217,582
Food & Beverages – 2.9%
Nestle S.A.	3,586,900	$ 384,071,099
Novozymes A/S	1,515,916	105,360,716
		$489,431,815
Food & Drug Stores – 0.9%
Seven & I Holdings Co. Ltd. (l)	9,983,200	$ 143,971,281
2

MFS Research International Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.8%
Aristocrat Leisure Ltd.	3,896,098	$ 144,850,279
Flutter Entertainment PLC (a)	232,121	49,677,788
Sands China Ltd. (a)	17,745,200	32,493,193
Whitbread PLC	1,905,371	72,595,270
		$299,616,530
Insurance – 5.3%
AIA Group Ltd.	17,998,600	$ 128,381,887
Aon PLC	716,996	246,445,865
Beazley PLC	19,578,078	193,737,148
Hiscox Ltd.	8,568,829	132,452,964
Willis Towers Watson PLC	296,369	86,572,349
Zurich Insurance Group AG	196,760	113,886,031
		$901,476,244
Leisure & Toys – 0.2%
Yamaha Corp.	1,487,400	$ 35,771,333
Machinery & Tools – 4.7%
Daikin Industries Ltd.	1,090,400	$ 138,759,214
GEA Group AG	3,412,391	159,935,200
RB Global, Inc.	1,295,347	111,594,098
SMC Corp.	378,000	174,527,999
Toyota Industries Corp.	1,575,800	124,597,968
Weir Group PLC	3,534,669	93,808,536
		$803,223,015
Major Banks – 7.6%
Banco Bradesco S.A., ADR	43,037,496	$ 119,644,239
Bank of Ireland Group PLC	16,018,312	184,493,345
BNP Paribas S.A.	3,413,231	236,113,409
ING Groep N.V.	9,959,093	180,743,067
Mitsubishi UFJ Financial Group, Inc.	17,227,900	182,068,640
NatWest Group PLC	57,202,618	260,035,004
UBS Group AG	4,272,810	130,854,227
		$1,293,951,931
Medical Equipment – 2.5%
ConvaTec Group PLC	31,783,686	$ 100,139,684
Olympus Corp.	6,007,600	109,882,979
QIAGEN N.V.	3,391,604	155,474,291
Terumo Corp.	2,955,700	54,786,495
		$420,283,449
Metals & Mining – 1.9%
Glencore PLC	33,516,333	$ 177,616,700
Mitsui & Co. Ltd.	6,535,700	141,963,825
		$319,580,525
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	13,730,400	$ 46,397,187
3

MFS Research International Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.2%
APA Group	7,778,561	$ 39,960,741
Other Banks & Diversified Financials – 4.2%
CaixaBank S.A.	26,136,119	$ 157,963,681
HDFC Bank Ltd.	7,218,186	141,154,541
Julius Baer Group Ltd.	3,499,849	205,436,962
Visa, Inc., “A”	759,133	209,801,587
		$714,356,771
Pharmaceuticals – 9.8%
Chugai Pharmaceutical Co. Ltd.	2,785,800	$ 141,322,324
Kyowa Kirin Co. Ltd.	894,400	20,409,332
Merck KGaA	890,748	173,334,665
Novo Nordisk A.S., “B”	4,440,295	617,276,084
Roche Holding AG	1,435,156	484,885,363
Sanofi	1,603,859	179,418,041
Santen Pharmaceutical Co. Ltd.	3,776,400	48,606,144
		$1,665,251,953
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	1,007,699	$ 171,709,281
Real Estate – 1.2%
LEG Immobilien SE	2,157,288	$ 207,185,074
Restaurants – 0.3%
Yum China Holdings, Inc.	1,233,029	$ 41,688,711
Specialty Chemicals – 7.4%
Akzo Nobel N.V.	1,359,662	$ 87,128,711
Croda International PLC	1,887,383	102,414,427
Linde PLC	1,139,523	544,976,875
Shin-Etsu Chemical Co. Ltd.	4,442,500	196,926,793
Sika AG	519,935	166,654,571
Symrise AG	1,211,100	159,378,163
		$1,257,479,540
Specialty Stores – 0.3%
ZOZO, Inc.	1,599,000	$ 50,944,678
Telecommunications - Wireless – 2.5%
Advanced Info Service Public Co. Ltd.	13,476,400	$ 98,350,445
Cellnex Telecom S.A.	2,684,791	103,961,328
KDDI Corp.	3,395,300	114,330,915
SoftBank Group Corp.	1,752,400	101,904,816
		$418,547,504
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	2,460,867	$ 39,878,749
Tobacco – 1.2%
British American Tobacco PLC	5,510,733	$ 205,986,267
4

MFS Research International Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.1%
CLP Holdings Ltd.	6,793,000	$ 60,817,155
E.ON SE	6,729,159	95,286,052
Iberdrola S.A.	13,673,404	194,095,409
		$350,198,616
Total Common Stocks (Identified Cost, $11,622,189,694)		$16,826,764,625
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	105,955	$ 0

Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $126,710,500)	126,707,177	$ 126,745,189
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.22% (j) (Identified Cost, $61,600,000)	61,600,000	$ 61,600,000
Other Assets, Less Liabilities – (0.1)%		(10,853,645)
Net Assets – 100.0%		$17,004,256,169
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $126,745,189 and $16,888,364,625, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Research International Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at value, including $57,736,355 of securities on loan (identified cost, $11,683,789,694)	$16,888,364,625
Investments in affiliated issuers, at value (identified cost, $126,710,500)	126,745,189
Foreign currency, at value (identified cost, $253,288)	253,350
Receivables for
Fund shares sold	1,958,322
Interest and dividends	81,331,505
Other assets	9,925
Total assets	$17,098,662,916
Liabilities
Payables for
Fund shares reacquired	$18,165,140
Collateral for securities loaned, at value	61,600,000
Payable to affiliates
Investment adviser	851,492
Administrative services fee	5,052
Shareholder servicing costs	452,769
Distribution and service fees	20,538
Payable for independent Trustees' compensation	27
Deferred foreign capital gains tax expense payable	11,088,514
Accrued expenses and other liabilities	2,223,215
Total liabilities	$94,406,747
Net assets	$17,004,256,169
Net assets consist of
Paid-in capital	$12,169,078,682
Total distributable earnings (loss)	4,835,177,487
Net assets	$17,004,256,169
Shares of beneficial interest outstanding	686,728,818
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$742,774,767	29,953,364	$24.80
Class B	453,205	18,849	24.04
Class C	12,725,922	548,719	23.19
Class I	1,478,841,024	57,352,691	25.79
Class R1	1,027,554	45,334	22.67
Class R2	67,845,737	2,840,576	23.88
Class R3	74,124,141	3,023,585	24.52
Class R4	46,882,398	1,885,453	24.87
Class R6	14,579,581,421	591,060,247	24.67
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.31 [100 / 94.25 x $24.80]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Research International Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Dividends	$412,865,070
Dividends from affiliated issuers	4,772,728
Income on securities loaned	68,478
Other	14,559
Interest	12,186
Foreign taxes withheld	(27,014,073)
Total investment income	$390,718,948
Expenses
Management fee	$101,518,898
Distribution and service fees	2,389,073
Shareholder servicing costs	2,740,527
Administrative services fee	615,142
Independent Trustees' compensation	133,608
Custodian fee	1,631,154
Shareholder communications	385,024
Audit and tax fees	82,286
Legal fees	86,144
Tax reclaim recovery expense	(1,297,070)
Miscellaneous	451,253
Total expenses	$108,736,039
Reduction of expenses by investment adviser and distributor	(2,087,208)
Net expenses	$106,648,831
Net investment income (loss)	$284,070,117
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $1,490,724 foreign capital gains tax)	$26,837,819
Affiliated issuers	(10,279)
Foreign currency	(782,368)
Net realized gain (loss)	$26,045,172
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $5,897,574 increase in deferred foreign capital gains tax)	$2,214,745,369
Affiliated issuers	29,844
Translation of assets and liabilities in foreign currencies	1,595,909
Net unrealized gain (loss)	$2,216,371,122
Net realized and unrealized gain (loss)	$2,242,416,294
Change in net assets from operations	$2,526,486,411
See Notes to Financial Statements
7

MFS Research International Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$284,070,117	$321,078,703
Net realized gain (loss)	26,045,172	(451,613,304)
Net unrealized gain (loss)	2,216,371,122	2,065,869,417
Change in net assets from operations	$2,526,486,411	$1,935,334,816
Total distributions to shareholders	$(293,003,116)	$(245,003,054)
Change in net assets from fund share transactions	$(1,283,380,612)	$321,410,164
Total change in net assets	$950,102,683	$2,011,741,926
Net assets
At beginning of period	16,054,153,486	14,042,411,560
At end of period	$17,004,256,169	$16,054,153,486
See Notes to Financial Statements
8

MFS Research International Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.64	$19.29	$24.78	$20.09	$17.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.37	$0.28	$0.21	$0.19
Net realized and unrealized gain (loss)	3.17	2.25	(5.52)	4.64	2.33
Total from investment operations	$3.49	$2.62	$(5.24)	$4.85	$2.52
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.27)	$(0.25)	$(0.16)	$(0.32)
Net asset value, end of period (x)	$24.80	$21.64	$19.29	$24.78	$20.09
Total return (%) (r)(s)(t)(x)	16.34	13.71	(21.34)	24.28	14.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00	1.05	1.02	1.02	1.07
Expenses after expense reductions	0.98	1.03	1.00	1.00	1.06
Net investment income (loss)	1.44	1.81	1.24	0.93	1.02
Portfolio turnover rate	17	16	15	19	22
Net assets at end of period (000 omitted)	$742,775	$694,592	$651,907	$963,468	$772,695
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.99	1.00	N/A	N/A	N/A

See Notes to Financial Statements
9

MFS Research International Fund
Financial Highlights - continued
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$20.92	$18.60	$23.88	$19.36	$17.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.19	$0.08	$0.04	$0.04
Net realized and unrealized gain (loss)	3.09	2.20	(5.31)	4.48	2.26
Total from investment operations	$3.22	$2.39	$(5.23)	$4.52	$2.30
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.07)	$(0.05)	$—	$(0.17)
Net asset value, end of period (x)	$24.04	$20.92	$18.60	$23.88	$19.36
Total return (%) (r)(s)(t)(x)	15.46	12.86	(21.95)	23.35	13.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.79	1.77	1.77	1.82
Expenses after expense reductions	1.73	1.78	1.75	1.76	1.81
Net investment income (loss)	0.60	0.98	0.39	0.17	0.21
Portfolio turnover rate	17	16	15	19	22
Net assets at end of period (000 omitted)	$453	$748	$1,101	$2,211	$2,631
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.74	1.75	N/A	N/A	N/A
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$20.25	$18.08	$23.25	$18.85	$16.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.20	$0.10	$0.03	$0.04
Net realized and unrealized gain (loss)	2.96	2.11	(5.18)	4.37	2.19
Total from investment operations	$3.11	$2.31	$(5.08)	$4.40	$2.23
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.14)	$(0.09)	$—	$(0.17)
Net asset value, end of period (x)	$23.19	$20.25	$18.08	$23.25	$18.85
Total return (%) (r)(s)(t)(x)	15.48	12.84	(21.95)	23.34	13.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.80	1.77	1.77	1.82
Expenses after expense reductions	1.73	1.78	1.75	1.75	1.81
Net investment income (loss)	0.69	1.05	0.46	0.16	0.23
Portfolio turnover rate	17	16	15	19	22
Net assets at end of period (000 omitted)	$12,726	$12,732	$11,050	$15,664	$17,620
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.74	1.75	N/A	N/A	N/A

See Notes to Financial Statements
10

MFS Research International Fund
Financial Highlights - continued
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$22.48	$20.03	$25.74	$20.85	$18.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.44	$0.35	$0.28	$0.24
Net realized and unrealized gain (loss)	3.31	2.33	(5.73)	4.82	2.43
Total from investment operations	$3.70	$2.77	$(5.38)	$5.10	$2.67
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.32)	$(0.33)	$(0.21)	$(0.37)
Net asset value, end of period (x)	$25.79	$22.48	$20.03	$25.74	$20.85
Total return (%) (r)(s)(t)(x)	16.67	13.98	(21.18)	24.62	14.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75	0.80	0.77	0.76	0.82
Expenses after expense reductions	0.73	0.78	0.75	0.75	0.81
Net investment income (loss)	1.67	2.07	1.52	1.21	1.25
Portfolio turnover rate	17	16	15	19	22
Net assets at end of period (000 omitted)	$1,478,841	$1,619,635	$1,533,541	$1,530,130	$898,821
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.74	0.75	N/A	N/A	N/A
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$19.64	$17.65	$22.75	$18.45	$16.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.22	$0.14	$0.05	$0.03
Net realized and unrealized gain (loss)	2.95	2.03	(5.12)	4.26	2.17
Total from investment operations	$3.03	$2.25	$(4.98)	$4.31	$2.20
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.12)	$(0.01)	$(0.21)
Net asset value, end of period (x)	$22.67	$19.64	$17.65	$22.75	$18.45
Total return (%) (r)(s)(t)(x)	15.43	12.88	(21.99)	23.39	13.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.80	1.77	1.76	1.82
Expenses after expense reductions	1.74	1.79	1.76	1.75	1.81
Net investment income (loss)	0.42	1.17	0.71	0.24	0.19
Portfolio turnover rate	17	16	15	19	22
Net assets at end of period (000 omitted)	$1,028	$10,961	$3,600	$3,042	$1,628
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.74	1.74	N/A	N/A	N/A

See Notes to Financial Statements
11

MFS Research International Fund
Financial Highlights - continued
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$20.84	$18.58	$23.90	$19.37	$17.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.31	$0.21	$0.15	$0.13
Net realized and unrealized gain (loss)	3.04	2.17	(5.33)	4.49	2.26
Total from investment operations	$3.30	$2.48	$(5.12)	$4.64	$2.39
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.20)	$(0.11)	$(0.27)
Net asset value, end of period (x)	$23.88	$20.84	$18.58	$23.90	$19.37
Total return (%) (r)(s)(t)(x)	16.01	13.46	(21.58)	24.02	13.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25	1.30	1.27	1.27	1.32
Expenses after expense reductions	1.23	1.28	1.25	1.25	1.31
Net investment income (loss)	1.19	1.54	0.97	0.70	0.73
Portfolio turnover rate	17	16	15	19	22
Net assets at end of period (000 omitted)	$67,846	$77,132	$75,398	$104,975	$89,943
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.24	1.25	N/A	N/A	N/A
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.40	$19.08	$24.53	$19.88	$17.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.37	$0.27	$0.21	$0.18
Net realized and unrealized gain (loss)	3.13	2.22	(5.46)	4.60	2.32
Total from investment operations	$3.45	$2.59	$(5.19)	$4.81	$2.50
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.27)	$(0.26)	$(0.16)	$(0.32)
Net asset value, end of period (x)	$24.52	$21.40	$19.08	$24.53	$19.88
Total return (%) (r)(s)(t)(x)	16.34	13.72	(21.37)	24.30	14.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00	1.05	1.02	1.02	1.07
Expenses after expense reductions	0.98	1.03	1.00	1.00	1.06
Net investment income (loss)	1.46	1.83	1.22	0.96	0.99
Portfolio turnover rate	17	16	15	19	22
Net assets at end of period (000 omitted)	$74,124	$68,315	$58,785	$76,512	$63,920
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.99	1.00	N/A	N/A	N/A

See Notes to Financial Statements
12

MFS Research International Fund
Financial Highlights - continued
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.70	$19.34	$24.86	$20.15	$17.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.42	$0.33	$0.29	$0.23
Net realized and unrealized gain (loss)	3.17	2.26	(5.53)	4.63	2.35
Total from investment operations	$3.56	$2.68	$(5.20)	$4.92	$2.58
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.32)	$(0.32)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$24.87	$21.70	$19.34	$24.86	$20.15
Total return (%) (r)(s)(t)(x)	16.64	14.02	(21.17)	24.58	14.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75	0.80	0.77	0.76	0.82
Expenses after expense reductions	0.73	0.78	0.75	0.75	0.81
Net investment income (loss)	1.74	2.05	1.45	1.26	1.24
Portfolio turnover rate	17	16	15	19	22
Net assets at end of period (000 omitted)	$46,882	$74,093	$68,971	$96,499	$41,619
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.74	0.75	N/A	N/A	N/A
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.53	$19.19	$24.67	$19.99	$17.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.44	$0.36	$0.29	$0.25
Net realized and unrealized gain (loss)	3.15	2.25	(5.49)	4.62	2.33
Total from investment operations	$3.55	$2.69	$(5.13)	$4.91	$2.58
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.35)	$(0.35)	$(0.23)	$(0.39)
Net asset value, end of period (x)	$24.67	$21.53	$19.19	$24.67	$19.99
Total return (%) (r)(s)(t)(x)	16.74	14.16	(21.09)	24.74	14.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65	0.70	0.65	0.67	0.71
Expenses after expense reductions	0.63	0.68	0.64	0.65	0.70
Net investment income (loss)	1.80	2.17	1.60	1.30	1.37
Portfolio turnover rate	17	16	15	19	22
Net assets at end of period (000 omitted)	$14,579,581	$13,495,945	$11,638,059	$14,433,482	$9,787,763
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.64	0.65	N/A	N/A	N/A

See Notes to Financial Statements
13

MFS Research International Fund
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Research International Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;
15

MFS Research International Fund
Notes to Financial Statements  - continued
the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$175,884,244	$3,017,715,037	$—	$3,193,599,281
France	1,488,162,997	911,723,904	—	2,399,886,901
United Kingdom	132,452,964	1,832,106,886	—	1,964,559,850
Switzerland	868,956,462	804,368,683	—	1,673,325,145
United States	1,344,845,705	—	—	1,344,845,705
Germany	742,683,588	380,519,739	—	1,123,203,327
Netherlands	171,709,281	774,681,503	—	946,390,784
Denmark	617,276,084	105,360,716	—	722,636,800
Spain	—	614,142,643	—	614,142,643
Other Countries	1,106,070,514	1,738,103,675	—	2,844,174,189
Mutual Funds	188,345,189	—	—	188,345,189
Total	$6,836,387,028	$10,178,722,786	$—	$17,015,109,814
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $57,736,355.  The fair value of the fund's investment securities on loan and a related liability of $61,600,000 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income
16

MFS Research International Fund
Notes to Financial Statements  - continued
generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. These reclaims are recorded only when certainty exists as to the likelihood of receipt and the potential timing of payment. For the year ended August 31, 2024, estimated professional fees associated with recovering these foreign taxes previously accrued for were reduced by $1,297,070 pursuant to agreed upon limitations and are reflected as Reduction of tax reclaim recovery expenses in the Statement of Operations.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/24	Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$293,003,116	$245,003,054
The federal tax cost and the tax basis components of distributable earnings were as follows:
17

MFS Research International Fund
Notes to Financial Statements  - continued
As of 8/31/24
Cost of investments	$11,904,341,486
Gross appreciation	5,503,639,002
Gross depreciation	(392,870,674)
Net unrealized appreciation (depreciation)	$5,110,768,328
Undistributed ordinary income	261,309,770
Capital loss carryforwards	(529,877,454)
Other temporary differences	(7,023,157)
Total distributable earnings (loss)	$4,835,177,487
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(186,966,859)
Long-Term	(342,910,595)
Total	$(529,877,454)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/24	Year ended 8/31/23
Class A	$10,398,444	$8,922,184
Class B	2,955	3,328
Class C	103,827	90,661
Class I	26,373,850	23,723,332
Class R1	—	150,058
Class R2	800,519	899,295
Class R3	1,033,659	858,081
Class R4	1,346,316	1,154,502
Class R6	252,943,546	209,201,613
Total	$293,003,116	$245,003,054
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
18

MFS Research International Fund
Notes to Financial Statements  - continued
Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $2,087,162, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.62% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $39,967 for the year ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,737,003
Class B	0.75%	0.25%	1.00%	1.00%	5,807
Class C	0.75%	0.25%	1.00%	1.00%	123,749
Class R1	0.75%	0.25%	1.00%	1.00%	19,132
Class R2	0.25%	0.25%	0.50%	0.50%	331,136
Class R3	—	0.25%	0.25%	0.25%	172,246
Total Distribution and Service Fees					$2,389,073
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2024, this rebate amounted to $46 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
Amount
Class A	$6,450
Class B	63
Class C	388
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $127,820, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,612,707.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0038% of the fund's average daily net assets.
19

MFS Research International Fund
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$85
8/19/2024	Redemption	Class R1	3	68
8/19/2024	Redemption	Class R2	3	70
8/19/2024	Redemption	Class R3	3	81
8/19/2024	Redemption	Class R4	3	76
(4)  Portfolio Securities
For the year ended August 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $2,740,315,241 and $4,077,623,614, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,551,494	$56,473,944	6,396,801	$124,478,448
Class B	2	36	3	76
Class C	45,928	938,783	183,267	3,338,382
Class I	14,171,565	327,055,588	25,573,130	541,158,028
Class R1	17,384	344,148	479,069	8,839,234
Class R2	459,465	9,822,020	647,573	12,884,738
Class R3	676,362	14,874,012	892,196	18,213,518
Class R4	483,053	10,663,160	675,065	13,929,872
Class R6	20,110,825	442,878,785	56,730,878	1,172,648,568
	38,516,078	$863,050,476	91,577,982	$1,895,490,864
Shares issued to shareholders in reinvestment of distributions
Class A	438,370	$9,578,375	410,746	$8,223,125
Class B	137	2,909	162	3,155
Class C	4,513	92,703	4,338	81,769
Class I	1,025,842	23,266,096	1,056,819	21,950,138
Class R1	—	—	8,209	150,058
Class R2	37,753	795,835	46,525	898,869
Class R3	47,855	1,033,659	43,330	857,936
Class R4	60,433	1,322,270	56,594	1,134,152
Class R6	10,975,455	237,947,868	9,869,794	196,112,812
	12,590,358	$274,039,715	11,496,517	$229,412,014
20

MFS Research International Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,135,743)	$(114,095,409)	(8,511,065)	$(166,951,527)
Class B	(17,043)	(364,429)	(23,605)	(459,289)
Class C	(130,333)	(2,709,625)	(170,249)	(3,241,266)
Class I	(29,877,057)	(694,195,746)	(31,164,073)	(655,756,261)
Class R1	(530,117)	(10,153,984)	(133,125)	(2,544,322)
Class R2	(1,358,273)	(28,399,301)	(1,050,213)	(21,017,261)
Class R3	(893,308)	(19,704,996)	(824,446)	(16,935,591)
Class R4	(2,072,435)	(48,552,113)	(883,191)	(18,191,865)
Class R6	(66,965,967)	(1,502,295,200)	(46,034,729)	(918,395,332)
	(106,980,276)	$(2,420,470,803)	(88,794,696)	$(1,803,492,714)
Net change
Class A	(2,145,879)	$(48,043,090)	(1,703,518)	$(34,249,954)
Class B	(16,904)	(361,484)	(23,440)	(456,058)
Class C	(79,892)	(1,678,139)	17,356	178,885
Class I	(14,679,650)	(343,874,062)	(4,534,124)	(92,648,095)
Class R1	(512,733)	(9,809,836)	354,153	6,444,970
Class R2	(861,055)	(17,781,446)	(356,115)	(7,233,654)
Class R3	(169,091)	(3,797,325)	111,080	2,135,863
Class R4	(1,528,949)	(36,566,683)	(151,532)	(3,127,841)
Class R6	(35,879,687)	(821,468,547)	20,565,943	450,366,048
	(55,873,840)	$(1,283,380,612)	14,279,803	$321,410,164
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 65%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $83,229 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
21

MFS Research International Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$48,409,375	$1,917,563,002	$1,839,246,753	$(10,279)	$29,844	$126,745,189
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,772,728	$—
22

MFS Research International Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Research International Fund and the Board of Trustees of MFS Series Trust I
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Research International Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2024
23

MFS Research International Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
Income derived from foreign sources was $410,427,859. The fund intends to pass through foreign tax credits of $21,208,121 for the fiscal year.
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research International Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
25

MFS Research International Fund
Board Review of Investment Advisory Agreement
MFS Research International Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three- year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
26

MFS Research International Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $5 billion, $10 billion, and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
27

MFS Technology Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Technology Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Business Services – 5.1%
Accenture PLC, “A”	142,255	$ 48,644,097
Factset Research Systems, Inc.	29,432	12,445,027
MSCI, Inc.	18,928	10,989,408
Verisk Analytics, Inc., “A”	100,775	27,493,435
		$99,571,967
Computer Software – 26.8%
Adobe Systems, Inc. (a)	17,157	$ 9,855,152
Cadence Design Systems, Inc. (a)	86,363	23,225,602
Constellation Software, Inc.	7,350	24,001,092
Datadog, Inc., “A” (a)	63,829	7,420,759
Dun & Bradstreet Holdings, Inc.	749,237	8,990,844
HubSpot, Inc. (a)	33,447	16,692,394
Intuit, Inc.	64,926	40,920,261
Microsoft Corp. (s)	427,389	178,281,047
Oracle Corp.	329,931	46,615,951
Palantir Technologies, Inc. (a)	326,185	10,268,304
Salesforce, Inc.	234,753	59,369,034
ServiceNow, Inc. (a)	66,078	56,496,690
Synopsys, Inc. (a)	22,758	11,824,602
Topicus.com, Inc.	103,546	10,051,488
Tyler Technologies, Inc. (a)	30,366	17,851,260
		$521,864,480
Computer Software - Systems – 14.1%
Apple, Inc.	582,242	$ 133,333,418
Arista Networks, Inc. (a)	76,119	26,898,932
Cisco Systems, Inc.	197,359	9,974,524
Descartes Systems Group, Inc. (a)	205,251	20,696,441
EPAM Systems, Inc. (a)	42,776	8,587,710
Hitachi Ltd.	1,055,000	25,883,770
International Business Machines Corp.	50,353	10,177,852
Shopify, Inc. (a)	528,522	39,147,624
		$274,700,271
Consumer Services – 0.6%
Booking Holdings, Inc. (s)	3,016	$ 11,790,238
Electrical Equipment – 1.7%
Amphenol Corp., “A”	506,414	$ 34,157,624
Electronics – 24.5%
Advanced Micro Devices (a)	243,947	$ 36,240,767
Analog Devices, Inc.	110,867	26,036,006
Applied Materials, Inc.	172,565	34,040,172
ASML Holding N.V., ADR	10,012	9,049,546
Broadcom, Inc.	451,230	73,469,269
KLA Corp.	59,518	48,770,835
SCTFS-ANN
1

MFS Technology Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Lam Research Corp.	39,399	$ 32,346,973
Marvell Technology, Inc.	443,993	33,850,026
Monolithic Power Systems, Inc.	11,416	10,670,307
NVIDIA Corp.	982,534	117,285,083
Onto Innovation, Inc. (a)	31,100	6,631,142
Taiwan Semiconductor Manufacturing Co. Ltd.	606,000	18,094,694
Texas Instruments, Inc.	142,099	30,457,500
		$476,942,320
Insurance – 0.5%
Aon PLC	26,699	$ 9,176,980
Internet – 21.0%
Alphabet, Inc., “A” (s)	970,609	$ 158,578,098
Gartner, Inc. (a)	66,816	32,870,799
Meta Platforms, Inc., “A”	386,237	201,349,211
Pinterest, Inc. (a)	527,438	16,899,114
		$409,697,222
Network & Telecom – 1.9%
Qualcomm, Inc.	211,045	$ 36,996,189
Other Banks & Diversified Financials – 1.1%
Mastercard, Inc., “A” (s)	17,630	$ 8,521,284
S&P Global, Inc.	25,336	13,003,449
		$21,524,733
Specialty Stores – 1.1%
Amazon.com, Inc. (a)(s)	121,410	$ 21,671,685
Total Common Stocks (Identified Cost, $1,031,207,484)		$1,918,093,709
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	9,895	$ 0

Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $30,303,028)	30,302,838	$ 30,311,929
Other Assets, Less Liabilities – 0.0%		191,344
Net Assets – 100.0%		$1,948,596,982
2

MFS Technology Fund
Portfolio of Investments – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $30,311,929 and $1,918,093,709, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At August 31, 2024, the fund had cash collateral of $51,885 and other liquid securities with an aggregate value of $524,531 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
3

MFS Technology Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,031,207,484)	$1,918,093,709
Investments in affiliated issuers, at value (identified cost, $30,303,028)	30,311,929
Deposits with brokers for
Securities sold short	51,885
Receivables for
Fund shares sold	1,150,001
Dividends	688,681
Other assets	9,360
Total assets	$1,950,305,565
Liabilities
Payables for
Fund shares reacquired	$1,112,701
Payable to affiliates
Investment adviser	112,406
Administrative services fee	2,333
Shareholder servicing costs	257,817
Distribution and service fees	31,682
Payable for independent Trustees' compensation	11
Accrued expenses and other liabilities	191,633
Total liabilities	$1,708,583
Net assets	$1,948,596,982
Net assets consist of
Paid-in capital	$818,017,569
Total distributable earnings (loss)	1,130,579,413
Net assets	$1,948,596,982
Shares of beneficial interest outstanding	29,373,801
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$927,605,248	14,317,930	$64.79
Class B	15,270,999	318,149	48.00
Class C	104,016,362	2,174,946	47.82
Class I	468,538,667	6,414,191	73.05
Class R1	13,791,996	289,414	47.65
Class R2	30,732,934	522,112	58.86
Class R3	45,403,524	701,520	64.72
Class R4	17,676,348	251,857	70.18
Class R6	325,560,904	4,383,682	74.27
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $68.74 [100 / 94.25 x $64.79]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
4

MFS Technology Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Dividends	$8,911,642
Dividends from affiliated issuers	1,805,356
Other	17,728
Income on securities loaned	342
Foreign taxes withheld	(119,790)
Total investment income	$10,615,278
Expenses
Management fee	$12,692,296
Distribution and service fees	3,645,307
Shareholder servicing costs	1,657,744
Administrative services fee	258,058
Independent Trustees' compensation	31,379
Custodian fee	99,137
Shareholder communications	117,916
Audit and tax fees	77,940
Legal fees	9,368
Miscellaneous	242,472
Total expenses	$18,831,617
Reduction of expenses by investment adviser and distributor	(226,466)
Net expenses	$18,605,151
Net investment income (loss)	$(7,989,873)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$277,868,843
Affiliated issuers	2,797
Foreign currency	(58,565)
Net realized gain (loss)	$277,813,075
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$286,827,918
Affiliated issuers	3,656
Net unrealized gain (loss)	$286,831,574
Net realized and unrealized gain (loss)	$564,644,649
Change in net assets from operations	$556,654,776
See Notes to Financial Statements
5

MFS Technology Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$(7,989,873)	$(5,833,203)
Net realized gain (loss)	277,813,075	165,976,384
Net unrealized gain (loss)	286,831,574	121,667,429
Change in net assets from operations	$556,654,776	$281,810,610
Total distributions to shareholders	$(158,884,884)	$(122,255,927)
Change in net assets from fund share transactions	$47,525,569	$(61,980,502)
Total change in net assets	$445,295,461	$97,574,181
Net assets
At beginning of period	1,503,301,521	1,405,727,340
At end of period	$1,948,596,982	$1,503,301,521
See Notes to Financial Statements
6

MFS Technology Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$52.10	$46.91	$75.65	$64.90	$44.73
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.30)	$(0.22)	$(0.45)	$(0.57)	$(0.35)
Net realized and unrealized gain (loss)	18.67	9.75	(19.94)	14.83	21.50
Total from investment operations	$18.37	$9.53	$(20.39)	$14.26	$21.15
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$64.79	$52.10	$46.91	$75.65	$64.90
Total return (%) (r)(s)(t)(x)	38.29	23.49	(30.20)	22.97	48.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14	1.15	1.14	1.12	1.18
Expenses after expense reductions	1.12	1.14	1.13	1.11	1.16
Net investment income (loss)	(0.51)	(0.49)	(0.76)	(0.85)	(0.71)
Portfolio turnover rate	37	44	30	36	46
Net assets at end of period (000 omitted)	$927,605	$669,260	$572,702	$888,416	$745,157
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	1.11	1.13

See Notes to Financial Statements
7

MFS Technology Fund
Financial Highlights - continued
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$40.24	$37.55	$62.67	$54.73	$38.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.54)	$(0.43)	$(0.73)	$(0.89)	$(0.61)
Net realized and unrealized gain (loss)	13.98	7.46	(16.04)	12.34	18.16
Total from investment operations	$13.44	$7.03	$(16.77)	$11.45	$17.55
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$48.00	$40.24	$37.55	$62.67	$54.73
Total return (%) (r)(s)(t)(x)	37.23	22.60	(30.73)	22.06	47.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.89	1.91	1.89	1.87	1.93
Expenses after expense reductions	1.87	1.89	1.88	1.86	1.92
Net investment income (loss)	(1.27)	(1.24)	(1.52)	(1.59)	(1.46)
Portfolio turnover rate	37	44	30	36	46
Net assets at end of period (000 omitted)	$15,271	$18,987	$23,115	$44,390	$46,224
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	1.86	1.88
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$40.11	$37.45	$62.52	$54.61	$38.07
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.54)	$(0.43)	$(0.73)	$(0.88)	$(0.61)
Net realized and unrealized gain (loss)	13.93	7.43	(15.99)	12.30	18.13
Total from investment operations	$13.39	$7.00	$(16.72)	$11.42	$17.52
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$47.82	$40.11	$37.45	$62.52	$54.61
Total return (%) (r)(s)(t)(x)	37.22	22.58	(30.72)	22.06	47.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.89	1.90	1.89	1.87	1.93
Expenses after expense reductions	1.87	1.89	1.88	1.86	1.92
Net investment income (loss)	(1.26)	(1.24)	(1.52)	(1.59)	(1.46)
Portfolio turnover rate	37	44	30	36	46
Net assets at end of period (000 omitted)	$104,016	$105,653	$112,241	$194,857	$183,286
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	1.86	1.88

See Notes to Financial Statements
8

MFS Technology Fund
Financial Highlights - continued
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$57.94	$51.52	$82.06	$69.94	$48.02
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.12)	$(0.34)	$(0.43)	$(0.25)
Net realized and unrealized gain (loss)	20.96	10.88	(21.85)	16.06	23.15
Total from investment operations	$20.79	$10.76	$(22.19)	$15.63	$22.90
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$73.05	$57.94	$51.52	$82.06	$69.94
Total return (%) (r)(s)(t)(x)	38.63	23.79	(30.02)	23.28	48.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89	0.91	0.89	0.87	0.93
Expenses after expense reductions	0.87	0.89	0.88	0.86	0.92
Net investment income (loss)	(0.26)	(0.24)	(0.52)	(0.59)	(0.46)
Portfolio turnover rate	37	44	30	36	46
Net assets at end of period (000 omitted)	$468,539	$356,050	$356,867	$608,833	$561,531
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	0.86	0.88
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$39.98	$37.35	$62.37	$54.49	$37.99
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.54)	$(0.43)	$(0.72)	$(0.89)	$(0.62)
Net realized and unrealized gain (loss)	13.89	7.40	(15.95)	12.28	18.10
Total from investment operations	$13.35	$6.97	$(16.67)	$11.39	$17.48
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$47.65	$39.98	$37.35	$62.37	$54.49
Total return (%) (r)(s)(t)(x)	37.24	22.56	(30.72)	22.05	47.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.89	1.90	1.89	1.87	1.93
Expenses after expense reductions	1.87	1.89	1.88	1.86	1.91
Net investment income (loss)	(1.26)	(1.24)	(1.51)	(1.59)	(1.47)
Portfolio turnover rate	37	44	30	36	46
Net assets at end of period (000 omitted)	$13,792	$10,366	$7,558	$10,498	$9,882
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	1.86	1.88

See Notes to Financial Statements
9

MFS Technology Fund
Financial Highlights - continued
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$47.93	$43.63	$71.12	$61.36	$42.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.40)	$(0.30)	$(0.56)	$(0.68)	$(0.45)
Net realized and unrealized gain (loss)	17.01	8.94	(18.58)	13.95	20.34
Total from investment operations	$16.61	$8.64	$(19.14)	$13.27	$19.89
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$58.86	$47.93	$43.63	$71.12	$61.36
Total return (%) (r)(s)(t)(x)	37.92	23.19	(30.38)	22.67	47.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.39	1.40	1.39	1.37	1.43
Expenses after expense reductions	1.37	1.39	1.38	1.36	1.42
Net investment income (loss)	(0.76)	(0.74)	(1.02)	(1.09)	(0.97)
Portfolio turnover rate	37	44	30	36	46
Net assets at end of period (000 omitted)	$30,733	$22,942	$22,287	$37,797	$38,511
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	1.36	1.38
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$52.06	$46.87	$75.60	$64.85	$44.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.29)	$(0.22)	$(0.46)	$(0.56)	$(0.35)
Net realized and unrealized gain (loss)	18.63	9.75	(19.92)	14.82	21.47
Total from investment operations	$18.34	$9.53	$(20.38)	$14.26	$21.12
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$64.72	$52.06	$46.87	$75.60	$64.85
Total return (%) (r)(s)(t)(x)	38.26	23.51	(30.21)	22.99	48.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14	1.15	1.14	1.13	1.18
Expenses after expense reductions	1.12	1.14	1.13	1.11	1.17
Net investment income (loss)	(0.52)	(0.49)	(0.77)	(0.84)	(0.71)
Portfolio turnover rate	37	44	30	36	46
Net assets at end of period (000 omitted)	$45,404	$55,707	$49,755	$96,784	$109,884
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	1.11	1.13

See Notes to Financial Statements
10

MFS Technology Fund
Financial Highlights - continued
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$55.88	$49.85	$79.68	$68.01	$46.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.11)	$(0.33)	$(0.42)	$(0.24)
Net realized and unrealized gain (loss)	20.15	10.48	(21.15)	15.60	22.51
Total from investment operations	$19.98	$10.37	$(21.48)	$15.18	$22.27
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$70.18	$55.88	$49.85	$79.68	$68.01
Total return (%) (r)(s)(t)(x)	38.60	23.81	(30.03)	23.28	48.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89	0.91	0.89	0.87	0.93
Expenses after expense reductions	0.87	0.89	0.88	0.86	0.92
Net investment income (loss)	(0.27)	(0.23)	(0.52)	(0.59)	(0.47)
Portfolio turnover rate	37	44	30	36	46
Net assets at end of period (000 omitted)	$17,676	$17,097	$25,674	$47,324	$32,530
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	0.85	0.89
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$58.77	$52.14	$82.87	$70.54	$48.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.07)	$(0.27)	$(0.37)	$(0.20)
Net realized and unrealized gain (loss)	21.30	11.04	(22.11)	16.21	23.34
Total from investment operations	$21.18	$10.97	$(22.38)	$15.84	$23.14
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$74.27	$58.77	$52.14	$82.87	$70.54
Total return (%) (r)(s)(t)(x)	38.76	23.92	(29.95)	23.39	48.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80	0.81	0.79	0.78	0.84
Expenses after expense reductions	0.78	0.80	0.77	0.77	0.82
Net investment income (loss)	(0.17)	(0.14)	(0.41)	(0.50)	(0.37)
Portfolio turnover rate	37	44	30	36	46
Net assets at end of period (000 omitted)	$325,561	$247,239	$235,529	$403,893	$316,404
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	0.77	0.79

See Notes to Financial Statements
11

MFS Technology Fund
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Technology Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign
13

MFS Technology Fund
Notes to Financial Statements  - continued
markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,771,169,054	$—	$—	$1,771,169,054
Canada	93,896,645	0	—	93,896,645
Japan	—	25,883,770	—	25,883,770
Taiwan	—	18,094,694	—	18,094,694
Netherlands	9,049,546	—	—	9,049,546
Mutual Funds	30,311,929	—	—	30,311,929
Total	$1,904,427,174	$43,978,464	$—	$1,948,405,638
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. For the year ended August 31, 2024, the fund did not enter into short sale transactions.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the
14

MFS Technology Fund
Notes to Financial Statements  - continued
fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/24	Year ended 8/31/23
Long-term capital gains	$158,884,884	$122,255,927
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$1,064,081,008
Gross appreciation	898,893,029
Gross depreciation	(14,568,399)
Net unrealized appreciation (depreciation)	$884,324,630
Undistributed ordinary income	40,729,679
Undistributed long-term capital gain	205,525,104
Total distributable earnings (loss)	$1,130,579,413
15

MFS Technology Fund
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/24	Year ended 8/31/23
Class A	$73,879,242	$51,623,165
Class B	2,336,196	2,466,860
Class C	13,791,501	12,088,461
Class I	34,516,934	27,364,310
Class R1	1,428,654	882,693
Class R2	2,750,922	2,055,032
Class R3	4,943,879	4,485,667
Class R4	1,670,862	2,209,428
Class R6	23,566,694	19,080,311
Total	$158,884,884	$122,255,927
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $226,001, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.72% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $123,858 for the year ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
16

MFS Technology Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,024,157
Class B	0.75%	0.25%	1.00%	1.00%	172,364
Class C	0.75%	0.25%	1.00%	1.00%	1,069,667
Class R1	0.75%	0.25%	1.00%	1.00%	121,867
Class R2	0.25%	0.25%	0.50%	0.50%	136,722
Class R3	—	0.25%	0.25%	0.25%	120,530
Total Distribution and Service Fees					$3,645,307
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2024, this rebate amounted to $182 and $283 for Class A and Class C shares, respectively and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
Amount
Class A	$7,955
Class B	4,751
Class C	3,569
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $254,669, which equated to 0.0146% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,403,075.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0148% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
17

MFS Technology Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	4	$326
8/19/2024	Redemption	Class R1	4	216
8/19/2024	Redemption	Class R2	4	251
8/19/2024	Redemption	Class R3	4	234
8/19/2024	Redemption	Class R4	4	364
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2024, this reimbursement amounted to $15,134, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended August 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $619,674,333 and $743,995,870, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,505,973	$144,858,601	1,564,162	$70,141,503
Class B	6,665	291,738	8,653	309,910
Class C	235,455	10,222,849	219,176	7,556,099
Class I	1,573,573	101,873,682	1,091,293	53,676,264
Class R1	66,822	2,877,562	65,744	2,319,126
Class R2	156,618	8,121,457	93,281	3,803,408
Class R3	266,609	14,989,671	283,342	12,971,380
Class R4	86,918	5,280,123	100,231	4,630,926
Class R6	1,347,638	89,431,503	1,011,824	50,667,739
	6,246,271	$377,947,186	4,437,706	$206,076,355
Shares issued to shareholders in reinvestment of distributions
Class A	1,417,549	$71,841,342	1,291,127	$50,057,003
Class B	61,552	2,323,571	81,038	2,440,061
Class C	355,772	13,384,132	386,365	11,594,810
Class I	554,577	31,633,089	577,895	24,872,602
Class R1	38,034	1,425,516	29,422	880,297
Class R2	59,583	2,748,583	57,431	2,052,015
Class R3	97,647	4,943,879	115,789	4,485,667
Class R4	27,555	1,510,277	45,901	1,904,879
Class R6	362,684	21,021,163	391,841	17,096,020
	2,974,953	$150,831,552	2,976,809	$115,383,354
18

MFS Technology Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,450,382)	$(143,136,476)	(2,218,748)	$(96,058,383)
Class B	(221,958)	(9,459,908)	(233,320)	(7,912,516)
Class C	(1,050,526)	(45,212,895)	(968,359)	(33,016,314)
Class I	(1,858,849)	(119,203,591)	(2,451,258)	(117,366,434)
Class R1	(74,681)	(3,179,877)	(38,274)	(1,328,502)
Class R2	(172,752)	(9,172,372)	(182,851)	(7,446,689)
Class R3	(732,849)	(40,321,394)	(390,506)	(17,425,123)
Class R4	(168,604)	(10,689,954)	(355,178)	(16,595,237)
Class R6	(1,533,396)	(100,876,702)	(1,713,995)	(86,291,013)
	(8,263,997)	$(481,253,169)	(8,552,489)	$(383,440,211)
Net change
Class A	1,473,140	$73,563,467	636,541	$24,140,123
Class B	(153,741)	(6,844,599)	(143,629)	(5,162,545)
Class C	(459,299)	(21,605,914)	(362,818)	(13,865,405)
Class I	269,301	14,303,180	(782,070)	(38,817,568)
Class R1	30,175	1,123,201	56,892	1,870,921
Class R2	43,449	1,697,668	(32,139)	(1,591,266)
Class R3	(368,593)	(20,387,844)	8,625	31,924
Class R4	(54,131)	(3,899,554)	(209,046)	(10,059,432)
Class R6	176,926	9,575,964	(310,330)	(18,527,254)
	957,227	$47,525,569	(1,137,974)	$(61,980,502)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $8,490 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$35,197,628	$262,656,982	$267,549,134	$2,797	$3,656	$30,311,929

19

MFS Technology Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,805,356	$—
20

MFS Technology Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Technology Fund and the Board of Trustees of MFS Series Trust I
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Technology Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2024
21

MFS Technology Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $195,336,000 as capital gain dividends paid during the fiscal year.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Technology Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Technology Fund
Board Review of Investment Advisory Agreement
MFS Technology Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2023, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s five-year performance as compared to its
24

MFS Technology Fund
Board Review of Investment Advisory Agreement - continued
Broadridge performance universe improved for the period ended December 31, 2023, as compared to the prior year.  Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
25

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST I

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2024

*  Print name and title of each signing officer under his or her signature.